UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders.

(a)	The Reports to Shareholders are attached herewith.

Annual Report
December 31, 2023
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Emerging Markets Local Bond ETF
SPDR Bloomberg International Corporate Bond ETF
SPDR Bloomberg International Treasury Bond ETF
SPDR Bloomberg Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg EM Local Currency Government Diversified Index is designed to measure the performance of the fixed-rate local currency sovereign debt of emerging market countries. The index includes government bonds issued by investment grade and non-investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated B3/B-/B- or higher using the middle rating of Moody’s Investors Service, Inc., S&P Global Ratings and Fitch Ratings, Inc. respectively.
The Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Index is designed to be a broad based measure of the global investment-grade, fixed rate, fixed income corporate markets outside the United States. The index is part of the Bloomberg Global ex-USD Aggregate Bond Index (the “Aggregate Index”). The major components of the Aggregate Index are the Pan-European Aggregate and the Asian Pacific Aggregate Indices. The securities in the index must have a $1 billion USD equivalent market capitalization outstanding and at least 1 year remaining. Securities must be fixed rate, although zero coupon bonds and step-ups are permitted. Additionally, securities must be rated investmen grade (Baa3/BBB-/BBB- or better) using the middle rating from Moody’s Investors Service, Inc., S&P Global Ratings and Fitch Ratings, Inc. after dropping the highest and lowest available ratings. If only two agencies rate a security, then the more conservative (lower) rating will be used. If only one rating agency rates a security, then that one rating will be used. Excluded from the index are subordinated debts, convertible securities, floating-rate notes, fixed-rate perpetuals, warrants, inflation-linked bonds and structured notes. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
The Bloomberg Global Treasury ex-US Capped Index is designed to track the fixed-rate local currency sovereign debt of investment grade countries outside the United States. The index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated investment grade (Baa3/BBB-/BBB-or higher using the middle rating of Moody’s Investors Service, Inc., S&P Global Ratings and Fitch Ratings, Inc. respectively). The index is calculated by Bloomberg Index Services Limited using a modified “market capitalization” methodology. This design ensures that each constituent country within the index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the index. The index is rebalanced on a monthly basis.
The Bloomberg 1-3 Year Global Treasury ex-US Capped Index is designed to measure the performance of fixed-rate local currency sovereign debt of investment grade countries outside the United States that have remaining maturities of one to three years. The index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have remaining maturities of one to three years and are rated investment grade (Baa3/BBB-/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., S&P Global Ratings and Fitch Ratings, Inc. respectively). The securities in the index must be fixed-rate and have certain minimum amounts outstanding, depending upon the currency in which the bonds are denominated. The index is calculated by Bloomberg Index Services Limited using a modified “market capitalization” methodology. This design ensures that each constituent country within the index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the index. Component securities in each constituent country are represented in a proportion consistent with their percentage relative to the other component securities in the constituent country. The securities in the index are updated monthly, on the last business day of each month.
The FTSE International Inflation-Linked Securities Select Index is designed to measure the total return performance of inflation-linked bonds outside the United States with fixed-rate coupon payments that are linked to an inflation index. Inflation-protected public obligations of the inflation-linked government bond markets of developed and emerging market countries, commonly known in the United States as TIPS, are securities issued by such governments that are designed to provide inflation protection to investors. The index includes government debt (direct obligations of the issuer country) but does not include quasi-government debt or corporate debt.
See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg Emerging Markets Local Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of emerging market countries. The Fund’s benchmark is the Bloomberg EM Local Currency Government Diversified Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund was 9.79%, and the Index was 10.14%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, cash drag, tax withholdings, and sampling contributed to the difference between the Fund’s performance and that of the index.
Global concerns around heightened inflation, changes in central bank policies, and March’s banking crisis were primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations.
Global markets experienced heightened volatility in March after a number of U.S. regional banks as well as Credit Suisse were downgraded by ratings agencies and ultimately either failed or were bought by other large banks. The incident sent shockwaves through global markets as investors feared contagion into other sectors of the global economy. Ultimately, the contagion story did not play out, and market volatility was calmed as early as April.
In order to reign in persistent inflation and overheated economies across the globe, countries’ central banks began an about-face on previous easy monetary policy in 2022, with many embarking on aggressive rate hiking cycles. The European Central bank and Bank of England raised interest rates by a total of 4.50% and 5.00% respectively over the past two years. The hawkish pivot of global central banks roiled sovereign markets and sent yields soaring, leading to negative returns within the sector during the first half of 2023. By the second half of the year, and especially in the fourth quarter, global tightening seemed to finally take effect on cooling inflation, and major central banks paused their rate hiking. With the end of heightened inflation in sight for many economies, markets are now pricing in hikes for 2024. This change in sentiment led to a global bond rally in the fourth quarter, with the Fund posting its strongest returns during the Reporting Period.
The Fund uses forwards to manage currency exposure, particularly when there are flows around month-end, and for currency exposure purposes during market holidays and in the event of challenging liquidity in bond markets.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Bloomberg Emerging Markets Local Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg EM Local Currency Government Diversified Index	Net Asset Value	Market Value	Bloomberg EM Local Currency Government Diversified Index
ONE YEAR	9.79%	9.07%	10.14%	9.79%	9.07%	10.14%
FIVE YEARS	0.85%	0.20%	1.79%	0.17%	0.04%	0.36%
TEN YEARS	(3.15)%	(4.14)%	1.78%	(0.32)%	(0.42)%	0.18%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Emerging Markets Local Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%. Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Bloomberg Emerging Markets Local Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
Brazil Letras do Tesouro Nacional Zero Coupon, 7/1/2026	0.9%
Brazil Notas do Tesouro Nacional 10.00% 1/1/2025	0.9
Mexico Bonos 5.75% 3/5/2026	0.9
Mexico Bonos 7.75% 5/29/2031	0.9
Brazil Letras do Tesouro Nacional Zero Coupon, 1/1/2026	0.8
TOTAL	4.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Foreign Government Obligations	97.8%
Short-Term Investments	1.9
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
Top Ten Countries as of December 31, 2023

Description	% of Total Investments
South Korea	12.6%
China	12.4
Indonesia	7.3
Brazil	6.8
Mexico	6.7
Thailand	4.6
Czech Republic	4.5
Philippines	4.5
South Africa	4.4
Poland	4.4
TOTAL	68.2%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg International Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the investment grade corporate sector of the global bond market outside of the united States. The Fund’s benchmark is the Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund was 11.13%, and the Index was 11.75%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, the cumulative effect of security misweights, and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
Global concerns around heightened inflation, changes in central bank policies, and the March banking crisis were primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations.
Global markets experienced heightened volatility in March after a number of U.S. regional banks as well as Credit Suisse were downgraded by ratings agencies and ultimately either failed or were bought by other large banks. The incident sent shockwaves through global markets as investors feared contagion into other sectors of the global economy and corporate bond performance suffered as investors fled to safe-haven assets. Ultimately, the contagion story did not play out, and market volatility was calmed as early as April.
In order to reign in persistent inflation and overheated economies across the globe, countries’ central banks began an about-face on previous easy monetary policy in 2022, with many embarking on aggressive rate hiking cycles. The European Central bank and Bank of England raised interest rates by a total of 4.50% and 5.00% respectively over the past two years. The hawkish pivot of global central banks roiled sovereign markets and sent yields soaring, leading to negative returns within the sector during the first half of 2023. By the second half of the year, and especially in the fourth quarter, global tightening seemed to finally take effect on cooling inflation, and major central banks paused their rate hiking. With the end of heightened inflation in sight for many economies, markets are now pricing in hikes for 2024. This change in sentiment led to a global bond rally in the fourth quarter, with the Fund posting its strongest returns during the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Bloomberg International Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Index	Net Asset Value	Market Value	Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Index
ONE YEAR	11.13%	10.74%	11.75%	11.13%	10.74%	11.75%
FIVE YEARS	(4.76)%	(4.90)%	(2.46)%	(0.97)%	(1.00)%	(0.50)%
TEN YEARS	(12.32)%	(12.27)%	(7.97)%	(1.31)%	(1.30)%	(0.83)%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg International Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%. Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Bloomberg International Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
Morgan Stanley 4.66% 3/2/2029	0.4%
Seven & i Holdings Co. Ltd. 0.19% 12/19/2025	0.3
NTT Finance Corp. 0.84% 6/20/2033	0.3
NTT Finance Corp. 0.38% 9/20/2030	0.3
Credit Agricole SA 3.88% 4/20/2031	0.3
TOTAL	1.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Corporate Bonds & Notes	98.3%
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
SPDR Bloomberg International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of investment grade countries outside the united States. The Fund’s benchmark is the Bloomberg Global Treasury ex-US Capped Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund was 5.73%, and the Index was 6.25%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, the cumulative effect of security misweights, and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
Global concerns around heightened inflation and changes in central bank policies were primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations.
In order to reign in persistent inflation and overheated economies across the globe, countries’ central banks began an about-face on previous easy monetary policy in 2022, with many embarking on aggressive rate hiking cycles. The European Central bank and Bank of England raised interest rates by a total of 4.50% and 5.00% respectively over the past two years. The hawkish pivot of global central banks roiled sovereign markets and sent yields soaring, leading to negative returns within the sector during the first half of 2023. By the second half of the year, and especially in the fourth quarter, global tightening seemed to finally take effect on cooling inflation, and major central banks paused their rate hiking. With the end of heightened inflation in sight for many economies, markets are now pricing in hikes for 2024. This change in sentiment led to a global bond rally in the fourth quarter, with the Fund posting its strongest returns during the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Global Treasury ex-US Capped Index	Net Asset Value	Market Value	Bloomberg Global Treasury ex-US Capped Index
ONE YEAR	5.73%	5.10%	6.25%	5.73%	5.10%	6.25%
FIVE YEARS	(10.41)%	(10.83)%	(8.71)%	(2.18)%	(2.27)%	(1.81)%
TEN YEARS	(11.62)%	(11.93)%	(7.50)%	(1.23)%	(1.26)%	(0.78)%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg International Treasury Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
China Government Bonds 4.08% 10/22/2048	0.4%
Korea Treasury Bonds 5.50% 3/10/2028	0.4
Japan Government Ten Year Bonds 0.40% 6/20/2033	0.3
Japan Government Ten Year Bonds 0.10% 12/20/2030	0.3
Kingdom of Belgium Government Bonds 5.00% 3/28/2035	0.3
TOTAL	1.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Foreign Government Obligations	99.1%
Short-Term Investment	3.0
Liabilities in Excess of Other Assets	(2.1)
TOTAL	100.0%
Top Ten Countries as of December 31, 2023

Description	% of Total Investments
Japan	22.7%
France	4.8
United Kingdom	4.8
South Korea	4.6
Australia	4.5
Canada	4.5
China	4.5
Italy	4.4
Germany	4.4
Spain	4.4
TOTAL	63.6%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg Short Term International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term (1-3 year remaining maturity) fixed rate, investment grade debt issued by foreign governments of investment grade countries. The Fund’s benchmark is the Bloomberg 1-3 Year Global Treasury ex-US Capped Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund was 3.49%, and the Index was 4.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, the cumulative effect of security misweights, and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
Global concerns around heightened inflation and changes in central bank policies were primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations.
In order to reign in persistent inflation and overheated economies across the globe, countries’ central banks began an about-face on previous easy monetary policy in 2022, with many embarking on aggressive rate hiking cycles. The European Central bank and Bank of England raised interest rates by a total of 4.50% and 5.00% respectively over the past two years. The hawkish pivot of global central banks roiled sovereign markets and sent yields soaring, leading to negative returns within the sector during the first half of 2023. By the second half of the year, and especially in the fourth quarter, global tightening seemed to finally take effect on cooling inflation, and major central banks paused their rate hiking. With the end of heightened inflation in sight for many economies, markets are now pricing in hikes for 2024. This change in sentiment led to a global bond rally in the fourth quarter, with the Fund posting its strongest returns during the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Bloomberg Short Term International Treasury Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg 1-3 Year Global Treasury ex-US Capped Index	Net Asset Value	Market Value	Bloomberg 1-3 Year Global Treasury ex-US Capped Index
ONE YEAR	3.49%	2.99%	4.01%	3.49%	2.99%	4.01%
FIVE YEARS	(7.96)%	(7.79)%	(5.89)%	(1.64)%	(1.61)%	(1.21)%
TEN YEARS	(19.35)%	(19.30)%	(15.91)%	(2.13)%	(2.12)%	(1.72)%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Short Term International Treasury Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Bloomberg Short Term International Treasury Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
Japan Government Five Year Bonds 0.10% 12/20/2025	2.1%
Japan Government Five Year Bonds 0.10% 3/20/2025	2.1
Japan Government Five Year Bonds 0.10% 6/20/2025	1.5
Mexico Bonos 5.75% 3/5/2026	1.5
Japan Government Ten Year Bonds 0.10% 6/20/2026	1.5
TOTAL	8.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Foreign Government Obligations	98.9%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	1.1
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
Top Ten Countries as of December 31, 2023

Description	% of Total Investments
Japan	23.5%
France	5.3
Italy	4.9
South Korea	4.7
Germany	4.7
Canada	4.6
Spain	4.6
United Kingdom	4.6
China	4.6
Australia	4.5
TOTAL	66.0%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTION BOND ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR FTSE International Government Inflation-Protected Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the global bond market outside the United States. The Fund’s benchmark is the FTSE International Inflation-Linked Securities Select Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund was 8.74%, and the Index was 9.51%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, cash drag, tax withholdings, and sampling contributed to the difference between the Fund’s performance and that of the index.
Global concerns around heightened inflation, changes in central bank policies, and the March banking crisis were primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations.
Global markets experienced heightened volatility in March after a number of U.S. regional banks as well as Credit Suisse were downgraded by ratings agencies and ultimately either failed or were bought by other large banks. The incident sent shockwaves through global markets as investors feared contagion into other sectors of the global economy. Ultimately, the contagion story did not play out, and market volatility was calmed as early as April.
In order to reign in persistent inflation and overheated economies across the globe, countries’ central banks began an about-face on previous easy monetary policy in 2022, with many embarking on aggressive rate hiking cycles. The European Central bank and Bank of England raised interest rates by a total of 4.50% and 5.00% respectively over the past two years. The hawkish pivot of global central banks roiled sovereign markets and sent yields soaring, leading to negative returns within the sector during the first half of 2023. By the second half of the year, and especially in the fourth quarter, global tightening seemed to finally take effect on cooling inflation, and major central banks paused their rate hiking. With the end of heightened inflation in sight for many economies, markets are now pricing in hikes for 2024. This change in sentiment led to a global bond rally in the fourth quarter, with the Fund posting its strongest returns during the period.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR FTSE International Government Inflation-Protected Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	FTSE International Inflation-Linked Securities Select Index	Net Asset Value	Market Value	FTSE International Inflation-Linked Securities Select Index
ONE YEAR	8.74%	8.83%	9.51%	8.74%	8.83%	9.51%
FIVE YEARS(1) (2)	3.84%	3.73%	7.33%	0.76%	0.73%	1.42%
TEN YEARS(1) (2)	2.35%	2.65%	8.48%	0.23%	0.26%	0.82%
(1)	Effective February 15, 2016, the Fund changed its benchmark index from the DB Global Government ex-US Inflation-Linked Securities Select Index. The Fund's performance in the tables is based on the Fund's prior investment strategy to track a different benchmark index for periods prior to February 15, 2016.
(2)	The FTSE International Inflation-Linked Securities Select Index (formerly, Citi International Inflation-Linked Securities Select Index) inception date is January 15, 2016. Index returns in the line graph below represent the Fund’s prior benchmark index from December 31, 2009 through February 14, 2016 and the FTSE International Inflation-Linked Securities Select Index (formerly, Citi International Inflation-Linked Securities Select Index from February 15, 2016 through December 31, 2023.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR FTSE International Government Inflation-Protected Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%. Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR FTSE International Government Inflation-Protected Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
Spain Government Bonds Inflation-Linked 0.70% 11/30/2033	1.8%
Deutsche Bundesrepublik Bonds Inflation-Linked 0.50% 4/15/2030	1.5
Turkiye Government Bonds 1.50% 6/18/2025	1.5
Spain Government Bonds Inflation-Linked 1.00% 11/30/2030	1.3
Deutsche Bundesrepublik Bonds Inflation-Linked 0.10% 4/15/2026	1.3
TOTAL	7.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Foreign Government Obligations	99.3%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
Top Ten Countries as of December 31, 2023

Description	% of Total Investments
United Kingdom	18.8%
Brazil	8.7
France	7.8
Colombia	4.7
Australia	4.7
Mexico	4.7
Italy	4.7
Sweden	4.7
Canada	4.6
Japan	4.6
TOTAL	68.0%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.8%
BRAZIL — 6.8%
Brazil Government International Bonds:
8.50%, 1/5/2024	BRL	350,000	$ 71,932
10.25%, 1/10/2028	BRL	1,000,000	208,097
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 10/1/2024	BRL	17,000,000	3,250,980
Series LTN, Zero Coupon, 1/1/2025	BRL	58,400,000	10,923,659
Series LTN, Zero Coupon, 4/1/2025	BRL	65,000,000	11,912,545
Zero Coupon, 7/1/2025	BRL	29,500,000	5,287,032
Series LTN, Zero Coupon, 1/1/2026	BRL	93,000,000	15,906,974
Series LTN, Zero Coupon, 7/1/2026	BRL	112,000,000	18,279,891
Series LTN, Zero Coupon, 7/1/2027	BRL	55,000,000	8,135,530
Brazil Notas do Tesouro Nacional:
Series NTNF, 10.00%, 1/1/2025	BRL	85,950,000	17,706,310
Series NTNF, 10.00%, 1/1/2027	BRL	74,875,000	15,477,085
Series NTNF, 10.00%, 1/1/2029	BRL	70,890,000	14,551,214
Series NTNF, 10.00%, 1/1/2031	BRL	21,000,000	4,273,018
Series NTNF, 10.00%, 1/1/2033	BRL	34,300,000	6,930,884
			132,915,151
CHILE — 3.5%
Bonos de la Tesoreria de la Republica en pesos:
2.30%, 10/1/2028 (a)	CLP	1,535,000,000	1,533,961
2.50%, 3/1/2025	CLP	3,730,000,000	4,094,702
2.80%, 10/1/2033 (a)	CLP	1,000,000,000	920,120
4.50%, 3/1/2026	CLP	5,915,000,000	6,646,806
4.70%, 9/1/2030 (a)	CLP	6,990,000,000	7,697,231
5.00%, 10/1/2028 (a)	CLP	4,600,000,000	5,185,432
5.00%, 3/1/2035	CLP	7,875,000,000	8,833,219
5.10%, 7/15/2050	CLP	2,970,000,000	3,302,468
5.30%, 11/1/2037	CLP	3,500,000,000	4,067,136
5.80%, 6/1/2024 (a)	CLP	4,720,000,000	5,372,076
5.80%, 10/1/2034	CLP	2,550,000,000	3,068,831
6.00%, 4/1/2033 (a)	CLP	3,650,000,000	4,450,277
Series 30YR, 6.00%, 1/1/2043	CLP	7,595,000,000	9,416,839
Security Description		Principal Amount	Value
7.00%, 5/1/2034 (a)	CLP	2,700,000,000	$ 3,544,491
			68,133,589
CHINA — 12.3%
China Development Bank:
Series 1518, 3.74%, 9/10/2025	CNY	2,000,000	288,951
Series 1605, 3.80%, 1/25/2036	CNY	6,500,000	1,003,971
Series 1510, 4.21%, 4/13/2025	CNY	9,000,000	1,300,277
Series 1805, 4.88%, 2/9/2028	CNY	3,000,000	461,308
China Government Bonds:
1.99%, 4/9/2025	CNY	43,000,000	6,044,537
2.00%, 6/15/2025	CNY	25,000,000	3,513,860
2.18%, 8/25/2025	CNY	25,000,000	3,523,695
2.18%, 8/15/2026	CNY	10,000,000	1,406,024
2.22%, 9/25/2025	CNY	5,000,000	705,204
2.24%, 5/25/2025	CNY	20,000,000	2,819,761
2.26%, 2/24/2025	CNY	23,000,000	3,245,842
2.28%, 11/25/2025	CNY	27,000,000	3,810,984
2.30%, 5/15/2026	CNY	20,000,000	2,820,352
2.33%, 12/15/2025	CNY	20,000,000	2,826,344
2.35%, 3/15/2025	CNY	25,000,000	3,530,774
2.37%, 1/20/2027	CNY	18,500,000	2,609,474
2.39%, 11/15/2026	CNY	20,000,000	2,828,038
2.40%, 7/15/2028	CNY	15,000,000	2,115,904
2.44%, 10/15/2027	CNY	15,000,000	2,119,911
2.46%, 2/15/2026	CNY	40,000,000	5,666,675
2.48%, 4/15/2027	CNY	20,000,000	2,829,492
2.48%, 9/25/2028	CNY	15,000,000	2,121,696
Series 2216, 2.50%, 7/25/2027	CNY	19,000,000	2,689,790
2.52%, 8/25/2033	CNY	5,000,000	701,693
2.54%, 12/25/2030	CNY	20,000,000	2,820,332
Series INBK, 2.55%, 10/15/2028	CNY	15,000,000	2,129,826
2.60%, 9/15/2030	CNY	5,000,000	706,884
2.60%, 9/1/2032	CNY	20,000,000	2,819,286
2.62%, 4/15/2028	CNY	21,000,000	2,989,109
2.62%, 9/25/2029	CNY	20,000,000	2,838,278
2.62%, 6/25/2030	CNY	25,000,000	3,541,268
2.64%, 1/15/2028	CNY	21,000,000	2,988,286
2.67%, 5/25/2033	CNY	20,000,000	2,834,198
2.67%, 11/25/2033	CNY	20,000,000	2,846,930
2.68%, 5/21/2030	CNY	31,000,000	4,401,646
2.69%, 8/12/2026	CNY	29,920,000	4,264,112
2.69%, 8/15/2032	CNY	30,000,000	4,259,355
2.75%, 6/15/2029	CNY	24,000,000	3,429,684
2.75%, 2/17/2032	CNY	23,000,000	3,283,115
2.76%, 5/15/2032	CNY	15,000,000	2,140,749
2.79%, 12/15/2029	CNY	20,000,000	2,859,655
2.80%, 3/24/2029	CNY	20,000,000	2,865,646

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
2.80%, 3/25/2030	CNY	23,000,000	$ 3,289,905
2.80%, 11/15/2032	CNY	15,000,000	2,149,493
2.85%, 6/4/2027	CNY	30,000,000	4,297,434
2.88%, 2/25/2033	CNY	23,000,000	3,319,080
2.89%, 11/18/2031	CNY	20,500,000	2,955,877
Series 1610, 2.90%, 5/5/2026	CNY	10,000,000	1,432,558
2.91%, 10/14/2028	CNY	30,000,000	4,327,343
3.00%, 10/15/2053	CNY	10,000,000	1,455,771
3.01%, 5/13/2028	CNY	28,000,000	4,049,658
3.02%, 10/22/2025	CNY	34,000,000	4,867,685
3.02%, 5/27/2031	CNY	36,000,000	5,235,310
3.03%, 3/11/2026	CNY	37,000,000	5,312,807
Series 1916, 3.12%, 12/5/2026	CNY	27,600,000	3,985,250
3.12%, 10/25/2052	CNY	10,000,000	1,466,507
Series 1915, 3.13%, 11/21/2029	CNY	28,000,000	4,088,745
3.19%, 4/15/2053	CNY	13,000,000	1,954,253
Series 1828, 3.22%, 12/6/2025	CNY	7,790,000	1,122,054
Series 1907, 3.25%, 6/6/2026	CNY	29,800,000	4,310,078
Series 1827, 3.25%, 11/22/2028	CNY	10,000,000	1,471,613
3.27%, 11/19/2030	CNY	37,000,000	5,471,818
Series 1619, 3.27%, 8/22/2046	CNY	10,000,000	1,495,477
3.28%, 12/3/2027	CNY	25,400,000	3,714,414
Series 1906, 3.29%, 5/23/2029	CNY	24,600,000	3,625,493
3.32%, 4/15/2052	CNY	10,000,000	1,517,092
3.39%, 3/16/2050	CNY	24,000,000	3,677,020
3.40%, 7/15/2072	CNY	10,000,000	1,582,563
Series 1626, 3.48%, 11/21/2066	CNY	6,700,000	1,065,169
Series 1710, 3.52%, 5/4/2027	CNY	5,000,000	735,218
Series 1608, 3.52%, 4/25/2046	CNY	11,000,000	1,704,680
3.53%, 10/18/2051	CNY	10,000,000	1,571,533
Series 1819, 3.54%, 8/16/2028	CNY	10,000,000	1,487,331
3.72%, 4/12/2051	CNY	14,000,000	2,275,567
3.73%, 5/25/2070	CNY	25,000,000	4,241,459
Series 1521, 3.74%, 9/22/2035	CNY	7,800,000	1,236,127
Series 1525, 3.74%, 10/20/2045	CNY	8,000,000	1,334,949
3.76%, 3/22/2071	CNY	21,000,000	3,589,014
Series 1705, 3.77%, 2/20/2047	CNY	13,000,000	2,097,867
3.81%, 9/14/2050	CNY	24,000,000	3,946,522
Series 1910, 3.86%, 7/22/2049	CNY	20,000,000	3,295,793
Series 1023, 3.96%, 7/29/2040	CNY	8,000,000	1,324,520
Security Description		Principal Amount	Value
Series 1817, 3.97%, 7/23/2048	CNY	10,000,000	$ 1,668,798
Series 1908, 4.00%, 6/24/2069	CNY	9,000,000	1,607,996
Series 1715, 4.05%, 7/24/2047	CNY	10,000,000	1,684,681
Series 1003, 4.08%, 3/1/2040	CNY	5,000,000	831,521
Series 1824, 4.08%, 10/22/2048	CNY	19,300,000	3,283,701
Series 1508, 4.09%, 4/27/2035	CNY	1,000,000	163,904
Series 1806, 4.22%, 3/19/2048	CNY	8,000,000	1,385,043
Series 1722, 4.28%, 10/23/2047	CNY	3,250,000	566,391
Series 1116, 4.50%, 6/23/2041	CNY	11,000,000	1,947,106
Series 1417, 4.63%, 8/11/2034	CNY	7,000,000	1,175,413
Series 1319, 4.76%, 9/16/2043	CNY	2,000,000	369,623
			241,768,140
COLOMBIA — 4.1%
Colombia Government International Bonds 9.85%, 6/28/2027	COP	115,000,000	27,910
Colombia TES:
Series B, 5.75%, 11/3/2027	COP	20,750,000,000	4,740,791
Series B, 6.00%, 4/28/2028	COP	28,015,000,000	6,372,436
Series B, 6.25%, 11/26/2025	COP	10,875,000,000	2,662,326
Series B, 6.25%, 7/9/2036	COP	5,300,000,000	997,341
Series B, 7.00%, 3/26/2031	COP	47,350,000,000	10,539,058
Series B, 7.00%, 6/30/2032	COP	34,364,000,000	7,417,444
Series B, 7.25%, 10/18/2034	COP	26,825,000,000	5,685,598
Series B, 7.25%, 10/26/2050	COP	31,600,000,000	5,917,863
Series B, 7.50%, 8/26/2026	COP	49,202,000,000	12,139,203
Series B, 7.75%, 9/18/2030	COP	17,800,000,000	4,180,289
Series B, 9.25%, 5/28/2042	COP	41,400,000,000	9,700,530
Series B, 13.25%, 2/9/2033	COP	29,700,000,000	9,102,252
			79,483,041

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
CZECH REPUBLIC — 4.5%
Czech Republic Government Bonds:
Series 135, Zero Coupon, 12/12/2024	CZK	25,000,000	$ 1,065,822
Series 130, 0.05%, 11/29/2029	CZK	71,750,000	2,588,504
Series 100, 0.25%, 2/10/2027	CZK	94,930,000	3,788,348
Series 94, 0.95%, 5/15/2030	CZK	199,280,000	7,523,735
Series 95, 1.00%, 6/26/2026	CZK	124,530,000	5,161,986
Series 121, 1.20%, 3/13/2031	CZK	198,370,000	7,462,751
Series 120, 1.25%, 2/14/2025	CZK	140,390,000	6,037,946
Series 125, 1.50%, 4/24/2040	CZK	38,660,000	1,238,076
Series 138, 1.75%, 6/23/2032	CZK	99,140,000	3,810,859
Series 142, 1.95%, 7/30/2037	CZK	45,600,000	1,634,998
Series 103, 2.00%, 10/13/2033	CZK	169,350,000	6,494,518
Series 89, 2.40%, 9/17/2025	CZK	168,200,000	7,266,972
Series 78, 2.50%, 8/25/2028	CZK	204,700,000	8,677,201
Series 105, 2.75%, 7/23/2029	CZK	154,350,000	6,552,568
Series 145, 3.50%, 5/30/2035	CZK	48,000,000	2,091,850
Series 49, 4.20%, 12/4/2036	CZK	92,180,000	4,283,250
Series 154, 4.50%, 11/11/2032	CZK	55,000,000	2,585,169
Series 53, 4.85%, 11/26/2057	CZK	22,300,000	1,121,506
Series 11Y, 4.90%, 4/14/2034	CZK	24,000,000	1,176,397
Series 150, 5.00%, 9/30/2030	CZK	69,200,000	3,324,756
Series 149, 5.50%, 12/12/2028	CZK	51,000,000	2,471,319
Series 153, 5.75%, 3/29/2029	CZK	18,000,000	880,929
Series 152, 6.20%, 6/16/2031	CZK	15,000,000	778,403
			88,017,863
HUNGARY — 3.7%
Hungary Government Bonds:
Series 26/E, 1.50%, 4/22/2026	HUF	1,443,380,000	3,759,402
Security Description		Principal Amount	Value
Series 26/F, 1.50%, 8/26/2026	HUF	1,851,000,000	$ 4,757,646
Series 29/A, 2.00%, 5/23/2029	HUF	608,020,000	1,466,254
Series 33/A, 2.25%, 4/20/2033 (b)	HUF	772,070,000	1,685,585
Series 34/A, 2.25%, 6/22/2034 (b)	HUF	815,900,000	1,707,232
Series 24/C, 2.50%, 10/24/2024	HUF	1,726,200,000	4,808,077
Series 26/D, 2.75%, 12/22/2026	HUF	2,403,600,000	6,311,780
Series 27/A, 3.00%, 10/27/2027 (b)	HUF	858,170,000	2,258,042
Series 30/A, 3.00%, 8/21/2030 (b)	HUF	2,877,500,000	7,125,213
Series 38/A, 3.00%, 10/27/2038 (b)	HUF	2,378,160,000	4,795,465
Series 41/A, 3.00%, 4/25/2041	HUF	671,300,000	1,287,866
Series 31/A, 3.25%, 10/22/2031 (b)	HUF	1,469,870,000	3,611,813
Series 28/B, 4.50%, 3/23/2028 (b)	HUF	1,092,400,000	3,002,694
4.50%, 5/27/2032	HUF	940,000,000	2,459,443
Series 32/A, 4.75%, 11/24/2032	HUF	2,287,700,000	6,088,442
Series 25/B, 5.50%, 6/24/2025	HUF	1,567,820,000	4,478,607
Series 28/A, 6.75%, 10/22/2028	HUF	3,011,700,000	9,027,623
Series 26/H, 9.50%, 10/21/2026	HUF	950,000,000	2,970,188
			71,601,372
INDONESIA — 7.3%
Indonesia Treasury Bonds:
Series FR90, 5.13%, 4/15/2027	IDR	78,000,000,000	4,870,124
Series FR86, 5.50%, 4/15/2026	IDR	70,900,000,000	4,511,638
Series FR64, 6.13%, 5/15/2028	IDR	73,750,000,000	4,724,464
Series FR88, 6.25%, 6/15/2036	IDR	30,000,000,000	1,890,154
Series FR95, 6.38%, 8/15/2028	IDR	20,000,000,000	1,294,512
Series FR91, 6.38%, 4/15/2032	IDR	90,000,000,000	5,775,502
Series FR93, 6.38%, 7/15/2037	IDR	15,000,000,000	959,603
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	107,063
Series FR81, 6.50%, 6/15/2025	IDR	62,000,000,000	4,027,242
Series FR87, 6.50%, 2/15/2031	IDR	113,700,000,000	7,343,940

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series FR65, 6.63%, 5/15/2033	IDR	60,000,000,000	$ 3,905,124
Series 100, 6.63%, 2/15/2034	IDR	5,000,000,000	324,708
Series 101, 6.88%, 4/15/2029	IDR	10,000,000,000	658,325
Series FR89, 6.88%, 8/15/2051	IDR	30,000,000,000	1,939,664
Series FR59, 7.00%, 5/15/2027	IDR	68,000,000,000	4,483,221
Series FR82, 7.00%, 9/15/2030	IDR	108,600,000,000	7,199,326
Series FR96, 7.00%, 2/15/2033	IDR	45,000,000,000	3,023,917
Series FR98, 7.13%, 6/15/2038	IDR	10,000,000,000	678,346
Series FR92, 7.13%, 6/15/2042	IDR	70,000,000,000	4,705,644
Series FR97, 7.13%, 6/15/2043	IDR	30,000,000,000	2,018,283
Series FR84, 7.25%, 2/15/2026	IDR	18,000,000,000	1,184,035
Series FR76, 7.38%, 5/15/2048	IDR	41,700,000,000	2,843,302
Series FR74, 7.50%, 8/15/2032	IDR	31,300,000,000	2,149,774
Series FR80, 7.50%, 6/15/2035	IDR	70,600,000,000	4,882,987
Series FR75, 7.50%, 5/15/2038	IDR	46,910,000,000	3,258,321
Series FR83, 7.50%, 4/15/2040	IDR	78,500,000,000	5,438,051
Series FR78, 8.25%, 5/15/2029	IDR	72,150,000,000	5,044,080
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	264,456
Series FR72, 8.25%, 5/15/2036	IDR	47,090,000,000	3,443,041
Series FR56, 8.38%, 9/15/2026	IDR	84,300,000,000	5,733,079
Series FR68, 8.38%, 3/15/2034	IDR	92,700,000,000	6,720,253
Series FR79, 8.38%, 4/15/2039	IDR	46,000,000,000	3,432,747
Series FR73, 8.75%, 5/15/2031	IDR	39,050,000,000	2,835,075
Series FR67, 8.75%, 2/15/2044	IDR	17,050,000,000	1,321,356
Series FR71, 9.00%, 3/15/2029	IDR	55,000,000,000	3,945,840
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	81,809
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	101,652
Series FR40, 11.00%, 9/15/2025	IDR	24,000,000,000	1,668,481
Security Description		Principal Amount	Value
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 4.88%, 7/15/2026	IDR	47,000,000,000	$ 2,941,083
Series PBS, 5.38%, 8/15/2025	IDR	15,000,000,000	955,572
Series PBS, 5.88%, 7/15/2028	IDR	2,338,000,000	148,582
Series PBS, 6.00%, 1/15/2027	IDR	25,000,000,000	1,593,874
Series PBS, 6.13%, 10/15/2025	IDR	33,000,000,000	2,125,984
Series PBS, 6.38%, 3/15/2034	IDR	87,522,000,000	5,588,818
Series PBS, 6.50%, 6/15/2039	IDR	10,000,000,000	630,913
6.63%, 9/15/2029	IDR	10,000,000,000	649,787
Series PBS, 6.75%, 6/15/2047	IDR	56,875,000,000	3,670,787
Series PBS, 7.75%, 10/15/2046	IDR	23,000,000,000	1,656,005
Series PBS, 8.88%, 11/15/2031	IDR	64,200,000,000	4,701,312
			143,451,856
ISRAEL — 4.1%
Israel Government Bonds - Fixed:
Series 0425, 0.50%, 4/30/2025	ILS	23,300,000	6,189,594
Series 0226, 0.50%, 2/27/2026	ILS	36,000,000	9,331,523
Series 0330, 1.00%, 3/31/2030	ILS	29,500,000	6,917,418
Series 0432, 1.30%, 4/30/2032	ILS	26,000,000	5,943,847
Series 0537, 1.50%, 5/31/2037	ILS	26,600,000	5,280,167
Series 0825, 1.75%, 8/31/2025	ILS	29,135,000	7,818,742
Series 0327, 2.00%, 3/31/2027	ILS	28,250,000	7,449,790
Series 0928, 2.25%, 9/28/2028	ILS	32,836,000	8,548,361
Series 1152, 2.80%, 11/29/2052	ILS	12,000,000	2,366,993
Series 0229, 3.75%, 2/28/2029	ILS	13,600,000	3,882,207
Series 0347, 3.75%, 3/31/2047	ILS	28,712,000	7,078,547
Series 0142, 5.50%, 1/31/2042	ILS	22,310,000	7,036,566
Series 1026, 6.25%, 10/30/2026	ILS	10,025,000	2,974,084
			80,817,839

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
MALAYSIA — 4.2%
Malaysia Government Bonds:
Series 0220, 2.63%, 4/15/2031	MYR	6,720,000	$ 1,350,833
Series 0307, 3.50%, 5/31/2027	MYR	8,670,000	1,881,140
Series 0223, 3.52%, 4/20/2028	MYR	5,480,000	1,188,975
Series 0122, 3.58%, 7/15/2032	MYR	7,080,000	1,511,712
Series 0513, 3.73%, 6/15/2028	MYR	5,390,000	1,176,476
Series 0519, 3.76%, 5/22/2040	MYR	7,650,000	1,592,433
Series 0419, 3.83%, 7/5/2034	MYR	6,110,000	1,320,472
Series 0413, 3.84%, 4/15/2033	MYR	7,860,000	1,710,190
Series 0118, 3.88%, 3/14/2025	MYR	6,700,000	1,467,421
Series 0212, 3.89%, 3/15/2027	MYR	600,000	131,722
Series 0219, 3.89%, 8/15/2029	MYR	11,805,000	2,588,977
Series 0316, 3.90%, 11/30/2026	MYR	8,605,000	1,892,785
Series 0417, 3.90%, 11/16/2027	MYR	5,770,000	1,268,038
Series 0119, 3.91%, 7/15/2026	MYR	4,540,000	998,148
Series 0115, 3.96%, 9/15/2025	MYR	8,912,000	1,954,998
Series 0217, 4.06%, 9/30/2024	MYR	915,000	199,986
Series 0120, 4.07%, 6/15/2050	MYR	10,440,000	2,228,955
Series 0412, 4.13%, 4/15/2032	MYR	800,000	177,846
Series 0415, 4.25%, 5/31/2035	MYR	8,170,000	1,822,218
Series 0123, 4.46%, 3/31/2053	MYR	980,000	220,249
Series 0322, 4.50%, 4/30/2029	MYR	7,300,000	1,651,870
Series 0310, 4.50%, 4/15/2030	MYR	11,000,000	2,495,935
Series 0318, 4.64%, 11/7/2033	MYR	10,910,000	2,548,239
Series 0222, 4.70%, 10/15/2042	MYR	2,440,000	571,072
Series 0216, 4.74%, 3/15/2046	MYR	9,075,000	2,116,605
Series 0317, 4.76%, 4/7/2037	MYR	15,375,000	3,605,728
4.84%, 7/15/2025	MYR	170,000	37,736
Security Description		Principal Amount	Value
Series 0418, 4.89%, 6/8/2038	MYR	7,870,000	$ 1,879,157
Series 0518, 4.92%, 7/6/2048	MYR	9,860,000	2,369,490
Series 0713, 4.94%, 9/30/2043	MYR	5,000,000	1,187,719
Malaysia Government Investment Issue:
Series 0120, 3.42%, 9/30/2027	MYR	9,180,000	1,982,500
Series 0121, 3.45%, 7/15/2036	MYR	13,160,000	2,707,924
Series 0220, 3.47%, 10/15/2030	MYR	10,460,000	2,228,879
Series 123, 3.60%, 7/31/2028	MYR	7,660,000	1,666,925
Series 0319, 3.73%, 3/31/2026	MYR	10,800,000	2,358,443
Series 0415, 3.99%, 10/15/2025	MYR	8,420,000	1,849,340
Series 0316, 4.07%, 9/30/2026	MYR	9,365,000	2,063,948
Series 0619, 4.12%, 11/30/2034	MYR	5,000,000	1,109,325
Series 0118, 4.13%, 8/15/2025	MYR	5,000,000	1,102,450
Series 0119, 4.13%, 7/9/2029	MYR	8,500,000	1,886,279
Series 0122, 4.19%, 10/7/2032	MYR	7,000,000	1,560,414
Series 0117, 4.26%, 7/26/2027	MYR	4,680,000	1,038,899
Series 0223, 4.29%, 8/14/2043	MYR	3,580,000	798,685
Series 0218, 4.37%, 10/31/2028	MYR	14,500,000	3,250,304
Series 0221, 4.42%, 9/30/2041	MYR	9,280,000	2,090,272
Series 0219, 4.47%, 9/15/2039	MYR	8,800,000	2,014,903
Series 0513, 4.58%, 8/30/2033	MYR	3,400,000	785,382
Series 0519, 4.64%, 11/15/2049	MYR	10,000,000	2,281,262
Series 0322, 4.66%, 3/31/2038	MYR	940,000	220,594
Series 0617, 4.72%, 6/15/2033	MYR	5,200,000	1,204,623
Series 0517, 4.76%, 8/4/2037	MYR	3,300,000	775,094
Series 0615, 4.79%, 10/31/2035	MYR	810,000	190,083
Series 0417, 4.90%, 5/8/2047	MYR	1,750,000	414,569
Series 0222, 5.36%, 5/15/2052	MYR	7,000,000	1,776,263
			82,504,485

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
MEXICO — 6.7%
Mexico Bonos:
Series M, 5.00%, 3/6/2025	MXN	53,000,000	$ 2,965,302
Series M, 5.50%, 3/4/2027	MXN	280,909,300	14,864,663
Series M, 5.75%, 3/5/2026	MXN	318,557,200	17,374,154
Series M, 7.00%, 9/3/2026	MXN	80,000,000	4,437,238
Series M 20, 7.50%, 6/3/2027	MXN	267,660,700	14,963,837
Series M, 7.50%, 5/26/2033	MXN	66,760,000	3,570,297
Series M, 7.75%, 5/29/2031	MXN	304,716,800	16,776,023
Series M, 7.75%, 11/23/2034	MXN	28,508,100	1,537,294
Series M, 7.75%, 11/13/2042	MXN	198,089,600	10,289,149
Series MS, 8.00%, 5/24/2035	MXN	40,000,000	2,193,432
Series M, 8.00%, 11/7/2047	MXN	125,950,800	6,645,653
Series M, 8.00%, 7/31/2053	MXN	130,000,000	6,812,324
Series M, 8.50%, 3/1/2029	MXN	8,000,000	461,227
Series M 20, 8.50%, 5/31/2029	MXN	71,446,300	4,126,921
Series M 30, 8.50%, 11/18/2038	MXN	120,130,000	6,764,721
Series M 20, 10.00%, 12/5/2024	MXN	146,695,500	8,617,305
Series M 30, 10.00%, 11/20/2036	MXN	34,180,000	2,173,799
Mexico Cetes:
Series BI, Zero Coupon, 1/23/2025	MXN	19,000,000	1,002,427
Zero Coupon, 3/20/2025	MXN	30,000,000	1,557,037
Series BI, Zero Coupon, 5/15/2025	MXN	50,000,000	2,553,769
Series BI, Zero Coupon, 7/10/2025	MXN	15,000,000	753,993
			130,440,565
PERU — 3.4%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	5,500,000	1,270,269
5.40%, 8/12/2034	PEN	17,000,000	4,146,175
5.70%, 8/12/2024	PEN	5,700,000	1,540,082
5.94%, 2/12/2029	PEN	20,725,000	5,597,004
6.15%, 8/12/2032	PEN	33,257,000	8,764,998
Security Description		Principal Amount	Value
6.35%, 8/12/2028	PEN	38,400,000	$ 10,614,893
6.71%, 2/12/2055	PEN	3,500,000	934,754
6.85%, 2/12/2042	PEN	9,200,000	2,494,752
6.90%, 8/12/2037	PEN	54,775,000	14,896,066
6.95%, 8/12/2031	PEN	27,420,000	7,642,763
7.30%, 8/12/2033	PEN	27,750,000	7,851,432
Peru Government International Bonds 6.71%, 2/12/2055	PEN	475,000	126,859
			65,880,047
PHILIPPINES — 4.5%
Philippines Government Bonds:
Series 1065, 2.88%, 7/9/2030	PHP	153,500,000	2,306,326
Series 5-77, 3.38%, 4/8/2026	PHP	270,000,000	4,612,947
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	373,690
Series 1060, 3.63%, 9/9/2025	PHP	82,000,000	1,426,197
Series 7-64, 3.63%, 4/22/2028	PHP	70,000,000	1,153,379
Series 2020, 3.63%, 3/21/2033	PHP	43,150,000	648,973
Series 7-65, 3.75%, 8/12/2028	PHP	460,000,000	7,599,945
Series 1066, 4.00%, 7/22/2031	PHP	227,000,000	3,604,813
Series 5-76, 4.25%, 10/17/2024	PHP	50,000,000	890,651
Series 3-27, 4.25%, 4/7/2025	PHP	185,000,000	3,270,409
Series 2511, 4.63%, 9/9/2040	PHP	156,500,000	2,351,513
Series 1061, 4.75%, 5/4/2027	PHP	276,950,000	4,821,677
Series 1067, 4.88%, 1/20/2032	PHP	380,000,000	6,353,774
Series 2024, 5.13%, 7/15/2041	PHP	20,000,000	317,132
Series 3-01, 5.25%, 2/4/2026	PHP	30,000,000	534,388
Series 2021, 5.25%, 5/18/2037	PHP	48,800,000	817,069
5.75%, 4/12/2025	PHP	114,500,000	2,061,261
Series 7-69, 6.00%, 4/27/2030	PHP	50,000,000	905,706
Series R251, 6.13%, 10/24/2037	PHP	67,000,000	1,214,771
6.25%, 2/14/2026	PHP	105,000,000	1,907,717
Series 1063, 6.25%, 3/22/2028	PHP	127,700,000	2,328,663
6.38%, 7/27/2030	PHP	150,000,000	2,763,138
Series 2022, 6.50%, 2/22/2038	PHP	40,000,000	750,284

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series 1071, 6.63%, 8/17/2033	PHP	250,000,000	$ 4,718,317
Series 1069, 6.75%, 9/15/2032	PHP	380,000,000	7,203,533
Series 2023, 6.75%, 1/24/2039	PHP	52,700,000	1,021,144
Series 1064, 6.88%, 1/10/2029	PHP	293,000,000	5,500,984
Series 7-68, 7.00%, 10/13/2029	PHP	30,000,000	567,470
Series 2017, 8.00%, 7/19/2031	PHP	274,237,338	5,541,703
Series 25-7, 8.00%, 9/30/2035	PHP	108,000,000	2,265,713
Series 25-8, 8.13%, 12/16/2035	PHP	198,800,000	4,205,872
8.13%, 11/24/2042	PHP	95,000,000	2,111,856
Series 25-6, 9.25%, 11/5/2034	PHP	30,000,000	675,888
Philippines Government International Bonds 6.25%, 1/14/2036	PHP	20,000,000	338,315
			87,165,218
POLAND — 4.4%
Republic of Poland Government Bonds:
Series 1026, 0.25%, 10/25/2026	PLN	33,173,000	7,413,593
Series 0425, 0.75%, 4/25/2025	PLN	14,900,000	3,585,329
Series 1030, 1.25%, 10/25/2030	PLN	5,830,000	1,172,544
Series 0432, 1.75%, 4/25/2032	PLN	59,700,000	11,798,806
Series 0726, 2.50%, 7/25/2026	PLN	39,348,000	9,418,564
Series 0727, 2.50%, 7/25/2027	PLN	21,440,000	5,038,341
Series 0428, 2.75%, 4/25/2028	PLN	49,770,000	11,601,292
Series 1029, 2.75%, 10/25/2029	PLN	17,200,000	3,905,359
Series 0725, 3.25%, 7/25/2025	PLN	22,000,000	5,444,777
Series 0527, 3.75%, 5/25/2027	PLN	41,625,000	10,196,588
Series 0447, 4.00%, 4/25/2047	PLN	400,000	82,904
Series 0429, 5.75%, 4/25/2029	PLN	16,750,000	4,398,615
Series 1033, 6.00%, 10/25/2033 (b)	PLN	18,610,000	5,017,679
Series 728, 7.50%, 7/25/2028	PLN	26,040,000	7,288,384
			86,362,775
Security Description		Principal Amount	Value
ROMANIA — 3.8%
Romania Government Bonds:
Series 7Y, 2.50%, 10/25/2027	RON	21,100,000	$ 4,101,934
Series 5Y, 3.25%, 6/24/2026	RON	26,450,000	5,485,161
Series 4Y, 3.50%, 11/25/2025	RON	13,600,000	2,882,364
Series 5Y, 3.65%, 7/28/2025	RON	16,100,000	3,446,944
Series 15Y, 3.65%, 9/24/2031 (b)	RON	12,300,000	2,292,548
Series 8Y, 4.15%, 1/26/2028	RON	15,750,000	3,245,588
Series 10YR, 4.15%, 10/24/2030	RON	20,930,000	4,111,409
Series 5Y, 4.25%, 4/28/2036	RON	16,600,000	3,041,233
Series 10Y, 4.75%, 2/24/2025	RON	13,025,000	2,849,843
Series 15Y, 4.75%, 10/11/2034	RON	27,900,000	5,452,334
Series 7Y, 4.85%, 4/22/2026	RON	15,725,000	3,394,065
Series 8Y, 4.85%, 7/25/2029	RON	14,500,000	3,007,421
Series 10Y, 5.00%, 2/12/2029	RON	22,185,000	4,653,828
Series 15YR, 5.80%, 7/26/2027	RON	17,810,000	3,895,885
Series 10Y, 6.70%, 2/25/2032	RON	18,900,000	4,297,383
Series 4Y, 7.20%, 5/31/2027	RON	6,000,000	1,368,898
Series 10Y, 7.20%, 10/30/2033	RON	5,000,000	1,176,442
Series 8Y, 7.35%, 4/28/2031	RON	3,500,000	823,930
Series 15Y, 7.90%, 2/24/2038	RON	9,200,000	2,350,601
Series 7Y, 8.00%, 4/29/2030	RON	15,800,000	3,811,541
Series 10Y, 8.25%, 9/29/2032	RON	15,600,000	3,893,772
8.75%, 10/30/2028	RON	21,700,000	5,299,304
			74,882,428
SOUTH AFRICA — 4.4%
Republic of South Africa Government Bonds:
Series R209, 6.25%, 3/31/2036	ZAR	13,241,000	475,264
Series R214, 6.50%, 2/28/2041	ZAR	8,330,000	275,306
Series R213, 7.00%, 2/28/2031	ZAR	144,667,000	6,617,303

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series 2030, 8.00%, 1/31/2030	ZAR	221,125,000	$ 11,123,056
Series 2032, 8.25%, 3/31/2032	ZAR	175,877,000	8,410,359
Series 2037, 8.50%, 1/31/2037	ZAR	178,927,000	7,648,242
Series 2044, 8.75%, 1/31/2044	ZAR	187,256,000	7,592,636
Series 2048, 8.75%, 2/28/2048	ZAR	256,885,000	10,334,398
Series 2035, 8.88%, 2/28/2035	ZAR	240,125,000	11,075,622
Series 2040, 9.00%, 1/31/2040	ZAR	210,590,000	9,001,679
Series R186, 10.50%, 12/21/2026	ZAR	221,980,000	12,699,137
Series 2053, 11.63%, 3/31/2053	ZAR	30,000,000	1,562,793
			86,815,795
SOUTH KOREA — 12.5%
Korea Treasury Bonds:
Series 2509, 1.13%, 9/10/2025	KRW	8,000,000,000	5,993,515
Series 3909, 1.13%, 9/10/2039	KRW	5,450,000,000	3,171,349
Series 2603, 1.25%, 3/10/2026	KRW	7,300,000,000	5,435,821
Series 2912, 1.38%, 12/10/2029	KRW	10,000,000,000	6,996,115
Series 3006, 1.38%, 6/10/2030	KRW	10,000,000,000	6,929,155
Series 2503, 1.50%, 3/10/2025	KRW	7,340,000,000	5,578,132
Series 01500-2612, 1.50%, 12/10/2026	KRW	4,344,000,000	3,215,344
Series 3012, 1.50%, 12/10/2030	KRW	9,500,000,000	6,585,358
Series 3609, 1.50%, 9/10/2036	KRW	6,003,000,000	3,842,750
Series 4009, 1.50%, 9/10/2040	KRW	6,000,000,000	3,653,838
Series 5003, 1.50%, 3/10/2050	KRW	16,730,000,000	9,306,384
Series 7009, 1.63%, 9/10/2070	KRW	7,050,000,000	3,587,518
Series 2609, 1.75%, 9/10/2026	KRW	7,200,000,000	5,387,638
Series 2606, 1.88%, 6/10/2026	KRW	3,959,000,000	2,982,076
Series 2906, 1.88%, 6/10/2029	KRW	7,280,000,000	5,281,740
Series 4109, 1.88%, 9/10/2041	KRW	5,000,000,000	3,210,984
Series 5103, 1.88%, 3/10/2051	KRW	17,000,000,000	10,244,579
Security Description		Principal Amount	Value
Series 3106, 2.00%, 6/10/2031	KRW	9,500,000,000	$ 6,787,816
Series 02000-4603, 2.00%, 3/10/2046	KRW	1,370,000,000	879,701
Series 4903, 2.00%, 3/10/2049	KRW	10,835,000,000	6,836,603
Series 2706, 2.13%, 6/10/2027	KRW	6,282,000,000	4,710,570
Series 4703, 2.13%, 3/10/2047	KRW	5,812,000,000	3,802,565
Series 2506, 2.25%, 6/10/2025	KRW	30,000,000	22,948
Series 3709, 2.25%, 9/10/2037	KRW	3,570,000,000	2,486,491
Series 2703, 2.38%, 3/10/2027	KRW	7,000,000,000	5,303,116
Series 2712, 2.38%, 12/10/2027	KRW	5,600,000,000	4,217,761
Series 2812, 2.38%, 12/10/2028	KRW	1,839,000,000	1,374,083
Series 3112, 2.38%, 12/10/2031	KRW	7,500,000,000	5,473,157
Series 3809, 2.38%, 9/10/2038	KRW	4,409,000,000	3,104,258
Series 5203, 2.50%, 3/10/2052	KRW	10,000,000,000	6,931,798
Series 2806, 2.63%, 6/10/2028	KRW	2,000,000,000	1,516,355
Series 3509, 2.63%, 9/10/2035	KRW	870,000,000	637,774
Series 4803, 2.63%, 3/10/2048	KRW	6,754,000,000	4,841,940
Series 4412, 2.75%, 12/10/2044	KRW	5,000,000,000	3,672,030
Series 4212, 3.00%, 12/10/2042	KRW	6,265,000,000	4,769,439
Series 2506, 3.13%, 6/10/2025	KRW	7,000,000,000	5,420,521
Series 2606, 3.13%, 6/10/2026	KRW	5,500,000,000	4,266,933
Series 2709, 3.13%, 9/10/2027	KRW	5,000,000,000	3,873,617
Series 5209, 3.13%, 9/10/2052	KRW	6,000,000,000	4,718,727
Series 2803, 3.25%, 3/10/2028	KRW	10,000,000,000	7,780,919
Series 3306, 3.25%, 6/10/2033	KRW	8,000,000,000	6,216,532
Series 4209, 3.25%, 9/10/2042	KRW	6,000,000,000	4,729,461
Series 5303, 3.25%, 3/10/2053	KRW	12,000,000,000	9,688,253
Series 2503, 3.38%, 3/10/2025	KRW	4,000,000,000	3,106,856
Series 3206, 3.38%, 6/10/2032	KRW	8,000,000,000	6,283,646

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series 2809, 3.50%, 9/10/2028	KRW	5,000,000,000	$ 3,935,835
Series 7209, 3.50%, 9/10/2072	KRW	1,000,000,000	874,728
Series 2509, 3.63%, 9/10/2025	KRW	3,500,000,000	2,732,527
Series 5309, 3.63%, 9/10/2053	KRW	9,000,000,000	7,725,349
Series 2612, 3.88%, 12/10/2026	KRW	1,300,000,000	1,028,885
Series 4309, 3.88%, 9/10/2043	KRW	4,000,000,000	3,446,259
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	322,923
Series 3312, 4.13%, 12/10/2033	KRW	2,500,000,000	2,090,314
Series 2512, 4.25%, 12/10/2025	KRW	4,000,000,000	3,163,478
Series 3212, 4.25%, 12/10/2032	KRW	6,000,000,000	5,028,136
			245,204,600
THAILAND — 4.5%
Thailand Government Bonds:
0.95%, 6/17/2025	THB	153,800,000	4,417,244
Series LB, 1.00%, 6/17/2027	THB	140,000,000	3,909,129
1.59%, 12/17/2035	THB	122,000,000	3,157,658
1.60%, 12/17/2029	THB	178,400,000	4,955,137
1.60%, 6/17/2035	THB	97,700,000	2,542,401
1.88%, 6/17/2049	THB	59,000,000	1,263,713
2.00%, 12/17/2031	THB	175,000,000	4,890,684
2.00%, 6/17/2042	THB	19,000,000	473,487
2.13%, 12/17/2026	THB	99,380,000	2,890,825
2.25%, 3/17/2027	THB	73,817,000	2,152,270
2.35%, 6/17/2026	THB	95,000,000	2,785,432
2.40%, 3/17/2029	THB	70,000,000	2,042,912
2.50%, 6/17/2071	THB	59,000,000	1,190,455
2.65%, 6/17/2028	THB	61,000,000	1,802,181
2.88%, 12/17/2028	THB	97,510,000	2,910,800
2.88%, 6/17/2046	THB	143,955,000	3,854,020
3.30%, 6/17/2038	THB	31,936,000	974,373
3.35%, 6/17/2033	THB	167,000,000	5,150,793
3.39%, 6/17/2037	THB	215,000,000	6,655,157
3.40%, 6/17/2036	THB	51,940,000	1,604,199
3.45%, 6/17/2043	THB	140,000,000	4,289,921
3.58%, 12/17/2027	THB	4,650,000	142,024
3.60%, 6/17/2067	THB	62,200,000	1,719,571
3.65%, 6/20/2031	THB	86,575,000	2,706,775
3.78%, 6/25/2032	THB	121,120,000	3,831,515
3.80%, 6/14/2041	THB	12,750,000	410,508
3.85%, 12/12/2025	THB	88,882,000	2,677,576
4.00%, 6/17/2066	THB	163,080,000	4,975,090
4.68%, 6/29/2044	THB	78,400,000	2,796,654
4.85%, 6/17/2061	THB	53,195,000	1,874,462
Security Description		Principal Amount	Value
4.88%, 6/22/2029	THB	113,904,000	$ 3,734,876
5.67%, 3/13/2028	THB	10,000,000	330,545
			89,112,387
TURKEY — 3.1%
Turkiye Government Bonds:
9.10%, 2/16/2028	TRY	110,000,000	2,175,418
10.28%, 9/15/2027	TRY	237,735,000	4,849,845
10.40%, 10/13/2032	TRY	255,000,000	4,925,764
10.50%, 8/11/2027	TRY	223,780,000	5,125,861
10.60%, 2/11/2026	TRY	89,224,000	2,099,637
11.00%, 2/24/2027	TRY	21,938,000	482,823
11.70%, 11/13/2030	TRY	43,733,739	956,592
12.40%, 3/8/2028	TRY	219,330,000	5,043,090
12.60%, 10/1/2025	TRY	143,000,000	3,442,914
16.90%, 9/2/2026	TRY	110,100,000	2,879,808
17.30%, 7/19/2028	TRY	255,000,000	6,976,366
17.80%, 7/13/2033	TRY	230,000,000	6,097,718
20.20%, 6/9/2027	TRY	136,500,000	3,928,523
21.50%, 4/28/2032	TRY	73,000,000	2,324,660
26.20%, 10/5/2033	TRY	145,000,000	5,096,160
31.08%, 11/8/2028	TRY	121,000,000	4,527,155
			60,932,334
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,953,479,715)			1,915,489,485
	Shares
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (c) (d)	15,698,100	15,698,100
State Street Navigator Securities Lending Portfolio II (e) (f)	21,260,045	21,260,045
TOTAL SHORT-TERM INVESTMENTS (Cost $36,958,145)		36,958,145
TOTAL INVESTMENTS — 99.7% (Cost $1,990,437,860)		1,952,447,630
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		6,388,498
NET ASSETS — 100.0%		$ 1,958,836,128

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

At December 31, 2023, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital PLC	USD 51,730,147	MXN 903,000,000	01/04/2024	$ 1,585,215
Barclays Capital PLC	USD 51,797,945	MYR 242,000,000	01/04/2024	893,060
Barclays Capital PLC	MYR 242,000,000	USD 51,925,759	01/04/2024	(765,247)
Barclays Capital PLC	USD 2,905,948	CZK 65,000,000	02/06/2024	(456)
Barclays Capital PLC	USD 2,862,622	HUF 1,000,000,000	02/06/2024	15,230
Barclays Capital PLC	USD 17,511,999	IDR 270,000,000,000	02/06/2024	32,203
Barclays Capital PLC	USD 44,892,149	MYR 205,000,000	02/06/2024	50,334
Barclays Capital PLC	USD 5,847,574	PLN 23,000,000	02/06/2024	(283)
Barclays Capital PLC	USD 4,642,258	RON 21,000,000	02/06/2024	20,018
Barclays Capital PLC	PLN 23,000,000	USD 5,825,728	02/06/2024	(21,563)
Barclays Capital PLC	CZK 65,000,000	USD 2,902,204	02/06/2024	(3,287)
Barclays Capital PLC	PHP 310,000,000	USD 5,573,535	02/06/2024	(33,668)
Barclays Capital PLC	COP 20,500,000,000	USD 5,321,911	02/06/2024	66,188
Barclays Capital PLC	HUF 1,000,000,000	USD 2,875,782	02/06/2024	(2,070)
Barclays Capital PLC	MXN 720,000,000	USD 42,276,421	02/06/2024	(15,570)
Barclays Capital PLC	RON 21,000,000	USD 4,659,975	02/06/2024	(2,301)
Barclays Capital PLC	IDR 270,000,000,000	USD 17,504,052	02/06/2024	(40,150)
Deutsche Bank AG	MXN 903,000,000	USD 51,980,198	01/04/2024	(1,335,164)
Goldman Sachs Bank USA	USD 4,016,982	COP 16,000,000,000	02/06/2024	85,046
Goldman Sachs Bank USA	USD 6,125,562	THB 210,000,000	02/06/2024	45,998
Goldman Sachs Bank USA	KRW 2,000,000,000	USD 1,550,508	02/06/2024	4,710
Standard Chartered Bank	KRW 4,000,000,000	USD 3,108,607	01/04/2024	5,667
UBS AG	USD 3,075,283	KRW 4,000,000,000	01/04/2024	27,657
UBS AG	USD 5,599,711	PHP 310,000,000	02/06/2024	7,492
Westpac Banking Corp.	THB 215,000,000	USD 6,271,406	02/06/2024	(47,095)
Total				$ 571,964

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
THB	Thai Baht

During the year ended December 31, 2023, average notional value related to forward foreign currency exchange contracts was $114,981,833.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$1,915,489,485	$—	$1,915,489,485
Short-Term Investments	36,958,145	—	—	36,958,145
TOTAL INVESTMENTS	$36,958,145	$1,915,489,485	$—	$1,952,447,630
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$ —	$ 2,838,818	$—	$ 2,838,818
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(2,266,854)	—	(2,266,854)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ 571,964	$—	$ 571,964

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,612,110	$ 6,612,110	$251,993,402	$242,907,412	$—	$—	15,698,100	$15,698,100	$188,602
State Street Navigator Securities Lending Portfolio II	36,893,506	36,893,506	176,815,173	192,448,634	—	—	21,260,045	21,260,045	148,229
Total		$43,505,616	$428,808,575	$435,356,046	$—	$—		$36,958,145	$336,831
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
AUSTRALIA — 1.1%
Australia & New Zealand Banking Group Ltd.:
0.75%, 9/29/2026	EUR	300,000	$ 310,981
Series EMTN, 3.65%, 1/20/2026	EUR	200,000	222,534
Series MTN, 4.05%, 5/12/2025	AUD	100,000	67,814
BHP Billiton Finance Ltd. Series 12, 4.30%, 9/25/2042	GBP	200,000	234,295
Commonwealth Bank of Australia Series MTN, 4.90%, 8/17/2028	AUD	200,000	138,212
National Australia Bank Ltd.:
Series GMTN, 1.38%, 8/30/2028	EUR	300,000	306,257
Series GMTN, 2.13%, 5/24/2028	EUR	300,000	319,862
Series MTN, 2.90%, 2/25/2027	AUD	250,000	162,367
Series MTN, 3.90%, 5/30/2025	AUD	220,000	148,796
Sydney Airport Finance Co. Pty. Ltd. Series EMTN, 4.38%, 5/3/2033	EUR	150,000	174,430
Westpac Banking Corp. Series EMTN, 3.70%, 1/16/2026	EUR	200,000	222,842
			2,308,390
AUSTRIA — 0.2%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	174,000	182,791
Raiffeisen Bank International AG 3 mo. EUR EURIBOR + 1.95%, 4.75%, 1/26/2027 (a)	EUR	200,000	223,069
			405,860
BELGIUM — 1.8%
Anheuser-Busch InBev SA:
Series EMTN, 1.13%, 7/1/2027	EUR	300,000	312,739
Series EMTN, 1.15%, 1/22/2027	EUR	300,000	314,537
Series EMTN, 1.50%, 4/18/2030	EUR	200,000	203,172
Series EMTN, 1.65%, 3/28/2031	EUR	100,000	101,315
Series EMTN, 2.00%, 3/17/2028	EUR	530,000	568,469
Series EMTN, 2.13%, 12/2/2027	EUR	300,000	322,637
Series EMTN, 2.70%, 3/31/2026	EUR	200,000	219,127
Security Description		Principal Amount	Value
Series EMTN, 2.75%, 3/17/2036	EUR	350,000	$ 368,428
Series EMTN, 2.88%, 4/2/2032	EUR	350,000	382,822
Series EMTN, 3.70%, 4/2/2040	EUR	450,000	507,919
KBC Group NV:
Series EMTN, 3 mo. EUR EURIBOR + 1.38%, 4.38%, 4/19/2030 (a)	EUR	300,000	343,778
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 4.38%, 11/23/2027 (a)	EUR	300,000	339,085
			3,984,028
CANADA — 0.7%
Royal Bank of Canada Series EMTN, 2.13%, 4/26/2029	EUR	200,000	208,063
Toronto-Dominion Bank:
Series EMTN, 0.50%, 1/18/2027	EUR	300,000	306,704
Series EMTN, 1.95%, 4/8/2030	EUR	500,000	506,931
Series EMTN, 2.55%, 8/3/2027	EUR	100,000	108,047
Series EMTN, 2.88%, 4/5/2027	GBP	200,000	241,722
Series EMTN, 3.13%, 8/3/2032	EUR	200,000	215,943
			1,587,410
CHINA — 0.1%
Prosus NV 1.29%, 7/13/2029	EUR	200,000	179,085
DENMARK — 0.5%
Danske Bank AS:
Series EMTN, 0.63%, 5/26/2025 (b)	EUR	300,000	318,498
1 yr. EUR Swap + 1.25%, 4.13%, 1/10/2031 (a)	EUR	100,000	114,400
1 yr. EUR Swap + 0.95%, 4.00%, 1/12/2027 (a)	EUR	100,000	111,284
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.70%, 4.75%, 6/21/2030 (a)	EUR	200,000	232,807
Series EMTN, 1 yr. U.K. Government Bond + 1.65%, 2.25%, 1/14/2028 (a)	GBP	200,000	232,640

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series EMTN, 1 yr. U.K. Government Bond + 1.70%, 4.63%, 4/13/2027 (a)	GBP	100,000	$ 126,363
			1,135,992
FINLAND — 1.1%
Nordea Bank Abp:
Series EMTN, 0.50%, 5/14/2027	EUR	400,000	407,639
Series EMTN, 0.50%, 11/2/2028	EUR	100,000	96,942
Series EMTN, 1.13%, 2/12/2025	EUR	300,000	322,888
Series EMTN, 1.13%, 2/16/2027	EUR	100,000	103,697
Series EMTN, 2.50%, 5/23/2029 (b)	EUR	200,000	212,344
Series EMTN, 4.13%, 5/5/2028	EUR	350,000	399,107
Series EMTN, 3 mo. EUR EURIBOR + 0.48%, 3.63%, 2/10/2026 (a)	EUR	300,000	330,374
OP Corporate Bank PLC:
Series EMTN, 0.10%, 11/16/2027	EUR	200,000	196,611
Series EMTN, 0.50%, 8/12/2025 (b)	EUR	200,000	210,866
Series EMTN, 2.88%, 12/15/2025	EUR	200,000	219,726
			2,500,194
FRANCE — 20.3%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	200,000	210,207
Airbus SE:
Series EMTN, 1.63%, 6/9/2030	EUR	300,000	306,065
Series EMTN, 2.38%, 4/7/2032	EUR	200,000	210,498
Series EMTN, 2.38%, 6/9/2040	EUR	200,000	188,581
ALD SA Series EMTN, 4.88%, 10/6/2028	EUR	200,000	233,805
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	300,000	316,217
Series EMTN, 1.38%, 1/22/2030	EUR	100,000	101,470
Series EMTN, 1.38%, 2/21/2031	EUR	100,000	99,222
Banque Federative du Credit Mutuel SA:
Series EMTN, 0.01%, 3/7/2025	EUR	400,000	423,205
Security Description		Principal Amount	Value
Series EMTN, 0.01%, 5/11/2026	EUR	200,000	$ 205,237
0.25%, 7/19/2028	EUR	300,000	286,734
Series EMTN, 0.63%, 11/3/2028	EUR	300,000	289,735
Series EMTN, 0.63%, 2/21/2031	EUR	300,000	271,028
Series EMTN, 0.75%, 7/17/2025	EUR	200,000	211,836
Series EMTN, 0.75%, 6/8/2026	EUR	300,000	311,791
0.75%, 1/17/2030	EUR	400,000	373,559
Series EMTN, 1.00%, 5/23/2025	EUR	200,000	213,427
Series EMTN, 1.13%, 1/19/2032	EUR	100,000	92,006
Series EMTN, 1.25%, 1/14/2025	EUR	100,000	107,643
Series EMTN, 1.25%, 5/26/2027	EUR	400,000	414,133
1.25%, 6/3/2030	EUR	300,000	286,555
Series EMTN, 1.38%, 7/16/2028	EUR	300,000	307,798
Series EMTN, 1.75%, 3/15/2029	EUR	200,000	202,111
Series EMTN, 2.63%, 11/6/2029	EUR	400,000	419,620
Series EMTN, 3.13%, 9/14/2027	EUR	500,000	550,210
Series EMTN, 3.75%, 2/1/2033	EUR	300,000	338,228
Series EMTN, 4.13%, 3/13/2029	EUR	300,000	343,762
Series EMTN, 4.13%, 6/14/2033	EUR	100,000	115,841
Series EMTN, 4.38%, 5/2/2030	EUR	300,000	344,235
BNP Paribas SA:
Series EMTN, 0.13%, 9/4/2026	EUR	100,000	101,931
Series EMTN, 0.63%, 12/3/2032	EUR	300,000	257,943
Series EMTN, 1.13%, 6/11/2026	EUR	300,000	315,424
Series EMTN, 1.25%, 7/13/2031	GBP	200,000	198,290
Series EMTN, 1.38%, 5/28/2029	EUR	300,000	297,815
Series EMTN, 1.50%, 11/17/2025	EUR	200,000	214,035
Series EMTN, 1.50%, 5/23/2028	EUR	100,000	103,505
Series EMTN, 1.63%, 2/23/2026	EUR	300,000	321,242
1.88%, 12/14/2027	GBP	100,000	114,689
Series EMTN, 2.10%, 4/7/2032	EUR	300,000	295,795

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series EMTN, 3.63%, 9/1/2029	EUR	300,000	$ 332,502
Series EMTN, 4.13%, 5/24/2033	EUR	100,000	116,391
Series EMTN, 5.75%, 6/13/2032	GBP	200,000	268,491
Series EMTN, 3 mo. EUR EURIBOR - 0.70%, 0.25%, 4/13/2027 (a)	EUR	100,000	102,466
Series EMTN, 3 mo. EUR EURIBOR - 0.73%, 0.50%, 2/19/2028 (a)	EUR	500,000	502,447
Series EMTN, 3 mo. EUR EURIBOR - 0.83%, 0.50%, 1/19/2030 (a)	EUR	400,000	378,632
3 mo. EUR EURIBOR - 0.95%, 0.50%, 9/1/2028 (a)	EUR	500,000	495,258
Series EMTN, 3 mo. EUR EURIBOR - 1.35%, 1.13%, 4/17/2029 (a) (b)	EUR	400,000	398,668
Series EMTN, 3 mo. EUR EURIBOR + 0.78%, 3.88%, 2/23/2029 (a)	EUR	400,000	451,694
Series EMTN, 3 mo. EUR EURIBOR + 0.83%, 0.88%, 7/11/2030 (a)	EUR	300,000	285,483
Series EMTN, 3 mo. EUR EURIBOR + 0.92%, 3.88%, 1/10/2031 (a)	EUR	400,000	454,617
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 4.13%, 9/26/2032 (a)	EUR	200,000	231,354
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 2.75%, 7/25/2028 (a)	EUR	300,000	322,520
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 4.25%, 4/13/2031 (a)	EUR	300,000	342,979
Series EMTN, 3 mo. EUR EURIBOR + 1.80%, 2.13%, 1/23/2027 (a)	EUR	600,000	643,631
Bouygues SA:
1.13%, 7/24/2028 (b)	EUR	200,000	205,616
1.38%, 6/7/2027	EUR	300,000	315,495
2.25%, 6/29/2029	EUR	100,000	106,789
3.25%, 6/30/2037	EUR	100,000	107,944
Security Description		Principal Amount	Value
3.88%, 7/17/2031	EUR	200,000	$ 230,305
4.63%, 6/7/2032	EUR	300,000	363,653
5.38%, 6/30/2042	EUR	300,000	393,752
BPCE SA:
0.25%, 1/15/2026	EUR	400,000	415,211
0.25%, 1/14/2031	EUR	300,000	266,505
Series EMTN, 0.38%, 2/2/2026	EUR	300,000	312,254
Series EMTN, 0.50%, 2/24/2027	EUR	200,000	202,213
0.63%, 4/28/2025	EUR	200,000	212,691
Series EMTN, 0.75%, 3/3/2031	EUR	200,000	183,276
Series EMTN, 1.00%, 4/1/2025	EUR	100,000	107,007
Series EMTN, 1.00%, 1/14/2032	EUR	400,000	364,175
Series EMTN, 1.75%, 4/26/2027	EUR	400,000	422,655
Series EMTN, 3.50%, 1/25/2028	EUR	300,000	334,926
Series EMTN, 4.00%, 11/29/2032	EUR	300,000	346,082
Series EMTN, 4.50%, 1/13/2033	EUR	100,000	116,080
Series DMTN, 3 mo. EUR EURIBOR - 1.00%, 0.50%, 9/15/2027 (a)	EUR	200,000	203,721
3 mo. EUR EURIBOR + 1.60%, 4.63%, 3/2/2030 (a)	EUR	300,000	346,142
Capgemini SE:
2.00%, 4/15/2029	EUR	200,000	211,317
2.38%, 4/15/2032	EUR	200,000	209,527
Carrefour SA Series EMTN, 2.63%, 12/15/2027 (b)	EUR	200,000	216,559
Cie de Saint-Gobain SA Series EMTN, 1.88%, 3/15/2031	EUR	300,000	305,765
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	200,000	206,300
Credit Agricole SA:
Series EMTN, 0.13%, 12/9/2027	EUR	200,000	195,917
Series EMTN, 0.38%, 10/21/2025	EUR	100,000	105,262
Series EMTN, 0.38%, 4/20/2028	EUR	200,000	195,015
Series EMTN, 1.00%, 9/18/2025	EUR	300,000	319,960
Series EMTN, 1.00%, 7/3/2029	EUR	300,000	295,120
Series EMTN, 1.13%, 7/12/2032	EUR	100,000	92,564

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series EMTN, 1.25%, 4/14/2026	EUR	200,000	$ 211,635
Series EMTN, 1.38%, 3/13/2025	EUR	200,000	215,432
Series EMTN, 1.38%, 5/3/2027	EUR	100,000	104,641
Series EMTN, 1.75%, 3/5/2029	EUR	200,000	203,915
Series EMTN, 1.88%, 12/20/2026	EUR	300,000	318,814
Series EMTN, 2.50%, 8/29/2029	EUR	200,000	212,762
Series EMTN, 3.13%, 2/5/2026	EUR	200,000	220,972
Series EMTN, 3.38%, 7/28/2027	EUR	300,000	333,514
Series EMTN, 3.88%, 4/20/2031	EUR	600,000	684,656
Series EMTN, 3.88%, 11/28/2034	EUR	300,000	346,831
Series EMTN, 4.00%, 1/18/2033 (b)	EUR	300,000	348,112
Series EMTN, 4.13%, 3/7/2030	EUR	100,000	115,434
4.88%, 10/23/2029	GBP	200,000	260,992
1 yr. U.K. Government Bond + 2.60%, 5.75%, 11/29/2027 (a)	GBP	200,000	260,702
Series EMTN, 3 mo. EUR EURIBOR - 0.68%, 0.50%, 9/21/2029 (a)	EUR	200,000	192,614
Series EMTN, 3 mo. EUR EURIBOR - 1.25%, 1.00%, 4/22/2026 (a)	EUR	300,000	319,650
Series EMTN, 3 mo. EUR EURIBOR + 1.35%, 4.00%, 10/12/2026 (a)	EUR	300,000	334,000
3 mo. EUR EURIBOR + 1.45%, 4.25%, 7/11/2029 (a)	EUR	300,000	341,733
Credit Mutuel Arkea SA Series EMTN, 3.38%, 9/19/2027	EUR	300,000	332,433
Danone SA:
Series EMTN, Zero Coupon, 12/1/2025	EUR	300,000	312,820
Series EMTN, 1.21%, 11/3/2028 (b)	EUR	200,000	205,892
Dassault Systemes SE 0.38%, 9/16/2029	EUR	200,000	194,569
Engie SA:
Series EMTN, 2.38%, 5/19/2026 (b)	EUR	300,000	324,704
Series EMTN, 3.63%, 1/11/2030	EUR	100,000	113,396
Security Description		Principal Amount	Value
Series EMTN, 4.00%, 1/11/2035	EUR	200,000	$ 229,619
Series EMTN, 5.00%, 10/1/2060	GBP	250,000	314,058
EssilorLuxottica SA:
Series EMTN, 0.13%, 5/27/2025	EUR	200,000	211,140
Series EMTN, 0.38%, 1/5/2026	EUR	300,000	314,653
Series EMTN, 0.38%, 11/27/2027	EUR	300,000	303,108
Series EMTN, 0.50%, 6/5/2028	EUR	200,000	201,440
0.75%, 11/27/2031	EUR	200,000	190,442
Holding d'Infrastructures de Transport SASU Series EMTN, 1.48%, 1/18/2031	EUR	200,000	189,227
HSBC Continental Europe SA Series EMTN, 0.10%, 9/3/2027	EUR	300,000	297,089
Kering SA:
Series EMTN, 3.63%, 9/5/2031	EUR	200,000	228,399
Series EMTN, 3.88%, 9/5/2035	EUR	200,000	231,530
L'Oreal SA:
0.88%, 6/29/2026	EUR	400,000	421,274
Series EMTN, 2.88%, 5/19/2028	EUR	100,000	110,980
Series EMTN, 3.13%, 5/19/2025	EUR	100,000	110,265
LVMH Moet Hennessy Louis Vuitton SE:
Series EMTN, Zero Coupon, 2/11/2026	EUR	300,000	312,290
0.13%, 2/11/2028	EUR	500,000	499,079
0.38%, 2/11/2031 (b)	EUR	500,000	471,136
Series EMTN, 0.75%, 4/7/2025	EUR	400,000	428,305
Series EMTN, 1.13%, 2/11/2027	GBP	200,000	234,321
Series EMTN, 3.50%, 9/7/2033	EUR	100,000	114,082
Orange SA:
Series EMTN, 0.63%, 12/16/2033	EUR	300,000	265,232
Series EMTN, 1.38%, 3/20/2028	EUR	100,000	104,081
Series EMTN, 1.38%, 1/16/2030	EUR	200,000	202,971
Series EMTN, 1.88%, 9/12/2030	EUR	100,000	103,704
Series EMTN, 2.00%, 1/15/2029	EUR	400,000	424,343
Series EMTN, 3.25%, 1/15/2032	GBP	200,000	236,952

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series EMTN, 8.13%, 1/28/2033	EUR	300,000	$ 464,141
Pernod Ricard SA:
1.13%, 4/7/2025	EUR	200,000	214,649
1.75%, 4/8/2030	EUR	200,000	205,085
Societe Generale SA:
0.13%, 2/24/2026	EUR	100,000	103,430
Series EMTN, 0.13%, 2/18/2028	EUR	100,000	97,501
Series EMTN, 0.25%, 7/8/2027	EUR	400,000	397,606
Series EMTN, 0.75%, 1/25/2027	EUR	300,000	304,743
Series EMTN, 1.13%, 1/23/2025	EUR	200,000	214,642
Series EMTN, 1.75%, 3/22/2029	EUR	300,000	301,019
Series EMTN, 2.63%, 5/30/2029	EUR	400,000	429,385
Series EMTN, 4.00%, 11/16/2027	EUR	200,000	226,095
4.13%, 6/2/2027	EUR	100,000	113,269
4.25%, 9/28/2026	EUR	100,000	113,187
Series EMTN, 4.25%, 11/16/2032 (b)	EUR	400,000	469,443
3 mo. EUR EURIBOR - 0.38%, 0.13%, 11/17/2026 (a)	EUR	400,000	414,597
3 mo. EUR EURIBOR - 0.80%, 0.63%, 12/2/2027 (a)	EUR	300,000	303,671
3 mo. EUR EURIBOR - 0.95%, 0.50%, 6/12/2029 (a)	EUR	400,000	382,930
3 mo. EUR EURIBOR - 1.28%, 0.88%, 9/22/2028 (a)	EUR	200,000	200,471
3 mo. EUR EURIBOR + 1.50%, 4.75%, 9/28/2029 (a)	EUR	100,000	115,042
Series EMTN, 3 mo. EUR EURIBOR + 1.80%, 4.25%, 12/6/2030 (a)	EUR	500,000	560,933
Suez SACA Series EMTN, 2.88%, 5/24/2034	EUR	200,000	205,946
TotalEnergies Capital Canada Ltd. Series EMTN, 2.13%, 9/18/2029	EUR	500,000	528,317
TotalEnergies Capital International SA:
Series EMTN, 1.38%, 10/4/2029	EUR	200,000	203,054
Series EMTN, 1.49%, 4/8/2027	EUR	500,000	527,948
Series EMTN, 1.62%, 5/18/2040	EUR	300,000	260,124
Security Description		Principal Amount	Value
Series EMTN, 1.99%, 4/8/2032	EUR	200,000	$ 204,538
Unibail-Rodamco-Westfield SE:
Series EMTN, 0.63%, 5/4/2027	EUR	300,000	302,766
Series EMTN, 1.38%, 12/4/2031	EUR	100,000	93,202
Vinci SA Series EMTN, 1.75%, 9/26/2030	EUR	200,000	205,270
			44,655,306
GERMANY — 10.8%
Allianz Finance II BV Series 62, 4.50%, 3/13/2043	GBP	100,000	127,357
Amprion GmbH 3.97%, 9/22/2032	EUR	200,000	230,176
Aroundtown SA Series EMTN, 0.38%, 4/15/2027	EUR	200,000	177,400
BASF SE:
Series EMTN, 0.25%, 6/5/2027	EUR	300,000	303,326
0.88%, 11/15/2027	EUR	200,000	204,354
1.50%, 3/17/2031	EUR	200,000	198,712
Bayer AG:
0.05%, 1/12/2025	EUR	100,000	106,177
0.63%, 7/12/2031	EUR	400,000	348,715
0.75%, 1/6/2027	EUR	400,000	410,051
1.13%, 1/6/2030	EUR	100,000	95,077
1.38%, 7/6/2032	EUR	400,000	360,823
Series EMTN, 4.63%, 5/26/2033	EUR	250,000	288,151
Bayer Capital Corp. BV:
1.50%, 6/26/2026	EUR	300,000	315,453
2.13%, 12/15/2029	EUR	400,000	404,786
BMW Finance NV:
Series EMTN, 0.50%, 2/22/2025	EUR	322,000	343,719
Series EMTN, 1.50%, 2/6/2029	EUR	400,000	412,962
Commerzbank AG:
Series EMTN, 0.50%, 12/4/2026	EUR	350,000	359,937
Series EMTN, 1.00%, 3/4/2026	EUR	100,000	105,487
Deutsche Bank AG:
Series EMTN, 1.63%, 1/20/2027	EUR	400,000	414,765
3 mo. EUR EURIBOR - 1.50%, 1.38%, 2/17/2032 (a)	EUR	100,000	90,642
Series EMTN, 3 mo. EUR EURIBOR - 2.05%, 1.75%, 11/19/2030 (a)	EUR	200,000	191,870

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 1.38%, 1.88%, 2/23/2028 (a)	EUR	400,000	$ 415,029
3 mo. EUR EURIBOR + 2.95%, 5.00%, 9/5/2030 (a)	EUR	400,000	455,983
Series EMTN, Sterling Overnight Index Average + 2.62%, 6.13%, 12/12/2030 (a)	GBP	300,000	387,199
Deutsche Boerse AG:
3.88%, 9/28/2026	EUR	100,000	112,842
3.88%, 9/28/2033	EUR	300,000	352,449
Deutsche Lufthansa AG Series EMTN, 3.00%, 5/29/2026	EUR	200,000	215,648
Deutsche Telekom AG:
Series EMTN, 0.50%, 7/5/2027	EUR	200,000	205,975
Series EMTN, 1.75%, 3/25/2031 (b)	EUR	200,000	207,414
Deutsche Telekom International Finance BV:
Series EMTN, 1.50%, 4/3/2028	EUR	250,000	261,962
Series EMTN, 2.00%, 12/1/2029 (b)	EUR	170,000	181,610
E.ON International Finance BV:
Series EMTN, 1.50%, 7/31/2029	EUR	150,000	153,956
Series EMTN, 5.88%, 10/30/2037	GBP	200,000	272,286
Series EMTN, 6.13%, 7/6/2039	GBP	100,000	139,073
Series EMTN, 6.25%, 6/3/2030	GBP	100,000	138,102
Series EMTN, 6.38%, 6/7/2032	GBP	190,000	267,262
Series EMTN, 6.75%, 1/27/2039	GBP	100,000	147,184
E.ON SE:
Series EMTN, 0.38%, 9/29/2027	EUR	400,000	403,355
Series EMTN, 3.88%, 1/12/2035	EUR	200,000	229,703
Grand City Properties SA Series EMTN, 0.13%, 1/11/2028	EUR	200,000	184,883
Heidelberg Materials AG Series EMTN, 1.50%, 2/7/2025	EUR	100,000	108,371
Heidelberg Materials Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	200,000	214,520
Security Description		Principal Amount	Value
Mercedes-Benz Group AG:
Series EMTN, 0.75%, 9/10/2030	EUR	450,000	$ 430,845
Series EMTN, 0.75%, 3/11/2033	EUR	200,000	182,247
Series EMTN, 1.00%, 11/15/2027	EUR	100,000	103,257
Series EMTN, 1.13%, 11/6/2031	EUR	225,000	217,247
Series EMTN, 1.38%, 5/11/2028	EUR	100,000	104,181
Series EMTN, 1.50%, 7/3/2029 (b)	EUR	325,000	335,525
Series EMTN, 2.13%, 7/3/2037 (b)	EUR	135,000	134,820
Mercedes-Benz International Finance BV:
Series EMTN, 0.63%, 5/6/2027 (b)	EUR	216,000	222,033
Series EMTN, 0.85%, 2/28/2025	EUR	200,000	214,525
Series EMTN, 1.00%, 11/11/2025	EUR	200,000	211,966
Series EMTN, 1.38%, 6/26/2026 (b)	EUR	200,000	212,065
Series EMTN, 1.50%, 3/9/2026	EUR	100,000	106,692
Series EMTN, 2.00%, 8/22/2026	EUR	300,000	324,254
Series EMTN, 2.63%, 4/7/2025	EUR	400,000	437,566
Series EMTN, 3.50%, 5/30/2026	EUR	200,000	223,220
Series EMTN, 3.70%, 5/30/2031	EUR	300,000	346,161
Robert Bosch GmbH:
Series EMTN, 3.63%, 6/2/2030	EUR	200,000	226,870
Series EMTN, 4.00%, 6/2/2035	EUR	100,000	116,975
Series EMTN, 4.38%, 6/2/2043	EUR	400,000	473,697
RWE AG:
Series EMTN, 2.13%, 5/24/2026 (b)	EUR	300,000	323,988
Series EMTN, 2.75%, 5/24/2030	EUR	300,000	320,682
SAP SE:
1.25%, 3/10/2028	EUR	400,000	418,444
1.63%, 3/10/2031	EUR	100,000	103,058
Series EMTN, 1.75%, 2/22/2027 (b)	EUR	150,000	164,032
Siemens Financieringsmaatschappij NV:
Series EMTN, Zero Coupon, 2/20/2026	EUR	300,000	311,990

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series EMTN, 0.25%, 2/20/2029	EUR	200,000	$ 195,116
Series EMTN, 0.38%, 6/5/2026	EUR	200,000	208,318
Series EMTN, 0.50%, 9/5/2034	EUR	300,000	257,719
Series EMTN, 1.00%, 2/20/2025	GBP	200,000	244,348
Series EMTN, 2.25%, 3/10/2025	EUR	300,000	326,952
Series EMTN, 3.00%, 9/8/2033	EUR	300,000	331,412
Series EMTN, 3.38%, 8/24/2031	EUR	300,000	341,646
Traton Finance Luxembourg SA:
Series EMTN, 0.13%, 3/24/2025	EUR	100,000	105,562
Series EMTN, 0.75%, 3/24/2029	EUR	300,000	287,871
Volkswagen Bank GmbH Series EMTN, 4.25%, 1/7/2026	EUR	200,000	223,466
Volkswagen Financial Services AG:
Series EMTN, 0.13%, 2/12/2027	EUR	200,000	200,445
Series EMTN, 0.25%, 1/31/2025	EUR	200,000	212,970
Series EMTN, 0.88%, 1/31/2028	EUR	200,000	199,815
Volkswagen International Finance NV:
Series EMTN, 0.88%, 9/22/2028	EUR	100,000	98,765
Series EMTN, 1.63%, 1/16/2030 (b)	EUR	400,000	398,780
1.88%, 3/30/2027	EUR	300,000	316,615
3.25%, 11/18/2030 (b)	EUR	300,000	327,620
Series EMTN, 3.88%, 3/29/2026	EUR	200,000	222,476
Series EMTN, 4.13%, 11/15/2025	EUR	100,000	111,787
4.13%, 11/16/2038 (b)	EUR	200,000	228,641
Volkswagen Leasing GmbH:
Series EMTN, 0.38%, 7/20/2026	EUR	250,000	255,983
Series EMTN, 1.38%, 1/20/2025	EUR	200,000	215,495
Vonovia SE:
Series EMTN, Zero Coupon, 12/1/2025	EUR	100,000	102,897
Series EMTN, 0.25%, 9/1/2028	EUR	100,000	93,738
Series EMTN, 0.38%, 6/16/2027	EUR	300,000	295,877
Security Description		Principal Amount	Value
Series EMTN, 0.63%, 12/14/2029	EUR	200,000	$ 181,836
Series EMTN, 0.75%, 9/1/2032	EUR	100,000	83,718
1.00%, 6/16/2033	EUR	400,000	335,333
Wintershall Dea Finance BV:
0.84%, 9/25/2025	EUR	200,000	210,222
1.33%, 9/25/2028	EUR	200,000	197,213
1.82%, 9/25/2031	EUR	200,000	188,815
			23,812,537
IRELAND — 0.4%
AIB Group PLC Series EMTN, 1 yr. EUR Swap + 1.30%, 2.25%, 4/4/2028 (a) (b)	EUR	200,000	211,757
Bank of Ireland Group PLC Series EMTN, 1 yr. EURIBOR ICE Swap + 1.10%, 1.88%, 6/5/2026 (a)	EUR	200,000	214,837
Ryanair DAC Series EMTN, 0.88%, 5/25/2026 (b)	EUR	300,000	312,786
Smurfit Kappa Acquisitions ULC 2.88%, 1/15/2026	EUR	200,000	217,528
			956,908
ITALY — 5.1%
ASTM SpA:
Series EMTN, 1.50%, 1/25/2030	EUR	300,000	288,013
Series EMTN, 2.38%, 11/25/2033	EUR	100,000	92,646
Autostrade per l'Italia SpA:
2.00%, 12/4/2028	EUR	100,000	101,388
2.00%, 1/15/2030	EUR	300,000	293,576
Enel Finance International NV:
Series EMTN, Zero Coupon, 5/28/2026	EUR	100,000	102,440
Series EMTN, Zero Coupon, 6/17/2027	EUR	300,000	298,504
0.25%, 11/17/2025	EUR	100,000	104,517
Series EMTN, 0.38%, 6/17/2027	EUR	200,000	201,132
Series EMTN, 0.38%, 5/28/2029	EUR	250,000	237,720
Series EMTN, 0.50%, 6/17/2030	EUR	350,000	323,735
Series EMTN, 0.88%, 9/28/2034	EUR	150,000	124,606
Series EMTN, 0.88%, 6/17/2036	EUR	200,000	157,763
Series EMTN, 1.13%, 9/16/2026	EUR	350,000	367,297
Series EMTN, 1.50%, 7/21/2025	EUR	200,000	214,517

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series EMTN, 2.88%, 4/11/2029	GBP	200,000	$ 233,571
Series EMTN, 5.75%, 9/14/2040	GBP	350,000	465,189
Eni SpA:
Series EMTN, 0.38%, 6/14/2028	EUR	100,000	98,277
Series EMTN, 0.63%, 1/23/2030	EUR	300,000	285,285
Series EMTN, 1.25%, 5/18/2026	EUR	100,000	105,823
Series EMTN, 1.50%, 2/2/2026	EUR	200,000	212,491
Series EMTN, 2.00%, 5/18/2031	EUR	350,000	354,428
Series EMTN, 3.63%, 1/29/2029	EUR	200,000	226,737
Series EMTN, 3.75%, 9/12/2025	EUR	150,000	166,573
Series EMTN, 4.25%, 5/19/2033	EUR	150,000	173,788
Intesa Sanpaolo SpA:
Series EMTN, 0.75%, 3/16/2028 (b)	EUR	500,000	496,763
Series EMTN, 1.00%, 11/19/2026	EUR	300,000	310,310
Series EMTN, 1.75%, 3/20/2028	EUR	250,000	257,707
Series EMTN, 1.75%, 7/4/2029	EUR	300,000	301,792
Series EMTN, 2.13%, 5/26/2025	EUR	200,000	216,443
Series EMTN, 4.75%, 9/6/2027	EUR	200,000	228,929
Series EMTN, 4.88%, 5/19/2030	EUR	250,000	290,366
Series EMTN, 6.63%, 5/31/2033	GBP	200,000	268,763
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 5.00%, 3/8/2028 (a)	EUR	450,000	514,145
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	200,000	208,094
Terna - Rete Elettrica Nazionale Series EMTN, 1.38%, 7/26/2027	EUR	200,000	208,056
UniCredit SpA:
Series EMTN, 0.33%, 1/19/2026	EUR	100,000	103,959
Series EMTN, 0.50%, 4/9/2025	EUR	100,000	106,123
Series EMTN, 0.85%, 1/19/2031	EUR	100,000	91,009
Series EMTN, 3 mo. EUR EURIBOR - 0.90%, 0.80%, 7/5/2029 (a) (b)	EUR	300,000	294,418
Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR - 1.35%, 1.20%, 1/20/2026 (a)	EUR	250,000	$ 267,922
Series EMTN, 3 mo. EUR EURIBOR - 1.60%, 1.25%, 6/16/2026 (a)	EUR	350,000	372,972
Series EMTN, 3 mo. EUR EURIBOR - 2.55%, 2.20%, 7/22/2027 (a)	EUR	250,000	266,566
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 0.93%, 1/18/2028 (a)	EUR	200,000	205,021
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.45%, 2/16/2029 (a)	EUR	350,000	395,219
Series EMTN, 3 mo. EUR EURIBOR + 1.90%, 4.80%, 1/17/2029 (a)	EUR	100,000	115,445
Series EMTN, 3 mo. EUR EURIBOR + 2.85%, 5.85%, 11/15/2027 (a)	EUR	300,000	350,811
			11,100,849
JAPAN — 2.2%
Mizuho Financial Group, Inc.:
Series EMTN, 0.69%, 10/7/2030	EUR	300,000	275,886
3 mo. EUR EURIBOR - 0.72%, 0.47%, 9/6/2029 (a)	EUR	100,000	95,339
NTT Finance Corp.:
0.01%, 3/3/2025	EUR	200,000	211,952
0.34%, 3/3/2030	EUR	300,000	284,312
Series 18, 0.38%, 9/20/2030	JPY	100,000,000	692,537
Series 26, 0.84%, 6/20/2033	JPY	100,000,000	694,314
Seven & i Holdings Co. Ltd. Series 14, 0.19%, 12/19/2025	JPY	100,000,000	707,782
Sumitomo Mitsui Financial Group, Inc.:
Series EMTN, 0.63%, 10/23/2029	EUR	100,000	94,464
1.55%, 6/15/2026	EUR	400,000	423,476
Takeda Pharmaceutical Co. Ltd.:
1.38%, 7/9/2032	EUR	500,000	472,589
2.00%, 7/9/2040	EUR	200,000	175,200
2.25%, 11/21/2026	EUR	190,000	204,953

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
3.00%, 11/21/2030	EUR	400,000	$ 435,619
			4,768,423
MEXICO — 0.1%
America Movil SAB de CV 4.38%, 8/7/2041	GBP	100,000	118,356
NETHERLANDS — 6.3%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 9/23/2029	EUR	400,000	375,152
0.60%, 1/15/2027	EUR	400,000	407,649
Series EMTN, 1.00%, 4/16/2025	EUR	218,000	233,647
Series EMTN, 1.25%, 5/28/2025	EUR	200,000	214,106
Series EMTN, 1.25%, 1/20/2034	EUR	100,000	89,426
Series EMTN, 3.88%, 12/21/2026	EUR	300,000	338,073
Series EMTN, 4.00%, 1/16/2028	EUR	100,000	113,258
Series EMTN, 4.25%, 2/21/2030	EUR	400,000	458,786
4.38%, 10/20/2028	EUR	300,000	343,508
4.50%, 11/21/2034	EUR	100,000	118,527
Series EMTN, 5.25%, 5/26/2026	GBP	200,000	256,849
ASML Holding NV:
1.38%, 7/7/2026	EUR	200,000	212,916
Series EMTN, 3.50%, 12/6/2025	EUR	150,000	167,005
Cooperatieve Rabobank UA:
Series GMTN, 1.13%, 5/7/2031	EUR	200,000	189,653
Series GMTN, 1.25%, 3/23/2026	EUR	340,000	361,767
Series GMTN, 1.38%, 2/3/2027 (b)	EUR	200,000	210,129
Series EMTN, 4.00%, 1/10/2030	EUR	300,000	342,102
4.13%, 7/14/2025 (b)	EUR	450,000	502,550
Series GMTN, 3 mo. EUR EURIBOR - 0.52%, 0.38%, 12/1/2027 (a)	EUR	400,000	405,210
Series GMTN, 3 mo. EUR EURIBOR - 1.18%, 0.88%, 5/5/2028 (a)	EUR	200,000	203,591
Series GMTN, 3 mo. EUR EURIBOR + 1.15%, 4.23%, 4/25/2029 (a)	EUR	300,000	340,936
Security Description		Principal Amount	Value
Series GMTN, 3 mo. EUR EURIBOR + 1.55%, 4.63%, 1/27/2028 (a)	EUR	200,000	$ 228,687
Heineken NV Series EMTN, 1.00%, 5/4/2026	EUR	200,000	210,674
ING Groep NV:
Series EMTN, 2.13%, 1/10/2026	EUR	300,000	324,428
Series EMTN, 2.50%, 11/15/2030	EUR	200,000	211,364
Series EMTN, 3.00%, 2/18/2026	GBP	300,000	368,596
3 mo. EUR EURIBOR - 0.68%, 0.25%, 2/18/2029 (a)	EUR	300,000	287,411
3 mo. EUR EURIBOR - 0.70%, 0.25%, 2/1/2030 (a)	EUR	500,000	465,466
3 mo. EUR EURIBOR - 0.70%, 0.38%, 9/29/2028 (a)	EUR	400,000	392,036
Series GMTN, 3 mo. EUR EURIBOR + 0.85%, 1.25%, 2/16/2027 (a) (b)	EUR	400,000	420,080
Series EMTN, 3 mo. EUR EURIBOR + 1.10%, 2.13%, 5/23/2026 (a)	EUR	500,000	540,201
3 mo. EUR EURIBOR + 1.15%, 1.75%, 2/16/2031 (a)	EUR	400,000	395,120
3 mo. EUR EURIBOR + 1.60%, 4.50%, 5/23/2029 (a)	EUR	200,000	227,598
Series EMTN, 3 mo. EUR EURIBOR + 1.85%, 4.88%, 11/14/2027 (a)	EUR	200,000	229,034
3 mo. EUR EURIBOR + 1.90%, 4.75%, 5/23/2034 (a)	EUR	100,000	117,431
3 mo. EUR EURIBOR + 2.15%, 5.25%, 11/14/2033 (a)	EUR	400,000	485,080
Series EMTN, Sterling Overnight Index Average + 0.91%, 1.13%, 12/7/2028 (a)	GBP	100,000	111,855
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	120,000	160,774
LeasePlan Corp. NV:
Series EMTN, 0.25%, 2/23/2026	EUR	350,000	359,985

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series EMTN, 0.25%, 9/7/2026	EUR	100,000	$ 101,411
Shell International Finance BV:
Series EMTN, 0.13%, 11/8/2027	EUR	300,000	299,495
Series EMTN, 0.50%, 11/8/2031	EUR	100,000	91,460
Series EMTN, 0.75%, 8/15/2028	EUR	100,000	100,516
Series EMTN, 0.88%, 11/8/2039	EUR	100,000	76,177
Series EMTN, 1.25%, 11/11/2032	EUR	400,000	379,545
Series EMTN, 1.50%, 4/7/2028	EUR	400,000	417,849
Series EMTN, 1.63%, 1/20/2027	EUR	300,000	318,864
Series EMTN, 1.88%, 9/15/2025	EUR	200,000	216,336
Series EMTN, 1.88%, 4/7/2032	EUR	200,000	202,323
Series EMTN, 2.50%, 3/24/2026 (b)	EUR	200,000	218,667
			13,843,303
NORWAY — 0.9%
DNB Bank ASA:
1 yr. U.K. Government Bond + 1.35%, 2.63%, 6/10/2026 (a)	GBP	100,000	122,928
Series EMTN, 1 yr. U.K. Government Bond + 2.15%, 4.00%, 8/17/2027 (a)	GBP	200,000	248,417
Series EMTN, 3 mo. EUR EURIBOR - 0.53%, 0.25%, 2/23/2029 (a)	EUR	300,000	290,531
Series EMTN, 3 mo. EUR EURIBOR + 0.32%, 0.38%, 1/18/2028 (a)	EUR	200,000	202,389
Series EMTN, 3 mo. EUR EURIBOR + 0.63%, 3.63%, 2/16/2027 (a)	EUR	100,000	110,769
Series EMTN, 3 mo. EUR EURIBOR + 0.65%, 4.00%, 3/14/2029 (a)	EUR	200,000	227,571
Series EMTN, 3 mo. EUR EURIBOR + 0.77%, 3.13%, 9/21/2027 (a)	EUR	300,000	330,187
Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 1.00%, 4.50%, 7/19/2028 (a)	EUR	200,000	$ 228,278
SpareBank 1 SR-Bank ASA Series EMTN, 3.75%, 11/23/2027	EUR	200,000	224,581
			1,985,651
PORTUGAL — 0.1%
EDP Finance BV Series EMTN, 1.88%, 9/21/2029	EUR	200,000	206,177
SPAIN — 5.9%
Abertis Infraestructuras SA:
Series EMTN, 2.38%, 9/27/2027	EUR	200,000	215,062
Series EMTN, 3.00%, 3/27/2031	EUR	200,000	210,431
Banco Bilbao Vizcaya Argentaria SA:
Series GMTN, 0.38%, 11/15/2026	EUR	200,000	204,515
Series GMTN, 0.50%, 1/14/2027	EUR	200,000	203,695
Series GMTN, 0.75%, 6/4/2025	EUR	400,000	425,677
1.00%, 6/21/2026	EUR	200,000	209,716
Series GMTN, 1.38%, 5/14/2025	EUR	100,000	107,101
Series GMTN, 1.75%, 11/26/2025	EUR	200,000	214,839
Series GMTN, 3.38%, 9/20/2027	EUR	300,000	334,263
Series GMTN, 4.38%, 10/14/2029	EUR	200,000	234,654
Series GMTN, 3 mo. EUR EURIBOR - 0.52%, 0.13%, 3/24/2027 (a)	EUR	300,000	308,470
3 mo. EUR EURIBOR + 0.82%, 0.88%, 1/14/2029 (a) (b)	EUR	200,000	200,189
3 mo. EUR EURIBOR + 1.70%, 4.63%, 1/13/2031 (a) (b)	EUR	200,000	231,946
Banco de Sabadell SA Series EMTN, 0.88%, 7/22/2025	EUR	100,000	106,256
Banco Santander SA:
Series EMTN, 0.20%, 2/11/2028	EUR	100,000	97,669
Series EMTN, 0.30%, 10/4/2026	EUR	100,000	102,601
Series EMTN, 0.50%, 2/4/2027	EUR	300,000	303,877
Series EMTN, 1.00%, 11/4/2031	EUR	200,000	189,087

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series EMTN, 1.13%, 1/17/2025 (b)	EUR	200,000	$ 214,886
Series EMTN, 1.13%, 6/23/2027	EUR	200,000	206,024
Series EMTN, 1.38%, 1/5/2026	EUR	200,000	211,758
Series EMTN, 3.75%, 1/16/2026	EUR	400,000	445,422
Series EMTN, 3.88%, 1/16/2028 (b)	EUR	500,000	565,201
Series EMTN, 4.25%, 6/12/2030	EUR	100,000	115,484
Series EMTN, 4.88%, 10/18/2031	EUR	200,000	235,127
Series EMTN, 1 yr. EUR Swap - 0.78%, 0.63%, 6/24/2029 (a)	EUR	400,000	391,005
Series EMTN, 1 yr. EUR Swap + 1.05%, 3.63%, 9/27/2026 (a)	EUR	300,000	331,803
Series EMTN, 3 mo. EUR EURIBOR - 0.85%, 0.50%, 3/24/2027 (a)	EUR	300,000	309,055
CaixaBank SA:
Series EMTN, 1.13%, 3/27/2026	EUR	200,000	210,287
Series EMTN, 1.38%, 6/19/2026	EUR	100,000	104,856
Series EMTN, 3.75%, 9/7/2029	EUR	200,000	226,477
Series EMTN, 4.25%, 9/6/2030	EUR	300,000	343,955
Series EMTN, 3 mo. EUR EURIBOR - 0.85%, 0.38%, 11/18/2026 (a)	EUR	400,000	415,605
Series EMTN, 3 mo. EUR EURIBOR - 0.90%, 0.50%, 2/9/2029 (a)	EUR	200,000	194,669
Series EMTN, 3 mo. EUR EURIBOR - 1.00%, 0.75%, 5/26/2028 (a)	EUR	200,000	201,259
Series EMTN, 3 mo. EUR EURIBOR - 1.17%, 0.75%, 7/10/2026 (a)	EUR	400,000	424,323
Series EMTN, 3 mo. EUR EURIBOR + 0.62%, 0.63%, 1/21/2028 (a) (b)	EUR	200,000	203,744
Series GMTN, 3 mo. EUR EURIBOR + 0.80%, 1.63%, 4/13/2026 (a)	EUR	400,000	429,837
Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 2.40%, 5.38%, 11/14/2030 (a)	EUR	300,000	$ 357,338
Iberdrola Finanzas SA:
Series EMTN, 1.00%, 3/7/2025	EUR	200,000	214,622
Series EMTN, 1.38%, 3/11/2032	EUR	200,000	195,884
Iberdrola International BV Series EMTN, 1.13%, 4/21/2026	EUR	100,000	106,396
Naturgy Finance BV:
Series EMTN, 1.25%, 1/15/2026	EUR	200,000	211,738
Series EMTN, 1.38%, 1/19/2027 (b)	EUR	200,000	209,402
Santander Consumer Finance SA Series EMTN, 0.38%, 1/17/2025 (b)	EUR	200,000	213,552
Telefonica Emisiones SA:
Series EMTN, 0.66%, 2/3/2030	EUR	200,000	190,856
Series EMTN, 1.20%, 8/21/2027	EUR	300,000	309,293
Series EMTN, 1.45%, 1/22/2027	EUR	200,000	210,671
Series EMTN, 1.53%, 1/17/2025	EUR	300,000	324,100
Series EMTN, 1.72%, 1/12/2028	EUR	400,000	417,824
Series EMTN, 1.79%, 3/12/2029	EUR	100,000	103,965
Series EMTN, 2.59%, 5/25/2031	EUR	200,000	212,203
			12,958,669
SWEDEN — 2.0%
Skandinaviska Enskilda Banken AB:
Series EMTN, 0.38%, 2/11/2027	EUR	200,000	201,254
Series GMTN, 0.38%, 6/21/2028	EUR	200,000	193,013
Series EMTN, 0.63%, 11/12/2029	EUR	200,000	188,285
Series GMTN, 1.75%, 11/11/2026	EUR	400,000	424,055
Series GMTN, 3.25%, 11/24/2025	EUR	200,000	221,004
Series GMTN, 3.75%, 2/7/2028	EUR	400,000	446,469
Series EMTN, 3.88%, 5/9/2028 (b)	EUR	150,000	169,603
4.00%, 11/9/2026	EUR	100,000	112,310

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Svenska Handelsbanken AB:
Series EMTN, 0.05%, 9/6/2028	EUR	400,000	$ 384,058
Series EMTN, 0.13%, 11/3/2026	EUR	200,000	203,028
0.50%, 2/18/2030	EUR	200,000	187,004
Series EMTN, 1.00%, 4/15/2025	EUR	400,000	428,582
3.38%, 2/17/2028	EUR	200,000	222,903
Swedbank AB:
Series GMTN, 0.25%, 11/2/2026	EUR	200,000	203,737
Series EMTN, 0.75%, 5/5/2025	EUR	100,000	106,474
Series EMTN, 2.10%, 5/25/2027 (b)	EUR	300,000	318,886
Series EMTN, 3.75%, 11/14/2025	EUR	200,000	222,738
1 yr. EUR Swap - 0.57%, 0.30%, 5/20/2027 (a)	EUR	200,000	204,018
			4,437,421
SWITZERLAND — 4.0%
Credit Suisse AG:
Series EMTN, 0.25%, 1/5/2026	EUR	200,000	207,215
Series EMTN, 0.25%, 9/1/2028	EUR	100,000	95,910
Series EMTN, 1.13%, 12/15/2025	GBP	200,000	236,348
Series EMTN, 1.50%, 4/10/2026	EUR	350,000	369,762
Holcim Finance Luxembourg SA:
Series EMTN, 0.50%, 9/3/2030	EUR	200,000	183,412
Series EMTN, 2.25%, 5/26/2028	EUR	200,000	214,037
Novartis Finance SA Zero Coupon, 9/23/2028	EUR	300,000	293,058
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	100,000	105,878
1.50%, 3/26/2030	EUR	300,000	306,497
2.00%, 3/26/2038	EUR	300,000	286,956
Sika Capital BV 3.75%, 11/3/2026	EUR	200,000	224,536
UBS AG:
Series EMTN, 0.01%, 3/31/2026	EUR	300,000	308,592
Series EMTN, 0.50%, 3/31/2031	EUR	200,000	180,522
UBS Group AG:
Series EMTN, 0.63%, 1/18/2033	EUR	263,000	219,082
0.63%, 2/24/2033	EUR	300,000	254,068
Security Description		Principal Amount	Value
0.88%, 11/3/2031	EUR	200,000	$ 178,232
Series EMTN, 1.25%, 9/1/2026	EUR	300,000	314,858
1 yr. EUR Swap - 0.48%, 0.25%, 11/3/2026 (a)	EUR	400,000	414,283
Series EMTN, 1 yr. EUR Swap - 0.77%, 0.25%, 11/5/2028 (a)	EUR	350,000	339,997
1 yr. EUR Swap + 1.60%, 2.13%, 10/13/2026 (a)	EUR	200,000	214,628
1 yr. EUR Swap + 1.95%, 2.88%, 4/2/2032 (a)	EUR	200,000	206,280
Series EMTN, 1 yr. EURIBOR ICE Swap - 0.55%, 0.25%, 1/29/2026 (a)	EUR	200,000	211,652
Series EMTN, 1 yr. EURIBOR ICE Swap - 1.05%, 1.00%, 6/24/2027 (a)	EUR	500,000	518,098
Series EMTN, 1 yr. EURIBOR ICE Swap - 3.50%, 3.25%, 4/2/2026 (a)	EUR	400,000	437,695
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.15%, 4.63%, 3/17/2028 (a)	EUR	200,000	227,158
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.35%, 3.13%, 6/15/2030 (a)	EUR	400,000	429,687
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.55%, 4.38%, 1/11/2031 (a)	EUR	200,000	227,911
1 yr. EURIBOR ICE Swap + 4.95%, 7.75%, 3/1/2029 (a)	EUR	400,000	508,944
Series EMTN, 1 yr. U.K. Government Bond + 2.23%, 2.25%, 6/9/2028 (a)	GBP	300,000	346,495
1 yr. U.K. Government Bond + 4.20%, 7.00%, 9/30/2027 (a)	GBP	100,000	132,660
1 yr. U.K. Government Bond + 4.55%, 7.38%, 9/7/2033 (a)	GBP	100,000	146,665
Series EMTN, 1 yr. EUR Swap - 0.77%, 0.65%, 1/14/2028 (a)	EUR	350,000	353,184
			8,694,300

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
UNITED KINGDOM — 9.1%
Annington Funding PLC Series EMTN, 3.94%, 7/12/2047	GBP	200,000	$ 197,984
Barclays PLC:
Series EMTN, 3.25%, 2/12/2027	GBP	300,000	361,169
Series EMTN, 3.25%, 1/17/2033	GBP	150,000	163,173
1 yr. EUR Swap - 1.26%, 0.58%, 8/9/2029 (a)	EUR	300,000	285,079
Series EMTN, 1 yr. EUR Swap + 0.78%, 1.38%, 1/24/2026 (a)	EUR	100,000	107,222
Series EMTN, 1 yr. EUR Swap + 1.75%, 4.92%, 8/8/2030 (a) (b)	EUR	150,000	172,526
Series EMTN, 1 yr. EUR Swap + 2.55%, 5.26%, 1/29/2034 (a)	EUR	400,000	472,681
1 yr. EURIBOR ICE Swap + 0.85%, 0.88%, 1/28/2028 (a)	EUR	500,000	506,881
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.68%, 2.89%, 1/31/2027 (a)	EUR	150,000	162,869
Series EMTN, 1 yr. U.K. Government Bond + 2.80%, 6.37%, 1/31/2031 (a)	GBP	250,000	330,422
1 yr. EUR Swap + 1.00%, 1.11%, 5/12/2032 (a)	EUR	300,000	269,980
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	200,000	196,386
BG Energy Capital PLC Series EMTN, 5.13%, 12/1/2025	GBP	200,000	257,984
BP Capital Markets PLC:
Series EMTN, 1.23%, 5/8/2031	EUR	200,000	192,749
Series EMTN, 2.52%, 4/7/2028	EUR	300,000	325,078
2.82%, 4/7/2032	EUR	100,000	107,368
British Telecommunications PLC:
Series EMTN, 1.50%, 6/23/2027	EUR	350,000	365,446
Series EMTN, 1.75%, 3/10/2026	EUR	100,000	107,070
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	100,000	114,237
Series EMTN, 2.63%, 9/22/2038	GBP	100,000	92,107
Security Description		Principal Amount	Value
Series EMTN, 2.75%, 9/22/2046	GBP	200,000	$ 168,445
CCEP Finance Ireland DAC 0.88%, 5/6/2033	EUR	200,000	178,594
Centrica PLC Series EMTN, 7.00%, 9/19/2033	GBP	100,000	146,402
CK Hutchison Group Telecom Finance SA 0.75%, 4/17/2026	EUR	300,000	311,955
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	86,355	93,526
Diageo Finance PLC Series EMTN, 2.50%, 3/27/2032 (b)	EUR	200,000	211,990
easyJet FinCo BV Series EMTN, 1.88%, 3/3/2028	EUR	200,000	206,231
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 5/21/2026	EUR	300,000	318,850
Series EMTN, 1.38%, 12/2/2024	EUR	200,000	216,255
Series EMTN, 1.63%, 5/12/2035	GBP	100,000	97,223
Heathrow Funding Ltd.:
Series EMTN, 4.63%, 10/31/2048 (b)	GBP	200,000	234,077
Series EMTN, 5.88%, 5/13/2043	GBP	200,000	274,868
6.45%, 12/10/2033	GBP	100,000	141,134
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	133,986
HSBC Holdings PLC:
Series EMTN, 2.50%, 3/15/2027	EUR	300,000	324,762
1 yr. GBP SONIA ICE Swap + 1.32%, 2.26%, 11/13/2026 (a)	GBP	100,000	120,756
1 yr. GBP Swap + 1.65%, 3.00%, 7/22/2028 (a)	GBP	400,000	474,591
1 yr. GBP Swap + 1.77%, 3.00%, 5/29/2030 (a)	GBP	100,000	114,531
3 mo. EUR EURIBOR - 0.78%, 0.64%, 9/24/2029 (a) (b)	EUR	200,000	193,730
3 mo. EUR EURIBOR - 0.81%, 0.31%, 11/13/2026 (a)	EUR	200,000	208,113
3 mo. EUR EURIBOR - 1.03%, 0.77%, 11/13/2031 (a) (b)	EUR	400,000	370,122

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 1.29%, 4.75%, 3/10/2028 (a)	EUR	300,000	$ 343,638
3 mo. EUR EURIBOR + 1.45%, 3.02%, 6/15/2027 (a)	EUR	300,000	327,202
Series EMTN, 3 mo. EUR EURIBOR + 1.55%, 4.79%, 3/10/2032 (a)	EUR	300,000	350,245
Series EMTN, 3 mo. EUR EURIBOR + 1.94%, 4.86%, 5/23/2033 (a)	EUR	110,000	128,889
Sterling Overnight Index Average + 1.31%, 1.75%, 7/24/2027 (a)	GBP	100,000	117,050
Sterling Overnight Index Average + 2.12%, 6.80%, 9/14/2031 (a)	GBP	200,000	274,699
Imperial Brands Finance Netherlands BV Series EMTN, 1.75%, 3/18/2033	EUR	200,000	172,672
Lloyds Bank Corporate Markets PLC Series EMTN, 2.38%, 4/9/2026	EUR	100,000	108,422
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	140,000	212,808
Lloyds Banking Group PLC:
Series EMTN, 1.50%, 9/12/2027	EUR	100,000	104,312
Series EMTN, 1 yr. EUR Swap - 3.75%, 3.50%, 4/1/2026 (a)	EUR	300,000	330,248
Series EMTN, 1 yr. EUR Swap + 1.50%, 3.13%, 8/24/2030 (a)	EUR	450,000	483,978
1 yr. U.K. Government Bond + 1.30%, 1.88%, 1/15/2026 (a)	GBP	300,000	367,311
National Grid Electricity Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	200,000	270,990
National Grid PLC Series EMTN, 4.28%, 1/16/2035	EUR	200,000	228,394
Nationwide Building Society:
0.25%, 7/22/2025	EUR	400,000	420,390
Series EMTN, 6.13%, 8/21/2028	GBP	100,000	136,033
Security Description		Principal Amount	Value
3 mo. EUR EURIBOR + 0.93%, 1.50%, 3/8/2026 (a)	EUR	200,000	$ 214,937
NatWest Group PLC:
Series EMTN, 1 yr. GBP Swap + 1.49%, 2.88%, 9/19/2026 (a)	GBP	300,000	366,198
Series EMTN, 1 yr. U.K. Government Bond + 2.10%, 3.62%, 3/29/2029 (a)	GBP	200,000	238,785
3 mo. EUR EURIBOR - 0.89%, 0.67%, 9/14/2029 (a)	EUR	200,000	191,868
Series EMTN, 3 mo. EUR EURIBOR - 0.95%, 0.78%, 2/26/2030 (a)	EUR	200,000	190,224
Series EMTN, 3 mo. EUR EURIBOR + 1.08%, 1.75%, 3/2/2026 (a)	EUR	275,000	295,697
Series EMTN, 3 mo. EUR EURIBOR + 1.91%, 4.07%, 9/6/2028 (a)	EUR	400,000	449,722
NatWest Markets PLC:
Series EMTN, 0.13%, 11/12/2025	EUR	250,000	260,064
Series EMTN, 0.13%, 6/18/2026	EUR	100,000	102,312
Series EMTN, 1.38%, 3/2/2027	EUR	200,000	207,812
Series EMTN, 2.75%, 4/2/2025	EUR	100,000	109,392
Santander U.K. Group Holdings PLC Series EMTN, 1 yr. GBP Swap + 2.87%, 7.10%, 11/16/2027 (a)	GBP	100,000	132,492
Sky Ltd. Series EMTN, 2.50%, 9/15/2026	EUR	330,000	358,695
Standard Chartered PLC 1 yr. EUR Swap + 1.85%, 4.87%, 5/10/2031 (a)	EUR	200,000	231,235
Thames Water Utilities Finance PLC Series EMTN, 4.38%, 1/18/2031	EUR	200,000	208,295
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2045	GBP	250,000	323,487
Unilever Finance Netherlands BV:
Series EMTN, 1.25%, 3/25/2025	EUR	200,000	215,386
1.75%, 3/25/2030	EUR	200,000	207,236

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
University of Oxford 2.54%, 12/8/2117	GBP	140,000	$ 104,440
Vodafone Group PLC:
Series EMTN, 1.13%, 11/20/2025	EUR	300,000	318,769
Series EMTN, 1.60%, 7/29/2031	EUR	100,000	98,906
Series EMTN, 1.63%, 11/24/2030	EUR	200,000	200,323
Series EMTN, 1.88%, 9/11/2025	EUR	150,000	161,356
Series EMTN, 2.20%, 8/25/2026	EUR	428,000	463,396
Series EMTN, 3.00%, 8/12/2056	GBP	100,000	81,522
Series EMTN, 3.38%, 8/8/2049	GBP	200,000	183,647
Wellcome Trust Ltd.:
1.50%, 7/14/2071	GBP	200,000	113,990
2.52%, 2/7/2118	GBP	100,000	75,153
Yorkshire Water Finance PLC Series EMTN, 2.75%, 4/18/2041	GBP	130,000	114,271
			19,925,443
UNITED STATES — 25.6%
Abbott Ireland Financing DAC 1.50%, 9/27/2026	EUR	150,000	159,849
Altria Group, Inc.:
2.20%, 6/15/2027	EUR	200,000	212,642
3.13%, 6/15/2031	EUR	200,000	200,213
American Honda Finance Corp. 0.30%, 7/7/2028	EUR	150,000	146,629
American Medical Systems Europe BV 0.75%, 3/8/2025	EUR	250,000	266,883
Amgen, Inc. 4.00%, 9/13/2029	GBP	100,000	125,409
Apple, Inc.:
Zero Coupon, 11/15/2025	EUR	250,000	261,775
0.50%, 11/15/2031	EUR	200,000	188,201
0.88%, 5/24/2025	EUR	200,000	214,013
1.38%, 5/24/2029	EUR	100,000	103,705
1.63%, 11/10/2026	EUR	290,000	310,998
2.00%, 9/17/2027	EUR	200,000	216,184
3.05%, 7/31/2029	GBP	100,000	123,572
AT&T, Inc.:
0.25%, 3/4/2026	EUR	200,000	207,350
0.80%, 3/4/2030	EUR	300,000	287,927
1.60%, 5/19/2028	EUR	200,000	207,300
1.80%, 9/5/2026	EUR	100,000	106,621
2.35%, 9/5/2029	EUR	200,000	211,649
2.45%, 3/15/2035	EUR	200,000	196,441
2.90%, 12/4/2026	GBP	300,000	364,243
3.15%, 9/4/2036	EUR	303,000	311,480
3.50%, 12/17/2025	EUR	300,000	332,142
Security Description		Principal Amount	Value
3.55%, 12/17/2032	EUR	350,000	$ 387,741
3.95%, 4/30/2031	EUR	200,000	229,168
4.25%, 6/1/2043	GBP	100,000	109,885
4.30%, 11/18/2034	EUR	300,000	350,006
4.38%, 9/14/2029	GBP	250,000	314,258
4.88%, 6/1/2044	GBP	150,000	177,357
Series EMTN, 7.00%, 4/30/2040	GBP	300,000	445,662
Bank of America Corp.:
Series EMTN, 2.30%, 7/25/2025	GBP	100,000	122,258
Series EMTN, 7.00%, 7/31/2028	GBP	100,000	140,621
Series EMTN, 1 yr. U.K. Government Bond + 1.10%, 1.67%, 6/2/2029 (a)	GBP	250,000	279,932
Series EMTN, 3 mo. EUR EURIBOR - 0.76%, 0.58%, 8/24/2028 (a)	EUR	150,000	149,227
Series EMTN, 3 mo. EUR EURIBOR - 0.79%, 0.69%, 3/22/2031 (a)	EUR	500,000	461,785
Series EMTN, 3 mo. EUR EURIBOR - 0.94%, 0.65%, 10/26/2031 (a)	EUR	500,000	452,132
Series EMTN, 3 mo. EUR EURIBOR - 3.67%, 3.65%, 3/31/2029 (a)	EUR	300,000	333,489
Series EMTN, 3 mo. EUR EURIBOR + 0.75%, 0.81%, 5/9/2026 (a)	EUR	500,000	530,656
Series EMTN, 3 mo. EUR EURIBOR + 0.89%, 1.66%, 4/25/2028 (a)	EUR	150,000	156,568
Series EMTN, 3 mo. EUR EURIBOR + 0.91%, 1.38%, 5/9/2030 (a)	EUR	200,000	197,409
Series EMTN, 3 mo. EUR EURIBOR + 0.91%, 1.95%, 10/27/2026 (a)	EUR	300,000	321,584
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 1.10%, 5/24/2032 (a)	EUR	450,000	413,904
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 1.78%, 5/4/2027 (a)	EUR	250,000	265,136

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 2.82%, 4/27/2033 (a)	EUR	200,000	$ 207,287
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	200,000	189,296
2.63%, 6/19/2059	GBP	200,000	162,281
Berkshire Hathaway, Inc.:
Zero Coupon, 3/12/2025	EUR	150,000	159,355
1.13%, 3/16/2027	EUR	200,000	208,172
1.63%, 3/16/2035	EUR	450,000	419,352
Booking Holdings, Inc.:
1.80%, 3/3/2027	EUR	100,000	106,292
4.13%, 5/12/2033	EUR	300,000	353,494
4.50%, 11/15/2031	EUR	200,000	240,356
4.75%, 11/15/2034	EUR	200,000	249,135
BorgWarner, Inc. 1.00%, 5/19/2031	EUR	163,000	148,133
Celanese U.S. Holdings LLC 4.78%, 7/19/2026	EUR	200,000	224,491
Citigroup, Inc.:
Series EMTN, 1.25%, 4/10/2029	EUR	300,000	297,797
Series EMTN, 1.50%, 10/26/2028	EUR	100,000	101,646
1.75%, 1/28/2025	EUR	150,000	162,034
Series EMTN, 3 mo. EUR EURIBOR - 0.96%, 0.50%, 10/8/2027 (a)	EUR	250,000	255,111
Series EMTN, 3 mo. EUR EURIBOR - 1.66%, 1.25%, 7/6/2026 (a)	EUR	400,000	425,246
Series EMTN, 3 mo. EUR EURIBOR + 1.07%, 1.50%, 7/24/2026 (a)	EUR	500,000	533,042
3 mo. EUR EURIBOR + 1.25%, 3.71%, 9/22/2028 (a)	EUR	100,000	112,034
3 mo. EUR EURIBOR + 1.60%, 4.11%, 9/22/2033 (a)	EUR	156,000	177,687
Coca-Cola Co.:
0.13%, 3/15/2029	EUR	300,000	288,940
1.13%, 3/9/2027	EUR	200,000	208,330
1.63%, 3/9/2035	EUR	200,000	191,014
Comcast Corp.:
Zero Coupon, 9/14/2026	EUR	150,000	152,759
0.75%, 2/20/2032	EUR	200,000	185,710
1.88%, 2/20/2036	GBP	225,000	215,908
DH Europe Finance II SARL:
0.20%, 3/18/2026	EUR	300,000	311,094
0.45%, 3/18/2028	EUR	200,000	199,586
Security Description		Principal Amount	Value
0.75%, 9/18/2031	EUR	250,000	$ 232,753
1.35%, 9/18/2039	EUR	200,000	166,805
Digital Euro Finco LLC 2.50%, 1/16/2026	EUR	300,000	322,527
Digital Intrepid Holding BV 0.63%, 7/15/2031	EUR	100,000	86,595
Dow Chemical Co. 0.50%, 3/15/2027	EUR	200,000	202,187
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	200,000	166,570
Exxon Mobil Corp.:
0.52%, 6/26/2028	EUR	150,000	149,989
0.84%, 6/26/2032	EUR	250,000	228,605
1.41%, 6/26/2039	EUR	200,000	163,663
FedEx Corp. 1.63%, 1/11/2027	EUR	300,000	316,950
Fidelity National Information Services, Inc.:
1.50%, 5/21/2027	EUR	300,000	313,433
2.00%, 5/21/2030	EUR	100,000	102,411
Ford Motor Credit Co. LLC 4.87%, 8/3/2027	EUR	200,000	226,989
Goldman Sachs Group, Inc.:
Series EMTN, 0.25%, 1/26/2028	EUR	30,000	29,342
Series EMTN, 0.75%, 3/23/2032	EUR	200,000	176,500
Series EMTN, 0.88%, 5/9/2029	EUR	450,000	432,060
Series EMTN, 0.88%, 1/21/2030	EUR	300,000	285,096
Series EMTN, 1.00%, 3/18/2033	EUR	275,000	241,215
Series EMTN, 1.25%, 5/1/2025	EUR	300,000	320,716
Series EMTN, 1.25%, 2/7/2029	EUR	350,000	345,892
Series EMTN, 1.50%, 12/7/2027	GBP	100,000	113,849
Series EMTN, 1.63%, 7/27/2026	EUR	300,000	318,452
Series EMTN, 2.00%, 11/1/2028	EUR	277,000	289,128
Series EMTN, 3.00%, 2/12/2031	EUR	117,000	127,106
Series EMTN, 3.13%, 7/25/2029	GBP	300,000	353,791
3.38%, 3/27/2025	EUR	400,000	440,838
Series EMTN, 4.25%, 1/29/2026	GBP	150,000	189,305
Series EMTN, 1 yr. U.K. Government Bond + 1.95%, 3.63%, 10/29/2029 (a)	GBP	200,000	241,076

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Honeywell International, Inc. 4.13%, 11/2/2034	EUR	200,000	$ 234,539
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	200,000	198,978
0.65%, 2/11/2032	EUR	400,000	365,320
Series EMTN, 0.88%, 1/31/2025	EUR	100,000	107,269
Series EMTN, 0.88%, 2/9/2030	EUR	100,000	97,731
0.95%, 5/23/2025	EUR	100,000	106,806
1.25%, 1/29/2027	EUR	150,000	157,414
Series EMTN, 1.25%, 2/9/2034	EUR	200,000	184,851
1.50%, 5/23/2029	EUR	100,000	102,827
1.75%, 1/31/2031	EUR	200,000	202,770
Series EMTN, 2.88%, 11/7/2025	EUR	300,000	329,175
3.38%, 2/6/2027	EUR	300,000	335,194
3.63%, 2/6/2031	EUR	300,000	341,728
3.75%, 2/6/2035	EUR	200,000	230,607
4.00%, 2/6/2043	EUR	200,000	229,791
4.88%, 2/6/2038	GBP	200,000	252,369
Johnson & Johnson 1.65%, 5/20/2035	EUR	200,000	198,322
JPMorgan Chase & Co.:
Series EMTN, 1.50%, 1/27/2025	EUR	100,000	107,769
Series EMTN, 1.50%, 10/29/2026	EUR	300,000	317,439
Series EMTN, 2.88%, 5/24/2028	EUR	100,000	108,637
Series EMTN, 3.00%, 2/19/2026	EUR	280,000	306,887
Series EMTN, 3 mo. EUR EURIBOR - 0.65%, 0.39%, 2/24/2028 (a)	EUR	450,000	452,550
Series EMTN, 3 mo. EUR EURIBOR - 0.65%, 0.60%, 2/17/2033 (a)	EUR	300,000	266,196
Series EMTN, 3 mo. EUR EURIBOR + 0.76%, 1.09%, 3/11/2027 (a)	EUR	400,000	419,748
Series EMTN, 3 mo. EUR EURIBOR + 0.84%, 1.64%, 5/18/2028 (a)	EUR	400,000	417,151
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 1.00%, 7/25/2031 (a)	EUR	300,000	282,607
Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 0.87%, 1.05%, 11/4/2032 (a)	EUR	500,000	$ 462,091
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 1.81%, 6/12/2029 (a)	EUR	300,000	309,735
Series EMTN, 3 mo. EUR EURIBOR + 1.13%, 1.96%, 3/23/2030 (a)	EUR	500,000	513,907
Sterling Overnight Index Average + 0.68%, 0.99%, 4/28/2026 (a)	GBP	100,000	120,326
Series EMTN, Sterling Overnight Index Average + 1.13%, 1.90%, 4/28/2033 (a)	GBP	200,000	208,459
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	200,000	213,394
Medtronic Global Holdings SCA:
Zero Coupon, 10/15/2025	EUR	200,000	208,803
0.25%, 7/2/2025	EUR	200,000	210,726
0.38%, 10/15/2028	EUR	200,000	196,323
1.13%, 3/7/2027	EUR	300,000	313,166
1.38%, 10/15/2040	EUR	250,000	202,385
1.50%, 7/2/2039	EUR	350,000	294,904
1.63%, 3/7/2031	EUR	200,000	200,271
1.63%, 10/15/2050	EUR	150,000	112,585
1.75%, 7/2/2049	EUR	100,000	77,495
2.25%, 3/7/2039	EUR	100,000	94,090
3.00%, 10/15/2028	EUR	100,000	110,698
3.13%, 10/15/2031	EUR	250,000	277,071
3.38%, 10/15/2034	EUR	400,000	445,620
Merck & Co., Inc. 1.88%, 10/15/2026	EUR	200,000	214,803
Microsoft Corp. 3.13%, 12/6/2028	EUR	400,000	454,093
Morgan Stanley:
Series GMTN, 1.38%, 10/27/2026	EUR	250,000	262,220
Series GMTN, 1.75%, 1/30/2025	EUR	200,000	216,283
Series GMTN, 1.88%, 4/27/2027	EUR	300,000	315,971
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	120,421
3 mo. EUR EURIBOR - 0.70%, 0.41%, 10/29/2027 (a)	EUR	100,000	101,390
3 mo. EUR EURIBOR - 0.72%, 0.50%, 2/7/2031 (a)	EUR	150,000	137,241

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
3 mo. EUR EURIBOR - 0.87%, 0.50%, 10/26/2029 (a)	EUR	500,000	$ 476,569
Series GMTN, 3 mo. EUR EURIBOR + 0.83%, 1.10%, 4/29/2033 (a)	EUR	400,000	358,410
Series EMTN, 3 mo. EUR EURIBOR + 0.83%, 1.34%, 10/23/2026 (a)	EUR	250,000	264,921
3 mo. EUR EURIBOR + 0.90%, 2.10%, 5/8/2026 (a)	EUR	300,000	323,824
Series GMTN, 3 mo. EUR EURIBOR + 1.25%, 2.95%, 5/7/2032 (a)	EUR	200,000	208,955
3 mo. EUR EURIBOR + 1.30%, 4.66%, 3/2/2029 (a)	EUR	700,000	802,540
3 mo. EUR EURIBOR + 1.76%, 4.81%, 10/25/2028 (a)	EUR	100,000	115,557
Series GMTN, 3 mo. EUR EURIBOR + 1.95%, 5.15%, 1/25/2034 (a)	EUR	500,000	606,275
Sterling Overnight Index Average + 2.25%, 5.79%, 11/18/2033 (a)	GBP	200,000	271,137
Nestle Finance International Ltd.:
Series EMTN, 1.13%, 4/1/2026	EUR	300,000	319,950
Series EMTN, 1.50%, 4/1/2030	EUR	450,000	462,316
Netflix, Inc.:
3.63%, 5/15/2027	EUR	300,000	335,153
3.63%, 6/15/2030	EUR	200,000	224,500
4.63%, 5/15/2029	EUR	400,000	471,457
PepsiCo, Inc.:
Series EMTN, 0.50%, 5/6/2028	EUR	200,000	200,984
0.75%, 10/14/2033	EUR	200,000	180,720
Pfizer, Inc. 2.74%, 6/15/2043	GBP	300,000	288,689
Philip Morris International, Inc. Series EMTN, 2.88%, 3/3/2026	EUR	200,000	218,778
Procter & Gamble Co. 4.88%, 5/11/2027	EUR	200,000	235,058
Roche Finance Europe BV Series EMTN, 0.88%, 2/25/2025	EUR	200,000	215,423
Sanofi SA:
Series EMTN, 1.00%, 4/1/2025	EUR	400,000	429,184
Security Description		Principal Amount	Value
Series 8, 1.00%, 3/21/2026	EUR	200,000	$ 212,227
Series 12FX, 1.38%, 3/21/2030	EUR	600,000	611,526
Series EMTN, 1.50%, 4/1/2030	EUR	300,000	308,030
Series EMTN, 1.75%, 9/10/2026	EUR	300,000	322,282
Series 20FX, 1.88%, 3/21/2038	EUR	100,000	97,300
Schlumberger Finance BV:
1.38%, 10/28/2026	EUR	200,000	210,944
2.00%, 5/6/2032	EUR	200,000	202,748
Stellantis NV:
Series EMTN, 0.63%, 3/30/2027	EUR	200,000	203,523
Series EMTN, 0.75%, 1/18/2029	EUR	400,000	392,345
Series EMTN, 1.25%, 6/20/2033	EUR	200,000	177,780
2.75%, 5/15/2026	EUR	100,000	109,200
Series EMTN, 2.75%, 4/1/2032	EUR	400,000	412,951
3.88%, 1/5/2026	EUR	200,000	222,775
Series EMTN, 4.25%, 6/16/2031	EUR	200,000	229,033
Series EMTN, 4.38%, 3/14/2030	EUR	300,000	349,896
Thermo Fisher Scientific Finance I BV:
0.80%, 10/18/2030	EUR	400,000	383,370
1.13%, 10/18/2033	EUR	250,000	229,417
1.63%, 10/18/2041	EUR	200,000	166,556
Thermo Fisher Scientific, Inc. Series EMTN, 1.88%, 10/1/2049	EUR	100,000	78,947
Toyota Motor Credit Corp.:
Series EMTN, 0.13%, 11/5/2027	EUR	200,000	198,198
Series EMTN, 4.05%, 9/13/2029	EUR	300,000	347,617
Upjohn Finance BV 1.91%, 6/23/2032	EUR	300,000	278,526
Verizon Communications, Inc.:
0.88%, 4/8/2027	EUR	300,000	309,545
1.25%, 4/8/2030	EUR	450,000	442,447
1.30%, 5/18/2033	EUR	300,000	276,615
1.38%, 10/27/2026	EUR	400,000	422,530
1.38%, 11/2/2028	EUR	200,000	204,591
2.63%, 12/1/2031	EUR	200,000	211,392
Series 20Y, 2.88%, 1/15/2038	EUR	300,000	305,708
Series EMTN, 3.25%, 2/17/2026	EUR	350,000	387,749
3.38%, 10/27/2036	GBP	200,000	217,993
4.25%, 10/31/2030	EUR	100,000	117,052

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
4.75%, 10/31/2034	EUR	300,000	$ 367,204
Visa, Inc. 1.50%, 6/15/2026	EUR	450,000	480,157
Walmart, Inc.:
4.88%, 9/21/2029	EUR	151,000	185,483
5.25%, 9/28/2035	GBP	228,000	318,493
5.63%, 3/27/2034	GBP	100,000	142,518
Wells Fargo & Co.:
Series EMTN, 0.63%, 3/25/2030	EUR	300,000	277,146
0.63%, 8/14/2030	EUR	100,000	91,382
Series EMTN, 1.00%, 2/2/2027	EUR	500,000	512,564
Series EMTN, 1.38%, 10/26/2026	EUR	400,000	417,085
Series EMTN, 1.50%, 5/24/2027	EUR	200,000	207,307
Series EMTN, 2.00%, 7/28/2025	GBP	200,000	242,561
Series EMTN, 2.00%, 4/27/2026	EUR	300,000	320,098
4.63%, 11/2/2035	GBP	50,000	62,083
Series EMTN, 3 mo. EUR EURIBOR - 1.85%, 1.74%, 5/4/2030 (a)	EUR	400,000	401,515
			56,089,384
TOTAL CORPORATE BONDS & NOTES (Cost $222,296,903)			215,653,686
Shares
SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (c) (d)	1,708	1,708
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	8,990,962	$ 8,990,962
TOTAL SHORT-TERM INVESTMENTS (Cost $8,992,670)		8,992,670
TOTAL INVESTMENTS — 102.4% (Cost $231,289,573)		224,646,356
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(5,162,566)
NET ASSETS — 100.0%		$ 219,483,790
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
DMTN	Domestic Medium - Term Note
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SONIA	Sterling Overnight Index Average
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$215,653,686	$—	$215,653,686
Short-Term Investments	8,992,670	—	—	8,992,670
TOTAL INVESTMENTS	$8,992,670	$215,653,686	$—	$224,646,356

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Sector Breakdown as of December 31, 2023

% of Total Investments
Financial	52.6%
Consumer, Non-cyclical	11.9
Communications	8.7
Consumer, Cyclical	7.5
Utilities	4.2
Energy	3.7
Industrial	3.5
Technology	3.2
Basic Materials	0.7
Short-Term Investments	4.0
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	126,467	$ 126,467	$ 61,540,156	$ 61,664,915	$—	$—	1,708	$ 1,708	$13,007
State Street Navigator Securities Lending Portfolio II	8,734,973	8,734,973	46,011,125	45,755,136	—	—	8,990,962	8,990,962	26,900
Total		$8,861,440	$107,551,281	$107,420,051	$—	$—		$8,992,670	$39,907
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.1%
AUSTRALIA — 4.6%
Australia Government Bonds:
Series 161, 0.25%, 11/21/2025	AUD	3,548,000	$ 2,269,704
Series 164, 0.50%, 9/21/2026	AUD	3,886,000	2,439,705
Series 160, 1.00%, 12/21/2030	AUD	3,870,000	2,190,294
Series 163, 1.00%, 11/21/2031	AUD	2,848,000	1,566,499
Series 158, 1.25%, 5/21/2032	AUD	4,036,000	2,234,835
Series 157, 1.50%, 6/21/2031	AUD	3,794,000	2,197,553
Series 165, 1.75%, 11/21/2032	AUD	1,598,000	912,800
Series 162, 1.75%, 6/21/2051	AUD	2,693,000	1,084,276
Series 149, 2.25%, 5/21/2028	AUD	3,223,000	2,077,542
Series 155, 2.50%, 5/21/2030	AUD	3,773,000	2,391,271
Series 148, 2.75%, 11/21/2027	AUD	3,228,000	2,134,067
Series 152, 2.75%, 11/21/2028	AUD	3,478,000	2,278,890
Series 154, 2.75%, 11/21/2029	AUD	3,654,000	2,365,571
Series 145, 2.75%, 6/21/2035	AUD	852,000	514,190
Series 156, 2.75%, 5/21/2041	AUD	1,372,000	764,220
Series 166, 3.00%, 11/21/2033	AUD	2,710,000	1,704,336
Series 150, 3.00%, 3/21/2047	AUD	1,491,000	821,052
Series 139, 3.25%, 4/21/2025	AUD	4,781,000	3,236,829
Series 138, 3.25%, 4/21/2029	AUD	4,102,000	2,740,956
Series 147, 3.25%, 6/21/2039	AUD	1,647,000	1,005,121
Series 168, 3.50%, 12/21/2034	AUD	2,178,000	1,421,354
Series 167, 3.75%, 5/21/2034	AUD	2,653,000	1,775,555
3.75%, 4/21/2037	AUD	1,469,000	967,656
Series 142, 4.25%, 4/21/2026	AUD	4,117,000	2,846,002
Series 140, 4.50%, 4/21/2033	AUD	2,713,000	1,929,589
Series 136, 4.75%, 4/21/2027	AUD	3,470,000	2,450,677
			48,320,544
Security Description		Principal Amount	Value
AUSTRIA — 2.7%
Republic of Austria Government Bonds:
Zero Coupon, 4/20/2025 (a)	EUR	635,000	$ 676,714
Zero Coupon, 10/20/2028 (a)	EUR	936,000	925,026
Zero Coupon, 2/20/2030 (a)	EUR	1,171,000	1,117,649
Zero Coupon, 2/20/2031 (a)	EUR	1,383,000	1,283,151
Zero Coupon, 10/20/2040 (a)	EUR	604,000	416,705
0.25%, 10/20/2036 (a)	EUR	781,000	632,296
0.50%, 4/20/2027 (a)	EUR	1,712,000	1,782,919
0.50%, 2/20/2029 (a)	EUR	1,337,000	1,346,801
0.70%, 4/20/2071 (a)	EUR	299,000	156,724
0.75%, 10/20/2026 (a)	EUR	1,473,000	1,556,251
0.75%, 2/20/2028 (a)	EUR	1,340,000	1,389,173
0.75%, 3/20/2051 (a)	EUR	670,000	449,702
0.85%, 6/30/2120 (a)	EUR	400,000	205,642
0.90%, 2/20/2032 (a)	EUR	1,134,000	1,101,561
1.20%, 10/20/2025 (a)	EUR	1,217,000	1,313,767
1.50%, 2/20/2047 (a)	EUR	1,152,000	975,262
1.50%, 11/2/2086 (a)	EUR	317,000	218,927
1.85%, 5/23/2049 (a)	EUR	400,000	360,293
2.00%, 7/15/2026 (a)	EUR	489,000	535,104
2.10%, 9/20/2117 (a)	EUR	625,000	545,766
2.40%, 5/23/2034 (a)	EUR	929,000	1,003,857
2.90%, 5/23/2029 (a)	EUR	700,000	795,911
2.90%, 2/20/2033 (a)	EUR	1,342,000	1,519,501
3.15%, 6/20/2044 (a)	EUR	1,056,000	1,214,337
3.15%, 10/20/2053 (a)	EUR	303,000	349,830
3.80%, 1/26/2062 (a)	EUR	665,000	878,198
4.15%, 3/15/2037 (a)	EUR	1,843,000	2,331,511
4.85%, 3/15/2026 (a)	EUR	1,396,000	1,618,450
6.25%, 7/15/2027	EUR	1,098,000	1,371,522
			28,072,550
BELGIUM — 4.0%
Kingdom of Belgium Government Bonds:
Series 91, Zero Coupon, 10/22/2027 (a)	EUR	1,184,000	1,202,716
Series 92, Zero Coupon, 10/22/2031 (a)	EUR	1,249,000	1,141,420
Series 89, 0.10%, 6/22/2030 (a)	EUR	1,410,200	1,350,599
Series 94, 0.35%, 6/22/2032 (a)	EUR	1,119,000	1,033,805

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series 93, 0.65%, 6/22/2071 (a)	EUR	551,000	$ 272,909
Series 74, 0.80%, 6/22/2025 (a)	EUR	2,192,000	2,355,876
Series 81, 0.80%, 6/22/2027 (a)	EUR	1,738,000	1,828,384
Series 85, 0.80%, 6/22/2028 (a)	EUR	1,375,000	1,428,161
Series 87, 0.90%, 6/22/2029 (a)	EUR	1,952,000	2,005,200
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,889,000	2,019,526
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,767,000	1,763,147
Series 86, 1.25%, 4/22/2033 (a)	EUR	597,000	590,247
Series 95, 1.40%, 6/22/2053 (a)	EUR	973,000	720,126
Series 84, 1.45%, 6/22/2037 (a)	EUR	925,000	862,819
Series 78, 1.60%, 6/22/2047 (a)	EUR	1,133,000	941,034
Series 88, 1.70%, 6/22/2050 (a)	EUR	1,093,000	899,265
Series 76, 1.90%, 6/22/2038 (a)	EUR	982,000	957,458
Series 80, 2.15%, 6/22/2066 (a)	EUR	1,096,000	956,535
Series 83, 2.25%, 6/22/2057 (a)	EUR	594,000	537,859
Series 96, 2.75%, 4/22/2039 (a)	EUR	578,000	623,256
Series 97, 3.00%, 6/22/2033 (a)	EUR	1,964,000	2,241,396
Series 73, 3.00%, 6/22/2034 (a)	EUR	1,192,000	1,355,079
Series 98, 3.30%, 6/22/2054 (a)	EUR	1,124,000	1,266,956
Series 99, 3.45%, 6/22/2043 (a)	EUR	621,000	723,509
Series 71, 3.75%, 6/22/2045	EUR	1,093,000	1,334,468
Series 66, 4.00%, 3/28/2032	EUR	1,253,000	1,539,877
Series 60, 4.25%, 3/28/2041 (a)	EUR	2,154,000	2,778,540
Series 64, 4.50%, 3/28/2026 (a)	EUR	899,000	1,037,674
Series 44, 5.00%, 3/28/2035 (a)	EUR	2,460,000	3,306,754
Series 31, 5.50%, 3/28/2028	EUR	2,277,000	2,843,523
			41,918,118
CANADA — 4.6%
Canada Government Bonds:
0.25%, 3/1/2026	CAD	2,682,000	1,892,580
Security Description		Principal Amount	Value
0.50%, 9/1/2025	CAD	3,302,000	$ 2,367,656
0.50%, 12/1/2030	CAD	2,419,000	1,540,646
1.00%, 9/1/2026	CAD	1,712,000	1,217,307
1.00%, 6/1/2027	CAD	905,000	636,632
1.25%, 3/1/2025	CAD	1,423,000	1,042,192
1.25%, 3/1/2027	CAD	1,472,000	1,045,294
1.25%, 6/1/2030	CAD	3,691,000	2,500,715
1.50%, 4/1/2025	CAD	885,000	648,543
1.50%, 6/1/2026	CAD	903,000	652,527
1.50%, 6/1/2031	CAD	3,125,000	2,118,080
1.50%, 12/1/2031	CAD	2,656,000	1,787,885
1.75%, 12/1/2053	CAD	2,619,000	1,491,448
2.00%, 6/1/2028	CAD	1,103,000	797,832
2.00%, 6/1/2032	CAD	2,098,000	1,461,394
2.00%, 12/1/2051	CAD	4,155,000	2,536,248
2.25%, 6/1/2025	CAD	910,000	672,905
2.25%, 6/1/2029	CAD	979,000	712,497
2.25%, 12/1/2029	CAD	358,000	259,834
2.50%, 12/1/2032	CAD	1,318,000	952,727
2.75%, 9/1/2027	CAD	1,319,000	980,813
2.75%, 6/1/2033	CAD	1,625,000	1,197,437
2.75%, 12/1/2048	CAD	1,302,000	936,780
2.75%, 12/1/2055	CAD	770,000	550,293
2.75%, 12/1/2064	CAD	671,000	482,417
3.00%, 10/1/2025	CAD	525,000	391,928
3.00%, 4/1/2026	CAD	778,000	581,557
3.25%, 8/24/2027	CAD	1,000,000	756,346
3.25%, 9/1/2028	CAD	1,720,000	1,308,764
3.25%, 12/1/2033	CAD	2,048,000	1,573,003
3.50%, 8/1/2025	CAD	2,090,000	1,571,394
3.50%, 3/1/2028	CAD	1,000,000	766,232
3.50%, 12/1/2045	CAD	1,497,000	1,211,667
3.75%, 2/1/2025	CAD	1,039,000	782,035
3.75%, 5/1/2025	CAD	1,418,000	1,069,016
4.00%, 3/1/2029	CAD	1,000,000	789,281
4.00%, 6/1/2041	CAD	1,560,000	1,324,818
4.50%, 11/1/2025	CAD	1,350,000	1,034,760
4.50%, 2/1/2026	CAD	1,150,000	885,314
5.00%, 6/1/2037	CAD	1,020,000	931,252
Series WL43, 5.75%, 6/1/2029	CAD	1,172,000	1,005,676
5.75%, 6/1/2033	CAD	1,356,000	1,248,304
Series VW17, 8.00%, 6/1/2027	CAD	370,000	322,919
Series A-76, 9.00%, 6/1/2025	CAD	330,000	266,871
			48,303,819
CHILE — 0.4%
Bonos de la Tesoreria de la Republica en pesos:
Zero Coupon, 6/19/2024	CLP	135,000,000	148,827
2.30%, 10/1/2028 (a)	CLP	120,000,000	119,919
2.50%, 3/1/2025	CLP	160,000,000	175,644

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
4.50%, 3/1/2026	CLP	410,000,000	$ 460,725
4.70%, 9/1/2030 (a)	CLP	330,000,000	363,389
5.00%, 10/1/2028 (a)	CLP	150,000,000	169,090
5.00%, 3/1/2035	CLP	540,000,000	605,706
5.10%, 7/15/2050	CLP	240,000,000	266,866
5.30%, 11/1/2037	CLP	140,000,000	162,686
5.80%, 10/1/2034	CLP	95,000,000	114,329
6.00%, 4/1/2033 (a)	CLP	315,000,000	384,065
Series 30YR, 6.00%, 1/1/2043	CLP	330,000,000	409,158
7.00%, 5/1/2034 (a)	CLP	360,000,000	472,599
			3,853,003
CHINA — 4.6%
China Government Bonds:
2.00%, 6/15/2025	CNY	7,750,000	1,089,297
2.18%, 8/25/2025	CNY	15,900,000	2,241,070
2.18%, 8/15/2026	CNY	7,000,000	984,217
2.22%, 9/25/2025	CNY	10,850,000	1,530,293
2.24%, 5/25/2025	CNY	5,550,000	782,484
2.26%, 2/24/2025	CNY	2,700,000	381,034
2.28%, 11/25/2025	CNY	13,500,000	1,905,492
2.30%, 5/15/2026	CNY	9,000,000	1,269,158
2.35%, 3/15/2025	CNY	5,000,000	706,155
2.37%, 1/20/2027	CNY	1,400,000	197,474
2.40%, 7/15/2028	CNY	3,000,000	423,181
2.44%, 10/15/2027	CNY	6,050,000	855,031
2.46%, 2/15/2026	CNY	5,890,000	834,418
2.48%, 4/15/2027	CNY	6,500,000	919,585
2.48%, 9/25/2028	CNY	5,750,000	813,317
Series 2216, 2.50%, 7/25/2027	CNY	7,500,000	1,061,759
2.52%, 8/25/2033	CNY	8,000,000	1,122,709
Series INBK, 2.55%, 10/15/2028	CNY	4,870,000	691,483
2.60%, 9/15/2030	CNY	7,300,000	1,032,051
2.60%, 9/1/2032	CNY	7,500,000	1,057,232
2.62%, 4/15/2028	CNY	4,450,000	633,407
2.62%, 6/25/2030	CNY	7,000,000	991,555
2.64%, 1/15/2028	CNY	5,500,000	782,646
2.67%, 5/25/2033	CNY	5,400,000	765,234
2.69%, 8/15/2032	CNY	8,000,000	1,135,828
2.75%, 6/15/2029	CNY	2,550,000	364,404
2.75%, 2/17/2032	CNY	8,150,000	1,163,365
2.76%, 5/15/2032	CNY	2,650,000	378,199
2.79%, 12/15/2029	CNY	2,000,000	285,966
2.80%, 3/24/2029	CNY	4,000,000	573,129
2.80%, 3/25/2030	CNY	3,600,000	514,942
2.80%, 11/15/2032	CNY	7,750,000	1,110,571
2.85%, 6/4/2027	CNY	9,700,000	1,389,504
2.88%, 2/25/2033	CNY	3,850,000	555,585
2.89%, 11/18/2031	CNY	6,400,000	922,810
3.00%, 10/15/2053	CNY	4,250,000	618,703
3.12%, 10/25/2052	CNY	3,500,000	513,277
3.19%, 4/15/2053	CNY	5,500,000	826,799
Security Description		Principal Amount	Value
Series 1907, 3.25%, 6/6/2026	CNY	14,600,000	$ 2,111,649
Series 1827, 3.25%, 11/22/2028	CNY	20,950,000	3,083,028
3.27%, 11/19/2030	CNY	8,350,000	1,234,856
3.27%, 3/25/2073	CNY	4,500,000	689,644
3.32%, 4/15/2052	CNY	6,000,000	910,255
3.39%, 3/16/2050	CNY	6,050,000	926,915
3.76%, 3/22/2071	CNY	4,000,000	683,622
3.81%, 9/14/2050	CNY	2,500,000	411,096
Series 1824, 4.08%, 10/22/2048	CNY	26,830,000	4,564,854
Series 1417, 4.63%, 8/11/2034	CNY	500,000	83,958
			48,123,241
COLOMBIA — 0.7%
Colombia TES:
Series B, 5.75%, 11/3/2027	COP	1,690,000,000	386,117
Series B, 6.00%, 4/28/2028	COP	2,664,000,000	605,967
Series B, 6.25%, 7/9/2036	COP	500,000,000	94,089
Series B, 7.00%, 3/26/2031	COP	3,262,000,000	726,049
Series B, 7.00%, 6/30/2032	COP	6,590,000,000	1,422,447
Series B, 7.25%, 10/18/2034	COP	2,024,000,000	428,990
Series B, 7.25%, 10/26/2050	COP	2,162,000,000	404,887
Series B, 7.50%, 8/26/2026	COP	4,186,000,000	1,032,777
Series B, 9.25%, 5/28/2042	COP	4,880,000,000	1,143,444
Series B, 13.25%, 2/9/2033	COP	2,982,400,000	914,025
			7,158,792
CROATIA — 0.3%
Croatia Government Bonds 2.13%, 7/15/2026	EUR	150,000	158,636
Croatia Government International Bonds:
1.13%, 6/19/2029	EUR	391,000	391,426
1.50%, 6/17/2031	EUR	400,000	394,912
2.88%, 4/22/2032	EUR	1,050,000	1,132,753
3.00%, 3/20/2027	EUR	900,000	992,950
			3,070,677
CYPRUS — 0.1%
Cyprus Government International Bonds:
Series EMTN, 0.63%, 1/21/2030	EUR	125,000	121,288

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series EMTN, 0.95%, 1/20/2032	EUR	150,000	$ 142,102
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	79,656
Series EMTN, 1.50%, 4/16/2027	EUR	150,000	159,003
Series EMTN, 2.38%, 9/25/2028	EUR	250,000	270,318
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	103,713
Series EMTN, 2.75%, 5/3/2049	EUR	250,000	228,899
Series EMTN, 4.25%, 11/4/2025	EUR	170,000	191,874
			1,296,853
CZECH REPUBLIC — 1.0%
Czech Republic Government Bonds:
Series 130, 0.05%, 11/29/2029	CZK	8,480,000	305,930
Series 100, 0.25%, 2/10/2027	CZK	13,160,000	525,173
Series 94, 0.95%, 5/15/2030	CZK	14,680,000	554,237
Series 95, 1.00%, 6/26/2026	CZK	10,690,000	443,119
Series 121, 1.20%, 3/13/2031	CZK	14,350,000	539,852
Series 120, 1.25%, 2/14/2025	CZK	5,950,000	255,900
Series 125, 1.50%, 4/24/2040	CZK	7,600,000	243,388
Series 138, 1.75%, 6/23/2032	CZK	11,300,000	434,363
Series 142, 1.95%, 7/30/2037	CZK	3,500,000	125,493
Series 103, 2.00%, 10/13/2033	CZK	17,080,000	655,013
Series 89, 2.40%, 9/17/2025	CZK	17,190,000	742,683
Series 78, 2.50%, 8/25/2028	CZK	15,700,000	665,520
Series 105, 2.75%, 7/23/2029	CZK	17,700,000	751,412
Series 145, 3.50%, 5/30/2035	CZK	9,400,000	409,654
Series 49, 4.20%, 12/4/2036	CZK	8,690,000	403,791
Series 154, 4.50%, 11/11/2032	CZK	5,000,000	235,015
Series 53, 4.85%, 11/26/2057	CZK	1,750,000	88,011
Series 11Y, 4.90%, 4/14/2034	CZK	3,850,000	188,714
Series 150, 5.00%, 9/30/2030	CZK	17,600,000	845,603
Security Description		Principal Amount	Value
Series 149, 5.50%, 12/12/2028	CZK	11,400,000	$ 552,413
Series 153, 5.75%, 3/29/2029	CZK	5,950,000	291,196
Series 148, 6.00%, 2/26/2026	CZK	15,050,000	700,864
Series 152, 6.20%, 6/16/2031	CZK	3,700,000	192,006
			10,149,350
DENMARK — 0.7%
Denmark Government Bonds:
Series 10Y, Zero Coupon, 11/15/2031	DKK	8,996,000	1,128,223
Series 30Y, 0.25%, 11/15/2052	DKK	5,917,000	497,911
Series 10Y, 0.50%, 11/15/2027	DKK	6,682,000	932,429
Series 10YR, 0.50%, 11/15/2029	DKK	4,390,000	594,066
1.75%, 11/15/2025	DKK	6,128,000	896,307
2.25%, 11/15/2033	DKK	2,925,000	433,161
4.50%, 11/15/2039	DKK	13,359,000	2,526,338
			7,008,435
ESTONIA — 0.0% (b)
Estonia Government International Bonds:
0.13%, 6/10/2030	EUR	188,000	172,110
4.00%, 10/12/2032	EUR	175,000	206,894
			379,004
FINLAND — 1.2%
Finland Government Bonds:
Zero Coupon, 9/15/2026 (a)	EUR	196,000	202,971
Zero Coupon, 9/15/2030 (a)	EUR	225,000	212,092
0.13%, 9/15/2031 (a)	EUR	646,000	597,305
0.13%, 4/15/2036 (a)	EUR	521,000	420,201
0.13%, 4/15/2052 (a)	EUR	534,000	289,780
0.25%, 9/15/2040 (a)	EUR	365,000	266,953
0.50%, 4/15/2026 (a)	EUR	724,000	765,106
0.50%, 9/15/2027 (a)	EUR	726,000	751,920
0.50%, 9/15/2028 (a)	EUR	619,000	628,611
0.50%, 9/15/2029 (a)	EUR	748,000	746,400
0.50%, 4/15/2043	EUR	442,000	319,236
0.75%, 4/15/2031 (a)	EUR	696,000	684,117
0.88%, 9/15/2025 (a)	EUR	226,000	242,535
1.13%, 4/15/2034 (a)	EUR	716,000	685,819
1.38%, 4/15/2027 (a)	EUR	408,000	436,185
Series 30Y, 1.38%, 4/15/2047 (a)	EUR	665,000	557,019
1.50%, 9/15/2032 (a)	EUR	595,000	605,312

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
2.63%, 7/4/2042 (a)	EUR	735,000	$ 788,665
2.75%, 7/4/2028 (a)	EUR	515,000	579,419
2.75%, 4/15/2038 (a)	EUR	350,000	384,765
2.88%, 4/15/2029 (a)	EUR	500,000	567,125
3.00%, 9/15/2033 (a)	EUR	635,000	726,214
4.00%, 7/4/2025 (a)	EUR	792,000	891,261
			12,349,011
FRANCE — 4.9%
French Republic Government Bonds OAT:
Zero Coupon, 2/25/2025	EUR	152,000	162,450
Zero Coupon, 3/25/2025	EUR	1,082,000	1,154,144
Zero Coupon, 2/25/2026	EUR	1,228,000	1,289,762
Zero Coupon, 2/25/2027	EUR	1,078,000	1,110,121
Zero Coupon, 11/25/2029	EUR	1,502,000	1,455,297
Zero Coupon, 11/25/2030	EUR	1,462,000	1,380,501
Zero Coupon, 11/25/2031	EUR	1,022,000	937,848
Zero Coupon, 5/25/2032	EUR	924,000	835,379
0.25%, 11/25/2026	EUR	1,027,000	1,071,059
0.50%, 5/25/2025	EUR	1,016,000	1,088,608
0.50%, 5/25/2026	EUR	1,253,000	1,325,188
0.50%, 5/25/2029	EUR	1,491,000	1,502,957
0.50%, 5/25/2040 (a)	EUR	666,000	509,478
0.50%, 6/25/2044 (a)	EUR	414,000	286,420
0.50%, 5/25/2072 (a)	EUR	317,000	146,447
0.75%, 2/25/2028	EUR	1,483,000	1,543,538
0.75%, 5/25/2028	EUR	1,786,000	1,852,609
0.75%, 11/25/2028	EUR	1,601,000	1,649,097
0.75%, 5/25/2052	EUR	802,000	507,714
0.75%, 5/25/2053 (a)	EUR	700,000	434,323
1.00%, 11/25/2025	EUR	866,000	930,994
1.00%, 5/25/2027	EUR	1,299,000	1,376,820
1.25%, 5/25/2034	EUR	1,253,000	1,215,954
1.25%, 5/25/2036 (a)	EUR	1,132,000	1,057,970
1.25%, 5/25/2038	EUR	344,000	309,443
1.50%, 5/25/2031	EUR	1,543,000	1,609,055
1.50%, 5/25/2050 (a)	EUR	792,000	635,478
1.75%, 6/25/2039 (a)	EUR	665,000	638,606
1.75%, 5/25/2066 (a)	EUR	350,000	275,731
2.00%, 11/25/2032	EUR	300,000	319,552
2.00%, 5/25/2048 (a)	EUR	576,000	526,136
2.50%, 9/24/2026	EUR	1,460,000	1,619,353
2.50%, 5/25/2030	EUR	1,895,000	2,121,136
2.50%, 5/25/2043 (a)	EUR	186,000	191,132
2.75%, 10/25/2027	EUR	1,343,000	1,510,768
2.75%, 2/25/2029	EUR	1,067,000	1,206,615
Security Description		Principal Amount	Value
3.00%, 5/25/2033	EUR	1,460,000	$ 1,677,649
3.00%, 5/25/2054 (a)	EUR	565,000	612,963
3.25%, 5/25/2045	EUR	1,191,000	1,372,342
3.50%, 4/25/2026	EUR	1,771,000	2,005,112
3.50%, 11/25/2033	EUR	400,000	477,941
4.00%, 10/25/2038	EUR	956,000	1,207,630
4.00%, 4/25/2055 (a)	EUR	906,000	1,180,215
4.00%, 4/25/2060	EUR	699,000	922,687
4.50%, 4/25/2041	EUR	1,330,000	1,790,672
4.75%, 4/25/2035	EUR	966,000	1,283,948
5.50%, 4/25/2029	EUR	707,000	905,090
5.75%, 10/25/2032	EUR	1,104,000	1,532,066
6.00%, 10/25/2025	EUR	1,170,000	1,370,894
			52,126,892
GERMANY — 4.5%
Bundesobligation:
Series 181, Zero Coupon, 4/11/2025	EUR	629,000	670,987
Series 182, Zero Coupon, 10/10/2025	EUR	1,066,000	1,129,364
Series 183, Zero Coupon, 4/10/2026	EUR	744,000	781,912
Series 184, Zero Coupon, 10/9/2026	EUR	501,000	522,106
Series 186, 1.30%, 10/15/2027	EUR	1,157,000	1,247,373
Series 187, 2.20%, 4/13/2028	EUR	950,000	1,059,230
Series 188, 2.40%, 10/19/2028	EUR	925,000	1,042,824
Bundesrepublik Deutschland Bundesanleihe:
Zero Coupon, 8/15/2026	EUR	559,000	584,335
Zero Coupon, 11/15/2027	EUR	819,000	838,846
Zero Coupon, 11/15/2028	EUR	542,000	546,263
Zero Coupon, 8/15/2029	EUR	929,000	924,380
Zero Coupon, 2/15/2030	EUR	484,000	477,082
Zero Coupon, 8/15/2030	EUR	1,142,000	1,114,988
Zero Coupon, 2/15/2031	EUR	845,000	816,402
Zero Coupon, 8/15/2031	EUR	1,159,000	1,108,354
Zero Coupon, 2/15/2032	EUR	760,000	718,127

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Zero Coupon, 5/15/2036	EUR	680,000	$ 575,922
Zero Coupon, 8/15/2050	EUR	1,744,000	1,073,891
Zero Coupon, 8/15/2052	EUR	925,000	544,428
0.25%, 2/15/2027	EUR	1,472,000	1,539,182
0.25%, 8/15/2028	EUR	713,000	730,835
0.25%, 2/15/2029	EUR	120,000	122,131
0.50%, 2/15/2025	EUR	541,000	581,940
0.50%, 2/15/2026	EUR	862,000	917,192
0.50%, 8/15/2027	EUR	763,000	799,910
0.50%, 2/15/2028	EUR	787,000	820,750
1.00%, 8/15/2025	EUR	944,000	1,017,304
1.00%, 5/15/2038	EUR	593,000	556,864
1.25%, 8/15/2048	EUR	686,000	615,521
1.70%, 8/15/2032	EUR	750,000	811,216
1.80%, 8/15/2053	EUR	1,014,000	1,010,742
2.10%, 11/15/2029	EUR	824,000	919,243
2.30%, 2/15/2033	EUR	1,411,000	1,598,455
Series 7Y, 2.40%, 11/15/2030	EUR	332,000	377,570
2.50%, 7/4/2044	EUR	844,000	962,924
2.50%, 8/15/2046	EUR	789,000	904,919
Series 10Y, 2.60%, 8/15/2033	EUR	874,000	1,013,687
3.25%, 7/4/2042	EUR	972,000	1,226,183
Series 05, 4.00%, 1/4/2037	EUR	1,179,000	1,567,045
Series 2007, 4.25%, 7/4/2039	EUR	1,155,000	1,605,548
Series 98, 4.75%, 7/4/2028	EUR	1,082,000	1,337,289
Series 03, 4.75%, 7/4/2034	EUR	932,000	1,287,817
Series 08, 4.75%, 7/4/2040	EUR	946,000	1,397,906
5.50%, 1/4/2031	EUR	1,263,000	1,716,991
Series 98, 5.63%, 1/4/2028	EUR	1,319,000	1,658,789
6.25%, 1/4/2030	EUR	1,059,000	1,452,730
Series 97, 6.50%, 7/4/2027	EUR	1,043,000	1,322,567
Bundesschatzanweisungen:
2.50%, 3/13/2025	EUR	533,000	586,423
2.80%, 6/12/2025	EUR	179,000	198,032
Series 2Y, 3.10%, 9/18/2025	EUR	700,000	780,527
			47,215,046
HONG KONG — 0.1%
Hong Kong Government Bonds Programme:
1.25%, 6/29/2027	HKD	1,800,000	216,971
1.59%, 3/4/2036	HKD	200,000	21,082
1.68%, 1/21/2026	HKD	1,950,000	241,641
1.79%, 4/14/2025	HKD	800,000	100,038
Security Description		Principal Amount	Value
1.89%, 3/2/2032	HKD	800,000	$ 94,068
1.97%, 1/17/2029	HKD	600,000	73,290
2.02%, 3/7/2034	HKD	300,000	34,332
2.13%, 7/16/2030	HKD	500,000	60,847
			842,269
HUNGARY — 0.5%
Hungary Government Bonds:
Series 25/C, 1.00%, 11/26/2025	HUF	91,180,000	239,568
Series 26/E, 1.50%, 4/22/2026	HUF	57,700,000	150,284
Series 26/F, 1.50%, 8/26/2026	HUF	65,000,000	167,070
Series 29/A, 2.00%, 5/23/2029	HUF	100,000,000	241,152
Series 33/A, 2.25%, 4/20/2033	HUF	101,720,000	222,075
Series 34/A, 2.25%, 6/22/2034	HUF	40,000,000	83,698
Series 26/D, 2.75%, 12/22/2026	HUF	92,780,000	243,638
Series 27/A, 3.00%, 10/27/2027	HUF	156,260,000	411,156
Series 30/A, 3.00%, 8/21/2030	HUF	129,210,000	319,947
Series 38/A, 3.00%, 10/27/2038	HUF	103,500,000	208,704
Series 41/A, 3.00%, 4/25/2041	HUF	45,000,000	86,331
Series 31/A, 3.25%, 10/22/2031	HUF	135,000,000	331,727
Series 28/B, 4.50%, 3/23/2028	HUF	151,000,000	415,056
4.50%, 5/27/2032	HUF	71,000,000	185,766
Series 32/A, 4.75%, 11/24/2032	HUF	196,000,000	521,631
Series 25/B, 5.50%, 6/24/2025	HUF	122,940,000	351,188
Series 28/A, 6.75%, 10/22/2028	HUF	228,870,000	686,042
			4,865,033
INDONESIA — 2.7%
Indonesia Treasury Bonds:
Series FR90, 5.13%, 4/15/2027	IDR	15,506,000,000	968,156
Series FR86, 5.50%, 4/15/2026	IDR	13,255,000,000	843,466
Series FR64, 6.13%, 5/15/2028	IDR	39,671,000,000	2,541,345
Series FR88, 6.25%, 6/15/2036	IDR	13,438,000,000	846,663
Series FR95, 6.38%, 8/15/2028	IDR	19,328,000,000	1,251,016

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series FR91, 6.38%, 4/15/2032	IDR	18,992,000,000	$ 1,218,759
Series FR93, 6.38%, 7/15/2037	IDR	5,605,000,000	358,571
Series FR81, 6.50%, 6/15/2025	IDR	15,990,000,000	1,038,639
Series FR87, 6.50%, 2/15/2031	IDR	24,990,000,000	1,614,117
Series FR65, 6.63%, 5/15/2033	IDR	40,445,000,000	2,632,379
Series 100, 6.63%, 2/15/2034	IDR	11,950,000,000	776,051
Series FR89, 6.88%, 8/15/2051	IDR	8,315,000,000	537,610
Series FR59, 7.00%, 5/15/2027	IDR	44,850,000,000	2,956,948
Series FR82, 7.00%, 9/15/2030	IDR	11,000,000,000	729,213
Series FR96, 7.00%, 2/15/2033	IDR	16,205,000,000	1,088,946
Series FR98, 7.13%, 6/15/2038	IDR	5,250,000,000	356,132
Series FR92, 7.13%, 6/15/2042	IDR	21,230,000,000	1,427,155
Series FR97, 7.13%, 6/15/2043	IDR	8,000,000,000	538,209
Series FR76, 7.38%, 5/15/2048	IDR	10,875,000,000	741,509
Series FR75, 7.50%, 5/15/2038	IDR	44,206,000,000	3,070,504
Series FR83, 7.50%, 4/15/2040	IDR	5,000,000,000	346,373
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 5.38%, 8/15/2025	IDR	17,053,000,000	1,086,357
Series PBS, 6.50%, 6/15/2039	IDR	2,814,000,000	177,539
Series PBS, 6.75%, 6/15/2047	IDR	7,500,000,000	484,060
Series PBS, 6.88%, 3/15/2036	IDR	10,000,000,000	655,865
			28,285,582
IRELAND — 1.3%
Ireland Government Bonds:
Zero Coupon, 10/18/2031	EUR	763,000	705,144
0.20%, 5/15/2027	EUR	371,000	383,128
0.20%, 10/18/2030	EUR	1,003,000	962,918
0.35%, 10/18/2032	EUR	692,000	643,202
0.40%, 5/15/2035	EUR	519,900	454,539
0.55%, 4/22/2041	EUR	319,000	246,467
0.90%, 5/15/2028	EUR	1,105,000	1,156,700
1.00%, 5/15/2026	EUR	985,000	1,055,181
1.10%, 5/15/2029	EUR	1,105,000	1,151,739
Security Description		Principal Amount	Value
1.30%, 5/15/2033	EUR	531,000	$ 532,018
1.35%, 3/18/2031	EUR	687,000	713,970
1.50%, 5/15/2050	EUR	952,000	788,926
1.70%, 5/15/2037	EUR	813,000	800,208
2.00%, 2/18/2045	EUR	1,160,000	1,104,810
2.40%, 5/15/2030	EUR	939,000	1,045,925
3.00%, 10/18/2043	EUR	400,000	458,315
5.40%, 3/13/2025	EUR	1,309,000	1,484,355
			13,687,545
ISRAEL — 0.7%
Israel Government Bonds - Fixed:
Series 0425, 0.50%, 4/30/2025	ILS	2,260,000	600,364
Series 0226, 0.50%, 2/27/2026	ILS	2,250,000	583,220
Series 0330, 1.00%, 3/31/2030	ILS	3,380,000	792,572
Series 0432, 1.30%, 4/30/2032	ILS	1,400,000	320,053
Series 0537, 1.50%, 5/31/2037	ILS	3,255,000	646,126
Series 0825, 1.75%, 8/31/2025	ILS	2,404,000	645,144
Series 0327, 2.00%, 3/31/2027	ILS	2,940,000	775,306
Series 0928, 2.25%, 9/28/2028	ILS	2,585,000	672,966
Series 1152, 2.80%, 11/29/2052	ILS	1,937,000	382,072
Series 0229, 3.75%, 2/28/2029	ILS	1,025,000	292,593
Series 0347, 3.75%, 3/31/2047	ILS	2,045,000	504,166
Series 0142, 5.50%, 1/31/2042	ILS	2,948,000	929,798
Series 1026, 6.25%, 10/30/2026	ILS	1,490,000	442,033
			7,586,413
ITALY — 4.5%
Italy Buoni Poliennali Del Tesoro:
Series 5Y, Zero Coupon, 4/1/2026	EUR	567,000	588,067
Series 5Y, Zero Coupon, 8/1/2026	EUR	500,000	514,475
Series 6Y, 0.35%, 2/1/2025	EUR	71,000	76,046
Series 5Y, 0.50%, 2/1/2026	EUR	500,000	526,266
Series 10Y, 0.60%, 8/1/2031 (a)	EUR	272,000	245,498
Series 8Y, 0.85%, 1/15/2027	EUR	698,000	728,145
Series 11Y, 0.90%, 4/1/2031	EUR	365,000	340,962

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series 7Y, 0.95%, 9/15/2027	EUR	460,000	$ 474,966
Series 10Y, 0.95%, 8/1/2030	EUR	735,000	702,111
Series 10Y, 0.95%, 12/1/2031 (a)	EUR	265,000	243,458
Series 10Y, 0.95%, 6/1/2032	EUR	414,000	374,504
Series 16Y, 0.95%, 3/1/2037 (a)	EUR	186,000	143,931
Series 3Y, 1.20%, 8/15/2025	EUR	464,000	498,257
Series 10Y, 1.25%, 12/1/2026	EUR	738,000	780,808
Series 11Y, 1.35%, 4/1/2030	EUR	1,118,000	1,107,033
Series 7Y, 1.45%, 5/15/2025	EUR	400,000	432,493
Series 16Y, 1.45%, 3/1/2036 (a)	EUR	518,000	440,351
Series 10Y, 1.50%, 6/1/2025	EUR	405,000	437,881
Series 34Y, 1.50%, 4/30/2045 (a)	EUR	150,000	104,936
Series 10Y, 1.60%, 6/1/2026	EUR	598,000	642,329
Series 10Y, 1.65%, 12/1/2030 (a)	EUR	669,000	664,303
Series 17Y, 1.65%, 3/1/2032 (a)	EUR	627,000	605,649
Series 31Y, 1.70%, 9/1/2051 (a)	EUR	450,000	305,453
Series 5Y, 1.85%, 7/1/2025 (a)	EUR	253,000	274,676
Series 10Y, 2.00%, 12/1/2025	EUR	508,000	552,110
Series 10Y, 2.00%, 2/1/2028	EUR	576,000	615,090
Series 10Y, 2.05%, 8/1/2027	EUR	503,000	541,192
Series 7Y, 2.10%, 7/15/2026	EUR	477,000	518,224
Series 30Y, 2.15%, 9/1/2052 (a)	EUR	159,000	116,724
Series 50Y, 2.15%, 3/1/2072 (a)	EUR	190,000	127,895
Series 10Y, 2.20%, 6/1/2027	EUR	750,000	812,357
Series 20Y, 2.25%, 9/1/2036 (a)	EUR	645,000	597,503
Series 15Y, 2.45%, 9/1/2033 (a)	EUR	975,000	977,925
2.45%, 9/1/2050 (a)	EUR	200,000	161,371
Series 7Y, 2.50%, 11/15/2025	EUR	843,000	925,195
Series 5Y, 2.65%, 12/1/2027	EUR	435,000	476,775
Security Description		Principal Amount	Value
Series 31Y, 2.70%, 3/1/2047 (a)	EUR	537,000	$ 467,653
Series 10Y, 2.80%, 12/1/2028	EUR	1,302,000	1,427,367
Series 7Y, 2.80%, 6/15/2029	EUR	633,000	689,130
Series 50Y, 2.80%, 3/1/2067 (a)	EUR	245,000	198,603
Series 20Y, 2.95%, 9/1/2038 (a)	EUR	658,000	644,028
Series 10Y, 3.00%, 8/1/2029	EUR	972,000	1,069,661
Series 21Y, 3.10%, 3/1/2040 (a)	EUR	205,000	200,539
Series 16Y, 3.25%, 3/1/2038 (a)	EUR	287,000	291,112
Series 31Y, 3.25%, 9/1/2046 (a)	EUR	706,000	677,071
Series 26Y, 3.35%, 3/1/2035 (a)	EUR	794,000	843,693
3.40%, 3/28/2025	EUR	421,000	466,242
Series 5Y, 3.40%, 4/1/2028	EUR	569,000	640,237
Series 31Y, 3.45%, 3/1/2048 (a)	EUR	741,000	732,026
Series 16Y, 3.50%, 3/1/2030 (a)	EUR	886,000	997,077
Series 2Y, 3.60%, 9/29/2025	EUR	300,000	334,813
3.70%, 6/15/2030	EUR	604,000	684,347
3.80%, 4/15/2026	EUR	600,000	677,173
Series 5Y, 3.80%, 8/1/2028	EUR	816,000	932,518
Series 3Y, 3.85%, 9/15/2026	EUR	300,000	340,214
Series 30Y, 3.85%, 9/1/2049 (a)	EUR	394,000	411,604
Series 7Y, 4.00%, 11/15/2030	EUR	317,000	365,092
Series 8Y, 4.00%, 10/30/2031 (a)	EUR	250,000	287,734
Series 13Y, 4.00%, 4/30/2035 (a)	EUR	571,000	644,033
Series 31Y, 4.00%, 2/1/2037 (a)	EUR	1,219,000	1,362,744
4.10%, 2/1/2029	EUR	200,000	231,658
Series 10Y, 4.20%, 3/1/2034	EUR	500,000	577,168
4.35%, 11/1/2033	EUR	175,000	204,702
4.45%, 9/1/2043 (a)	EUR	250,000	284,707
Series 16Y, 4.50%, 3/1/2026 (a)	EUR	1,157,000	1,321,805
Series 30Y, 4.50%, 10/1/2053 (a)	EUR	300,000	341,883
Series 15Y, 4.75%, 9/1/2028 (a)	EUR	1,041,000	1,238,141

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series 31Y, 4.75%, 9/1/2044 (a)	EUR	781,000	$ 928,432
Series 16Y, 5.00%, 3/1/2025 (a)	EUR	550,000	619,801
Series 31Y, 5.00%, 8/1/2034 (a)	EUR	906,000	1,114,219
Series 32Y, 5.00%, 8/1/2039 (a)	EUR	753,000	918,802
Series 31Y, 5.00%, 9/1/2040 (a)	EUR	808,000	985,990
Series 31Y, 5.25%, 11/1/2029	EUR	731,000	899,410
Series 31Y, 5.75%, 2/1/2033	EUR	617,000	795,671
Series 31Y, 6.00%, 5/1/2031	EUR	1,112,000	1,444,820
Series 30Y, 6.50%, 11/1/2027	EUR	1,116,000	1,394,428
Series 30Y, 7.25%, 11/1/2026	EUR	755,000	934,421
			47,295,728
JAPAN — 23.2%
Japan Government Five Year Bonds:
Series 147, 0.01%, 3/20/2026	JPY	309,350,000	2,192,988
Series 148, 0.01%, 6/20/2026	JPY	343,000,000	2,431,071
Series 149, 0.01%, 9/20/2026	JPY	313,900,000	2,223,863
Series 150, 0.01%, 12/20/2026	JPY	296,350,000	2,098,540
Series 151, 0.01%, 3/20/2027	JPY	269,000,000	1,904,008
Series 153, 0.01%, 6/20/2027	JPY	340,000,000	2,404,310
Series 143, 0.10%, 3/20/2025	JPY	242,500,000	1,722,527
0.10%, 6/20/2025	JPY	392,850,000	2,790,578
Series 145, 0.10%, 9/20/2025	JPY	300,000,000	2,131,132
Series 146, 0.10%, 12/20/2025	JPY	267,700,000	1,901,737
Series 152, 0.10%, 3/20/2027	JPY	119,950,000	851,604
Series 154, 0.10%, 9/20/2027	JPY	300,000,000	2,126,727
Series 158, 0.10%, 3/20/2028	JPY	208,200,000	1,472,877
Series 159, 0.10%, 6/20/2028	JPY	112,000,000	791,571
Series 156, 0.20%, 12/20/2027	JPY	238,000,000	1,692,268
Series 157, 0.20%, 3/20/2028	JPY	135,000,000	959,038
Series 160, 0.20%, 6/20/2028	JPY	150,000,000	1,064,747
Security Description		Principal Amount	Value
Series 155, 0.30%, 12/20/2027	JPY	148,000,000	$ 1,056,597
Series 161, 0.30%, 6/20/2028	JPY	120,500,000	859,056
Series 162, 0.30%, 9/20/2028	JPY	100,000,000	711,945
Series 163, 0.40%, 9/20/2028	JPY	225,500,000	1,613,066
Japan Government Forty Year Bonds:
Series 9, 0.40%, 3/20/2056	JPY	128,450,000	622,388
Series 12, 0.50%, 3/20/2059	JPY	92,000,000	445,467
Series 13, 0.50%, 3/20/2060	JPY	125,600,000	602,182
Series 14, 0.70%, 3/20/2061	JPY	123,250,000	629,914
Series 11, 0.80%, 3/20/2058	JPY	81,350,000	443,507
Series 10, 0.90%, 3/20/2057	JPY	112,750,000	640,055
Series 15, 1.00%, 3/20/2062	JPY	180,050,000	1,012,829
Series 16, 1.30%, 3/20/2063	JPY	109,000,000	670,894
Series 8, 1.40%, 3/20/2055	JPY	75,750,000	501,482
Series 7, 1.70%, 3/20/2054	JPY	103,900,000	743,374
Series 6, 1.90%, 3/20/2053	JPY	61,350,000	459,877
Series 5, 2.00%, 3/20/2052	JPY	60,700,000	465,123
Series 2, 2.20%, 3/20/2049	JPY	76,750,000	613,222
Series 3, 2.20%, 3/20/2050	JPY	31,250,000	249,495
Series 4, 2.20%, 3/20/2051	JPY	62,500,000	498,763
Series 1, 2.40%, 3/20/2048	JPY	43,950,000	365,080
Japan Government Ten Year Bonds:
Series 342, 0.10%, 3/20/2026	JPY	273,450,000	1,942,566
Series 343, 0.10%, 6/20/2026	JPY	297,600,000	2,114,231
Series 344, 0.10%, 9/20/2026	JPY	314,550,000	2,234,202
Series 345, 0.10%, 12/20/2026	JPY	311,250,000	2,210,453
Series 346, 0.10%, 3/20/2027	JPY	311,050,000	2,208,481
Series 347, 0.10%, 6/20/2027	JPY	366,750,000	2,602,083

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series 348, 0.10%, 9/20/2027	JPY	314,000,000	$ 2,226,130
Series 349, 0.10%, 12/20/2027	JPY	278,550,000	1,973,105
Series 350, 0.10%, 3/20/2028	JPY	406,750,000	2,877,486
Series 351, 0.10%, 6/20/2028	JPY	279,250,000	1,973,449
Series 352, 0.10%, 9/20/2028	JPY	343,000,000	2,419,831
Series 353, 0.10%, 12/20/2028	JPY	279,300,000	1,968,908
Series 354, 0.10%, 3/20/2029	JPY	259,050,000	1,824,485
Series 355, 0.10%, 6/20/2029	JPY	314,600,000	2,214,362
Series 356, 0.10%, 9/20/2029	JPY	255,950,000	1,800,092
Series 357, 0.10%, 12/20/2029	JPY	316,000,000	2,219,890
Series 358, 0.10%, 3/20/2030	JPY	351,500,000	2,465,137
Series 359, 0.10%, 6/20/2030	JPY	304,450,000	2,131,344
Series 360, 0.10%, 9/20/2030	JPY	302,650,000	2,113,505
Series 361, 0.10%, 12/20/2030	JPY	488,200,000	3,401,090
Series 362, 0.10%, 3/20/2031	JPY	439,350,000	3,051,765
Series 363, 0.10%, 6/20/2031	JPY	345,650,000	2,393,831
Series 364, 0.10%, 9/20/2031	JPY	337,500,000	2,330,493
Series 365, 0.10%, 12/20/2031	JPY	455,000,000	3,132,910
Series 366, 0.20%, 3/20/2032	JPY	303,000,000	2,098,433
Series 367, 0.20%, 6/20/2032	JPY	399,150,000	2,757,414
Series 368, 0.20%, 9/20/2032	JPY	476,150,000	3,280,835
Series 341, 0.30%, 12/20/2025	JPY	284,500,000	2,028,995
Series 338, 0.40%, 3/20/2025	JPY	338,650,000	2,414,292
Series 339, 0.40%, 6/20/2025	JPY	346,700,000	2,473,527
Series 340, 0.40%, 9/20/2025	JPY	297,150,000	2,121,720
Series 371, 0.40%, 6/20/2033	JPY	497,550,000	3,463,298
Series 369, 0.50%, 12/20/2032	JPY	423,000,000	2,985,603
Series 370, 0.50%, 3/20/2033	JPY	320,000,000	2,252,983
Security Description		Principal Amount	Value
Series 372, 0.80%, 9/20/2033	JPY	375,000,000	$ 2,704,293
Japan Government Thirty Year Bonds:
Series 51, 0.30%, 6/20/2046	JPY	93,000,000	509,890
Series 64, 0.40%, 9/20/2049	JPY	80,250,000	426,387
Series 65, 0.40%, 12/20/2049	JPY	72,850,000	385,876
Series 66, 0.40%, 3/20/2050	JPY	80,350,000	423,556
Series 52, 0.50%, 9/20/2046	JPY	85,500,000	489,954
Series 62, 0.50%, 3/20/2049	JPY	67,050,000	368,970
Series 53, 0.60%, 12/20/2046	JPY	87,650,000	512,421
Series 67, 0.60%, 6/20/2050	JPY	98,000,000	544,457
Series 68, 0.60%, 9/20/2050	JPY	90,000,000	498,134
Series 59, 0.70%, 6/20/2048	JPY	57,000,000	334,407
Series 61, 0.70%, 12/20/2048	JPY	70,000,000	407,299
Series 69, 0.70%, 12/20/2050	JPY	99,900,000	567,123
Series 70, 0.70%, 3/20/2051	JPY	65,000,000	367,763
Series 71, 0.70%, 6/20/2051	JPY	90,500,000	510,210
Series 72, 0.70%, 9/20/2051	JPY	85,450,000	480,534
Series 73, 0.70%, 12/20/2051	JPY	147,000,000	824,923
Series 50, 0.80%, 3/20/2046	JPY	108,650,000	671,306
Series 54, 0.80%, 3/20/2047	JPY	85,750,000	523,240
Series 55, 0.80%, 6/20/2047	JPY	96,500,000	586,988
Series 56, 0.80%, 9/20/2047	JPY	89,650,000	543,693
Series 57, 0.80%, 12/20/2047	JPY	89,250,000	539,558
Series 58, 0.80%, 3/20/2048	JPY	102,400,000	617,305
Series 60, 0.90%, 9/20/2048	JPY	71,650,000	439,317
Series 74, 1.00%, 3/20/2052	JPY	123,350,000	748,902
Series 79, 1.20%, 6/20/2053	JPY	190,000,000	1,205,512
Series 75, 1.30%, 6/20/2052	JPY	150,000,000	980,756

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series 48, 1.40%, 9/20/2045	JPY	84,350,000	$ 590,450
Series 49, 1.40%, 12/20/2045	JPY	91,550,000	639,824
Series 76, 1.40%, 9/20/2052	JPY	145,600,000	974,130
Series 78, 1.40%, 3/20/2053	JPY	175,000,000	1,168,185
Series 45, 1.50%, 12/20/2044	JPY	90,050,000	645,335
Series 46, 1.50%, 3/20/2045	JPY	69,650,000	498,295
Series 47, 1.60%, 6/20/2045	JPY	102,850,000	747,702
Series 77, 1.60%, 12/20/2052	JPY	100,000,000	700,596
Series 11, 1.70%, 6/20/2033	JPY	73,200,000	571,737
Series 41, 1.70%, 12/20/2043	JPY	143,000,000	1,066,384
Series 42, 1.70%, 3/20/2044	JPY	56,750,000	422,831
Series 43, 1.70%, 6/20/2044	JPY	100,550,000	747,856
Series 44, 1.70%, 9/20/2044	JPY	71,000,000	527,882
Series 38, 1.80%, 3/20/2043	JPY	64,000,000	487,059
Series 40, 1.80%, 9/20/2043	JPY	70,000,000	531,152
Series 80, 1.80%, 9/20/2053	JPY	170,000,000	1,245,397
Series 37, 1.90%, 9/20/2042	JPY	97,300,000	753,692
Series 39, 1.90%, 6/20/2043	JPY	79,500,000	613,607
Series 13, 2.00%, 12/20/2033	JPY	87,900,000	704,883
Series 33, 2.00%, 9/20/2040	JPY	110,200,000	872,556
Series 35, 2.00%, 9/20/2041	JPY	132,450,000	1,044,333
Series 36, 2.00%, 3/20/2042	JPY	131,750,000	1,037,954
Series 34, 2.20%, 3/20/2041	JPY	101,400,000	823,190
Series 21, 2.30%, 12/20/2035	JPY	42,000,000	347,651
Series 25, 2.30%, 12/20/2036	JPY	46,400,000	384,757
Series 30, 2.30%, 3/20/2039	JPY	99,350,000	822,072
Series 32, 2.30%, 3/20/2040	JPY	104,650,000	864,012
2.40%, 3/20/2034	JPY	50,000,000	415,112
2.40%, 12/20/2034	JPY	50,000,000	416,552
Security Description		Principal Amount	Value
Series 26, 2.40%, 3/20/2037	JPY	69,300,000	$ 580,733
Series 29, 2.40%, 9/20/2038	JPY	54,000,000	452,278
2.50%, 6/20/2034	JPY	60,000,000	502,910
Series 16, 2.50%, 9/20/2034	JPY	20,000,000	167,898
Series 20, 2.50%, 9/20/2035	JPY	33,000,000	278,272
Series 22, 2.50%, 3/20/2036	JPY	43,750,000	369,582
Series 24, 2.50%, 9/20/2036	JPY	32,000,000	270,636
Series 27, 2.50%, 9/20/2037	JPY	71,550,000	606,196
Japan Government Twenty Year Bonds:
Series 157, 0.20%, 6/20/2036	JPY	124,650,000	813,921
Series 169, 0.30%, 6/20/2039	JPY	122,450,000	767,627
Series 170, 0.30%, 9/20/2039	JPY	47,750,000	297,657
Series 171, 0.30%, 12/20/2039	JPY	70,400,000	436,966
Series 156, 0.40%, 3/20/2036	JPY	113,900,000	765,759
Series 168, 0.40%, 3/20/2039	JPY	114,000,000	729,089
Series 172, 0.40%, 3/20/2040	JPY	95,150,000	597,283
Series 173, 0.40%, 6/20/2040	JPY	123,850,000	773,496
Series 174, 0.40%, 9/20/2040	JPY	146,200,000	908,892
Series 177, 0.40%, 6/20/2041	JPY	176,400,000	1,080,547
Series 158, 0.50%, 9/20/2036	JPY	134,050,000	906,021
Series 164, 0.50%, 3/20/2038	JPY	171,550,000	1,133,267
Series 165, 0.50%, 6/20/2038	JPY	149,000,000	980,231
Series 167, 0.50%, 12/20/2038	JPY	134,800,000	879,527
Series 175, 0.50%, 12/20/2040	JPY	259,600,000	1,633,060
Series 176, 0.50%, 3/20/2041	JPY	168,600,000	1,055,598
Series 178, 0.50%, 9/20/2041	JPY	139,000,000	863,086
Series 179, 0.50%, 12/20/2041	JPY	139,050,000	859,283
Series 159, 0.60%, 12/20/2036	JPY	90,050,000	614,362
Series 161, 0.60%, 6/20/2037	JPY	216,000,000	1,462,910

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series 162, 0.60%, 9/20/2037	JPY	107,850,000	$ 727,846
Series 163, 0.60%, 12/20/2037	JPY	96,000,000	645,450
Series 160, 0.70%, 3/20/2037	JPY	119,650,000	824,098
Series 166, 0.70%, 9/20/2038	JPY	104,800,000	707,151
Series 180, 0.80%, 3/20/2042	JPY	205,000,000	1,333,431
Series 181, 0.90%, 6/20/2042	JPY	160,250,000	1,057,277
Series 155, 1.00%, 12/20/2035	JPY	159,900,000	1,156,320
Series 182, 1.10%, 9/20/2042	JPY	210,900,000	1,436,777
Series 184, 1.10%, 3/20/2043	JPY	160,350,000	1,086,486
Series 185, 1.10%, 6/20/2043	JPY	240,000,000	1,621,796
Series 151, 1.20%, 12/20/2034	JPY	177,000,000	1,316,464
Series 152, 1.20%, 3/20/2035	JPY	173,100,000	1,286,230
Series 154, 1.20%, 9/20/2035	JPY	104,950,000	777,075
Series 153, 1.30%, 6/20/2035	JPY	210,000,000	1,574,047
Series 150, 1.40%, 9/20/2034	JPY	172,500,000	1,309,595
Series 183, 1.40%, 12/20/2042	JPY	245,900,000	1,757,789
1.50%, 3/20/2033	JPY	86,200,000	661,884
Series 148, 1.50%, 3/20/2034	JPY	157,950,000	1,212,242
Series 149, 1.50%, 6/20/2034	JPY	180,000,000	1,380,234
Series 186, 1.50%, 9/20/2043	JPY	185,000,000	1,335,207
Series 136, 1.60%, 3/20/2032	JPY	112,600,000	870,026
Series 139, 1.60%, 6/20/2032	JPY	75,000,000	579,822
Series 143, 1.60%, 3/20/2033	JPY	29,850,000	231,097
Series 147, 1.60%, 12/20/2033	JPY	176,000,000	1,363,320
Series 135, 1.70%, 3/20/2032	JPY	50,000,000	389,169
Series 137, 1.70%, 6/20/2032	JPY	50,000,000	389,428
Series 140, 1.70%, 9/20/2032	JPY	84,000,000	654,757
Series 141, 1.70%, 12/20/2032	JPY	100,000,000	780,189
Series 145, 1.70%, 6/20/2033	JPY	193,050,000	1,508,523
Security Description		Principal Amount	Value
Series 146, 1.70%, 9/20/2033	JPY	177,650,000	$ 1,387,958
Series 122, 1.80%, 9/20/2030	JPY	95,050,000	739,877
Series 130, 1.80%, 9/20/2031	JPY	152,100,000	1,189,213
Series 133, 1.80%, 12/20/2031	JPY	86,550,000	677,470
Series 134, 1.80%, 3/20/2032	JPY	75,000,000	588,052
Series 142, 1.80%, 12/20/2032	JPY	33,450,000	263,071
1.90%, 3/20/2025	JPY	50,000,000	362,888
Series 108, 1.90%, 12/20/2028	JPY	52,350,000	402,012
Series 109, 1.90%, 3/20/2029	JPY	54,300,000	418,316
Series 121, 1.90%, 9/20/2030	JPY	88,200,000	690,666
Series 77, 2.00%, 3/20/2025	JPY	34,000,000	247,053
2.00%, 6/20/2025	JPY	40,000,000	292,007
Series 93, 2.00%, 3/20/2027	JPY	30,000,000	225,936
2.10%, 3/20/2025	JPY	50,000,000	363,743
2.10%, 6/20/2025	JPY	30,000,000	219,316
Series 82, 2.10%, 9/20/2025	JPY	45,000,000	330,599
Series 92, 2.10%, 12/20/2026	JPY	83,800,000	630,230
Series 94, 2.10%, 3/20/2027	JPY	179,250,000	1,354,051
Series 96, 2.10%, 6/20/2027	JPY	47,800,000	362,555
Series 99, 2.10%, 12/20/2027	JPY	92,250,000	705,054
Series 105, 2.10%, 9/20/2028	JPY	82,550,000	637,253
Series 107, 2.10%, 12/20/2028	JPY	50,000,000	387,449
Series 113, 2.10%, 9/20/2029	JPY	125,250,000	981,504
Series 117, 2.10%, 3/20/2030	JPY	161,450,000	1,273,781
Series 90, 2.20%, 9/20/2026	JPY	82,550,000	619,652
Series 97, 2.20%, 9/20/2027	JPY	136,800,000	1,045,271
Series 100, 2.20%, 3/20/2028	JPY	83,000,000	638,920
Series 106, 2.20%, 9/20/2028	JPY	58,000,000	449,654
Series 115, 2.20%, 12/20/2029	JPY	75,000,000	592,861
Series 125, 2.20%, 3/20/2031	JPY	56,650,000	453,300

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series 95, 2.30%, 6/20/2027	JPY	70,000,000	$ 534,364
Series 102, 2.40%, 6/20/2028	JPY	105,800,000	824,336
Japan Government Two Year Bonds:
Series 444, 0.01%, 1/1/2025	JPY	69,000,000	489,588
Series 445, 0.01%, 2/1/2025	JPY	113,000,000	801,829
Series 446, 0.01%, 3/1/2025	JPY	118,750,000	842,621
Series 447, 0.01%, 4/1/2025	JPY	87,000,000	617,269
Series 448, 0.01%, 5/1/2025	JPY	110,500,000	783,917
Series 449, 0.01%, 6/1/2025	JPY	147,500,000	1,046,415
Series 450, 0.01%, 7/1/2025	JPY	128,950,000	914,751
Series 451, 0.01%, 8/1/2025	JPY	125,000,000	886,784
Series 452, 0.01%, 9/1/2025	JPY	103,500,000	734,081
Series 453, 0.01%, 10/1/2025	JPY	115,000,000	815,449
0.01%, 12/1/2025	JPY	50,000,000	354,515
Series 454, 0.10%, 11/1/2025	JPY	196,000,000	1,392,687
			243,877,926
LATVIA — 0.1%
Latvia Government International Bonds:
0.38%, 10/7/2026	EUR	200,000	204,979
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	107,180
1.38%, 5/16/2036	EUR	350,000	303,122
Series 7, 2.25%, 2/15/2047	EUR	100,000	85,915
Series GMTN, 3.50%, 1/17/2028	EUR	380,000	427,701
Series GMTN, 3.88%, 3/25/2027	EUR	200,000	226,732
			1,355,629
LITHUANIA — 0.1%
Lithuania Government International Bonds:
Series EMTN, 0.50%, 7/28/2050	EUR	150,000	82,077
Series EMTN, 0.75%, 5/6/2030	EUR	150,000	141,779
Series EMTN, 0.95%, 5/26/2027	EUR	70,000	71,664
Series EMTN, 1.25%, 10/22/2025	EUR	150,000	159,570
Security Description		Principal Amount	Value
Series EMTN, 2.10%, 5/26/2047	EUR	255,000	$ 222,729
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	107,451
Series EMTN, 2.13%, 10/22/2035	EUR	272,000	263,313
Series EMTN, 3.88%, 6/14/2033	EUR	250,000	288,477
Series EMTN, 4.13%, 4/25/2028	EUR	150,000	170,891
			1,507,951
LUXEMBOURG — 0.2%
Luxembourg Government Bonds:
Zero Coupon, 11/13/2026	EUR	154,000	159,038
0.63%, 2/1/2027	EUR	488,000	510,128
2.25%, 3/19/2028	EUR	80,000	88,057
State of the Grand-Duchy of Luxembourg:
1.38%, 5/25/2029	EUR	100,000	105,204
3.00%, 3/2/2033	EUR	600,000	693,589
3.25%, 3/2/2043	EUR	250,000	292,662
			1,848,678
MALAYSIA — 2.2%
Malaysia Government Bonds:
Series 0220, 2.63%, 4/15/2031	MYR	1,250,000	251,271
Series 0223, 3.52%, 4/20/2028	MYR	2,560,000	555,434
Series 0122, 3.58%, 7/15/2032	MYR	1,700,000	362,982
Series 0513, 3.73%, 6/15/2028	MYR	5,050,000	1,102,264
Series 0519, 3.76%, 5/22/2040	MYR	1,650,000	343,466
Series 0419, 3.83%, 7/5/2034	MYR	2,000,000	432,233
Series 0413, 3.84%, 4/15/2033	MYR	3,875,000	843,128
Series 0219, 3.89%, 8/15/2029	MYR	2,260,000	495,645
Series 0316, 3.90%, 11/30/2026	MYR	2,000,000	439,927
Series 0417, 3.90%, 11/16/2027	MYR	2,820,000	619,734
Series 0119, 3.91%, 7/15/2026	MYR	2,600,000	571,627
Series 0115, 3.96%, 9/15/2025	MYR	2,550,000	559,386
Series 0120, 4.07%, 6/15/2050	MYR	3,175,000	677,867
Series 0411, 4.23%, 6/30/2031	MYR	1,720,000	384,094

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series 0415, 4.25%, 5/31/2035	MYR	1,350,000	$ 301,101
Series 0311, 4.39%, 4/15/2026	MYR	300,000	66,535
Series 0123, 4.46%, 3/31/2053	MYR	2,500,000	561,861
Series 0322, 4.50%, 4/30/2029	MYR	4,375,000	989,991
Series 0222, 4.70%, 10/15/2042	MYR	3,110,000	727,882
Series 0216, 4.74%, 3/15/2046	MYR	2,670,000	622,737
Series 0317, 4.76%, 4/7/2037	MYR	3,870,000	907,588
Series 0713, 4.94%, 9/30/2043	MYR	1,910,000	453,709
Malaysia Government Investment Issue:
Series 0120, 3.42%, 9/30/2027	MYR	3,205,000	692,147
Series 0121, 3.45%, 7/15/2036	MYR	2,000,000	411,539
Series 0220, 3.47%, 10/15/2030	MYR	1,800,000	383,555
Series 123, 3.60%, 7/31/2028	MYR	2,710,000	589,735
Series 0319, 3.73%, 3/31/2026	MYR	4,625,000	1,009,981
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	273,694
Series 0415, 3.99%, 10/15/2025	MYR	1,250,000	274,546
Series 0316, 4.07%, 9/30/2026	MYR	3,900,000	859,519
Series 0619, 4.12%, 11/30/2034	MYR	2,275,000	504,743
Series 0122, 4.19%, 10/7/2032	MYR	3,850,000	858,227
Series 0315, 4.25%, 9/30/2030	MYR	1,000,000	223,238
Series 0117, 4.26%, 7/26/2027	MYR	1,220,000	270,824
Series 0223, 4.29%, 8/14/2043	MYR	1,600,000	356,954
Series 0221, 4.42%, 9/30/2041	MYR	1,500,000	337,867
Series 0219, 4.47%, 9/15/2039	MYR	2,950,000	675,450
Series 0513, 4.58%, 8/30/2033	MYR	2,978,000	687,902
Series 0617, 4.72%, 6/15/2033	MYR	1,600,000	370,653
Series 0517, 4.76%, 8/4/2037	MYR	2,100,000	493,242
Series 0615, 4.79%, 10/31/2035	MYR	2,520,000	591,369
Security Description		Principal Amount	Value
Series 0417, 4.90%, 5/8/2047	MYR	2,530,000	$ 599,348
Series 0913, 4.94%, 12/6/2028	MYR	725,000	166,120
Series 0222, 5.36%, 5/15/2052	MYR	1,650,000	418,691
			23,319,806
MEXICO — 1.9%
Mexico Bonos:
Series M, 5.00%, 3/6/2025	MXN	14,050,000	786,085
Series M, 5.50%, 3/4/2027	MXN	37,780,000	1,999,175
Series M, 5.75%, 3/5/2026	MXN	38,822,000	2,117,357
Series M, 7.00%, 9/3/2026	MXN	12,560,000	696,646
Series M 20, 7.50%, 6/3/2027	MXN	41,077,000	2,296,450
Series M, 7.50%, 5/26/2033	MXN	23,372,000	1,249,925
Series M, 7.75%, 5/29/2031	MXN	44,729,000	2,462,532
Series M, 7.75%, 11/23/2034	MXN	6,327,000	341,182
Series M, 7.75%, 11/13/2042	MXN	33,975,000	1,764,726
Series M, 8.00%, 11/7/2047	MXN	24,858,000	1,311,605
Series M, 8.00%, 7/31/2053	MXN	21,280,000	1,115,125
Series M, 8.50%, 3/1/2029	MXN	6,000,000	345,920
Series M 20, 8.50%, 5/31/2029	MXN	32,070,000	1,852,445
Series M 30, 8.50%, 11/18/2038	MXN	26,713,000	1,504,254
Series M 30, 10.00%, 11/20/2036	MXN	12,030,000	765,091
			20,608,518
NETHERLANDS — 3.4%
Netherlands Government Bonds:
Zero Coupon, 1/15/2026 (a)	EUR	1,400,000	1,472,844
Zero Coupon, 1/15/2027 (a)	EUR	1,589,900	1,644,232
Zero Coupon, 1/15/2029 (a)	EUR	1,144,000	1,135,586
Zero Coupon, 7/15/2030 (a)	EUR	1,262,000	1,212,619
Zero Coupon, 7/15/2031 (a)	EUR	1,438,000	1,348,292
Zero Coupon, 1/15/2038 (a)	EUR	1,167,000	910,734

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Zero Coupon, 1/15/2052 (a)	EUR	1,798,000	$ 1,018,980
0.25%, 7/15/2025 (a)	EUR	1,839,000	1,961,132
0.25%, 7/15/2029 (a)	EUR	1,312,000	1,308,593
0.50%, 7/15/2026 (a)	EUR	1,665,000	1,760,707
0.50%, 7/15/2032 (a)	EUR	1,134,000	1,081,725
0.50%, 1/15/2040 (a)	EUR	1,672,000	1,366,943
0.75%, 7/15/2027 (a)	EUR	1,812,000	1,907,786
0.75%, 7/15/2028 (a)	EUR	2,230,000	2,317,661
2.00%, 1/15/2054 (a)	EUR	937,000	932,411
2.50%, 1/15/2030 (a)	EUR	824,000	927,221
2.50%, 1/15/2033 (a)	EUR	1,502,000	1,688,784
2.50%, 7/15/2033 (a)	EUR	1,258,000	1,409,942
2.75%, 1/15/2047 (a)	EUR	2,283,000	2,637,859
3.75%, 1/15/2042 (a)	EUR	2,153,000	2,802,277
4.00%, 1/15/2037 (a)	EUR	2,210,000	2,848,013
5.50%, 1/15/2028 (a)	EUR	1,470,000	1,830,261
			35,524,602
NEW ZEALAND — 0.8%
New Zealand Government Bonds:
0.25%, 5/15/2028	NZD	1,250,000	668,187
0.50%, 5/15/2026	NZD	690,000	398,892
Series 0531, 1.50%, 5/15/2031	NZD	1,242,000	649,834
Series 0541, 1.75%, 5/15/2041	NZD	545,000	227,116
Series 0532, 2.00%, 5/15/2032	NZD	754,000	400,888
Series 0425, 2.75%, 4/15/2025	NZD	1,615,000	994,069
Series 0437, 2.75%, 4/15/2037	NZD	801,000	417,083
Series 0551, 2.75%, 5/15/2051	NZD	730,000	329,710
Series 0429, 3.00%, 4/20/2029	NZD	1,508,000	902,830
Series 0433, 3.50%, 4/14/2033	NZD	2,051,000	1,216,844
Series 534, 4.25%, 5/15/2034	NZD	900,000	563,772
Series 0427, 4.50%, 4/15/2027	NZD	1,238,000	789,209
Series 0530, 4.50%, 5/15/2030	NZD	725,000	466,295
			8,024,729
NORWAY — 0.4%
Norway Government Bonds:
Series 483, 1.25%, 9/17/2031 (a)	NOK	3,498,000	298,145
Series 482, 1.38%, 8/19/2030 (a)	NOK	4,913,000	428,934
Series 478, 1.50%, 2/19/2026 (a)	NOK	5,163,000	486,687
Security Description		Principal Amount	Value
Series 477, 1.75%, 3/13/2025 (a)	NOK	6,770,000	$ 650,191
Series 479, 1.75%, 2/17/2027 (a)	NOK	4,655,000	436,728
Series 481, 1.75%, 9/6/2029 (a)	NOK	4,245,000	385,125
Series 480, 2.00%, 4/26/2028 (a)	NOK	4,734,000	442,928
Series 484, 2.13%, 5/18/2032 (a)	NOK	4,440,000	400,741
Series 486, 3.00%, 8/15/2033 (a)	NOK	5,200,000	500,575
Series 485, 3.50%, 10/6/2042 (a)	NOK	2,525,000	261,462
			4,291,516
PERU — 0.3%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	800,000	184,766
5.40%, 8/12/2034	PEN	1,495,000	364,619
5.94%, 2/12/2029	PEN	955,000	257,908
6.15%, 8/12/2032	PEN	1,340,000	353,162
6.35%, 8/12/2028	PEN	2,125,000	587,413
6.90%, 8/12/2037	PEN	3,450,000	938,228
7.30%, 8/12/2033	PEN	2,190,000	619,626
8.20%, 8/12/2026	PEN	1,650,000	472,794
			3,778,516
POLAND — 1.2%
Republic of Poland Government Bonds:
Series 1025, Zero Coupon, 10/25/2025	PLN	2,350,000	547,668
Series 1026, 0.25%, 10/25/2026	PLN	2,974,000	664,638
Series 0425, 0.75%, 4/25/2025	PLN	1,450,000	348,908
Series 1030, 1.25%, 10/25/2030	PLN	3,899,000	784,177
Series 0432, 1.75%, 4/25/2032	PLN	3,925,000	775,717
Series 0726, 2.50%, 7/25/2026	PLN	5,975,000	1,430,210
Series 0727, 2.50%, 7/25/2027	PLN	3,581,000	841,525
Series 0428, 2.75%, 4/25/2028	PLN	4,876,000	1,136,586
Series 1029, 2.75%, 10/25/2029	PLN	5,550,000	1,260,159
Series 0725, 3.25%, 7/25/2025	PLN	4,278,000	1,058,762
Series 0527, 3.75%, 5/25/2027	PLN	4,309,000	1,055,546
Series 0447, 4.00%, 4/25/2047	PLN	315,000	65,287

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series 0429, 5.75%, 4/25/2029	PLN	885,000	$ 232,404
Series 1033, 6.00%, 10/25/2033	PLN	3,675,000	990,864
Series 728, 7.50%, 7/25/2028	PLN	4,942,000	1,383,226
			12,575,677
PORTUGAL — 1.5%
Portugal Obrigacoes do Tesouro OT:
0.30%, 10/17/2031 (a)	EUR	996,000	925,898
0.48%, 10/18/2030 (a)	EUR	1,100,000	1,066,213
0.70%, 10/15/2027 (a)	EUR	544,000	567,167
0.90%, 10/12/2035 (a)	EUR	813,000	718,195
1.00%, 4/12/2052 (a)	EUR	441,000	281,018
1.15%, 4/11/2042 (a)	EUR	262,000	208,622
1.65%, 7/16/2032 (a)	EUR	544,000	555,259
1.95%, 6/15/2029 (a)	EUR	1,053,400	1,140,796
2.13%, 10/17/2028 (a)	EUR	1,581,000	1,734,020
Series 15Y, 2.25%, 4/18/2034 (a)	EUR	858,000	903,299
2.88%, 10/15/2025 (a)	EUR	1,337,000	1,485,300
2.88%, 7/21/2026 (a)	EUR	1,101,000	1,236,599
3.50%, 6/18/2038 (a)	EUR	430,000	496,107
3.88%, 2/15/2030 (a)	EUR	1,031,000	1,232,481
4.10%, 4/15/2037 (a)	EUR	1,358,000	1,670,410
4.10%, 2/15/2045 (a)	EUR	695,000	869,932
4.13%, 4/14/2027 (a)	EUR	819,000	956,747
			16,048,063
ROMANIA — 0.6%
Romania Government Bonds:
Series 7Y, 2.50%, 10/25/2027	RON	1,525,000	296,467
Series 5Y, 3.25%, 6/24/2026	RON	1,880,000	389,872
Series 4Y, 3.50%, 11/25/2025	RON	1,225,000	259,625
Series 5Y, 3.65%, 7/28/2025	RON	1,475,000	315,791
Series 15Y, 3.65%, 9/24/2031	RON	1,600,000	298,218
Series 8Y, 4.15%, 1/26/2028	RON	2,300,000	473,959
Series 10YR, 4.15%, 10/24/2030	RON	1,225,000	240,634
Series 5Y, 4.25%, 4/28/2036	RON	475,000	87,023
Series 10Y, 4.75%, 2/24/2025	RON	1,380,000	301,941
Security Description		Principal Amount	Value
Series 15Y, 4.75%, 10/11/2034	RON	900,000	$ 175,882
Series 7Y, 4.85%, 4/22/2026	RON	1,600,000	345,342
Series 8Y, 4.85%, 7/25/2029	RON	1,715,000	355,705
Series 10Y, 5.00%, 2/12/2029	RON	3,430,000	719,523
Series 10Y, 6.70%, 2/25/2032	RON	2,745,000	624,144
Series 15Y, 7.90%, 2/24/2038	RON	1,300,000	332,150
Series 7Y, 8.00%, 4/29/2030	RON	400,000	96,495
Series 10Y, 8.25%, 9/29/2032	RON	2,775,000	692,642
			6,005,413
SINGAPORE — 1.0%
Singapore Government Bonds:
0.50%, 11/1/2025	SGD	789,000	568,838
1.25%, 11/1/2026	SGD	702,000	507,967
1.63%, 7/1/2031	SGD	550,000	385,888
1.88%, 3/1/2050	SGD	409,000	260,140
1.88%, 10/1/2051	SGD	470,000	299,156
2.13%, 6/1/2026	SGD	875,000	648,605
2.25%, 8/1/2036	SGD	712,000	511,694
2.38%, 6/1/2025	SGD	1,473,000	1,099,809
2.38%, 7/1/2039	SGD	615,000	442,869
2.63%, 5/1/2028	SGD	715,000	541,061
2.63%, 8/1/2032	SGD	985,000	741,121
2.75%, 4/1/2042	SGD	1,086,000	822,095
2.75%, 3/1/2046	SGD	985,000	743,361
2.88%, 9/1/2027	SGD	138,000	105,161
2.88%, 7/1/2029	SGD	720,000	549,647
2.88%, 9/1/2030	SGD	1,225,000	935,628
3.00%, 8/1/2072	SGD	600,000	486,241
3.38%, 9/1/2033	SGD	1,055,000	844,712
3.50%, 3/1/2027	SGD	730,000	563,535
			11,057,528
SLOVAKIA — 0.5%
Slovakia Government Bonds:
0.13%, 6/17/2027	EUR	200,000	201,453
Series 238, 0.25%, 5/14/2025	EUR	200,000	212,126
Series 242, 0.38%, 4/21/2036	EUR	250,000	190,527
Series 234, 1.00%, 6/12/2028	EUR	319,000	325,144
Series 237, 1.00%, 10/9/2030	EUR	286,000	277,734
Series 239, 1.00%, 5/14/2032	EUR	150,000	139,650

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series 228, 1.38%, 1/21/2027	EUR	334,000	$ 353,169
Series 229, 1.63%, 1/21/2031	EUR	589,000	594,703
Series 232, 1.88%, 3/9/2037	EUR	214,000	194,565
Series 233, 2.00%, 10/17/2047	EUR	380,000	309,446
Series 235, 2.25%, 6/12/2068	EUR	71,000	55,772
Series 227, 3.63%, 1/16/2029	EUR	584,000	666,953
Series 247, 3.63%, 6/8/2033	EUR	150,000	171,289
3.75%, 2/23/2035	EUR	100,000	113,525
4.00%, 10/19/2032	EUR	1,086,000	1,276,480
Series 246, 4.00%, 2/23/2043	EUR	225,000	257,523
Series 216, 4.35%, 10/14/2025	EUR	255,000	286,893
			5,626,952
SLOVENIA — 0.3%
Slovenia Government Bonds:
Series RS89, Zero Coupon, 2/13/2026	EUR	75,000	77,812
Series RS82, 0.28%, 1/14/2030	EUR	200,000	190,453
Series RS80, 1.00%, 3/6/2028	EUR	254,000	262,327
1.18%, 2/13/2062	EUR	185,000	124,694
Series RS81, 1.19%, 3/14/2029	EUR	220,000	224,773
Series RS79, 1.25%, 3/22/2027	EUR	362,000	380,969
Series RS74, 1.50%, 3/25/2035	EUR	225,000	209,375
Series RS78, 1.75%, 11/3/2040	EUR	234,000	209,126
Series RS75, 2.13%, 7/28/2025	EUR	201,000	219,088
Series RS77, 2.25%, 3/3/2032	EUR	564,000	595,189
Series RS76, 3.13%, 8/7/2045	EUR	498,000	542,740
Series RS70, 5.13%, 3/30/2026	EUR	375,000	433,781
			3,470,327
SOUTH KOREA — 4.7%
Korea Treasury Bonds:
Series 2509, 1.13%, 9/10/2025	KRW	430,800,000	322,751
Series 2603, 1.25%, 3/10/2026	KRW	1,053,000,000	784,098
Security Description		Principal Amount	Value
Series 3006, 1.38%, 6/10/2030	KRW	1,610,000,000	$ 1,115,594
Series 2503, 1.50%, 3/10/2025	KRW	1,242,000,000	943,875
Series 01500-2612, 1.50%, 12/10/2026	KRW	939,150,000	695,141
Series 3012, 1.50%, 12/10/2030	KRW	1,150,000,000	797,175
Series 3609, 1.50%, 9/10/2036	KRW	685,690,000	438,936
Series 4009, 1.50%, 9/10/2040	KRW	550,000,000	334,935
Series 5003, 1.50%, 3/10/2050	KRW	3,450,000,000	1,919,129
Series 7009, 1.63%, 9/10/2070	KRW	1,000,000,000	508,868
Series 2606, 1.88%, 6/10/2026	KRW	866,000,000	652,306
Series 5103, 1.88%, 3/10/2051	KRW	3,780,000,000	2,277,912
Series 3106, 2.00%, 6/10/2031	KRW	814,000,000	581,609
Series 02000-4603, 2.00%, 3/10/2046	KRW	975,000,000	626,065
Series 4903, 2.00%, 3/10/2049	KRW	2,089,000,000	1,318,105
Series 2706, 2.13%, 6/10/2027	KRW	1,157,870,000	868,231
Series 4703, 2.13%, 3/10/2047	KRW	1,770,330,000	1,158,258
Series 2506, 2.25%, 6/10/2025	KRW	1,301,940,000	995,882
Series 2512, 2.25%, 12/10/2025	KRW	921,000,000	701,791
Series 3709, 2.25%, 9/10/2037	KRW	500,000,000	348,248
Series 2703, 2.38%, 3/10/2027	KRW	1,500,000,000	1,136,382
Series 5203, 2.50%, 3/10/2052	KRW	2,335,000,000	1,618,575
Series 3509, 2.63%, 9/10/2035	KRW	839,210,000	615,203
Series 4803, 2.63%, 3/10/2048	KRW	1,740,000,000	1,247,405
Series 4412, 2.75%, 12/10/2044	KRW	1,248,000,000	916,539
Series 4212, 3.00%, 12/10/2042	KRW	1,921,780,000	1,463,019
Series 2506, 3.13%, 6/10/2025	KRW	1,384,000,000	1,071,714
Series 2606, 3.13%, 6/10/2026	KRW	1,148,500,000	891,013
Series 2709, 3.13%, 9/10/2027	KRW	858,000,000	664,713
Series 5209, 3.13%, 9/10/2052	KRW	1,100,000,000	865,100

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series 2803, 3.25%, 3/10/2028	KRW	1,172,000,000	$ 911,924
Series 3306, 3.25%, 6/10/2033	KRW	1,238,000,000	962,008
Series 4209, 3.25%, 9/10/2042	KRW	1,000,000,000	788,244
Series 5303, 3.25%, 3/10/2053	KRW	2,700,000,000	2,179,857
Series 2503, 3.38%, 3/10/2025	KRW	487,500,000	378,648
Series 3206, 3.38%, 6/10/2032	KRW	2,079,000,000	1,632,962
Series 2809, 3.50%, 9/10/2028	KRW	1,000,000,000	787,167
Series 2509, 3.63%, 9/10/2025	KRW	707,000,000	551,970
Series 5309, 3.63%, 9/10/2053	KRW	1,250,000,000	1,072,965
Series 3312, 3.75%, 12/10/2033	KRW	1,936,250,000	1,570,688
Series 4309, 3.88%, 9/10/2043	KRW	450,000,000	387,704
Series 3112, 4.00%, 12/10/2031	KRW	1,622,640,000	1,326,553
Series 2512, 4.25%, 12/10/2025	KRW	1,038,000,000	820,922
Series 3212, 4.25%, 12/10/2032	KRW	1,313,000,000	1,100,324
Series 04750-3012, 4.75%, 12/10/2030	KRW	3,095,050,000	2,627,059
Series 05500-2803, 5.50%, 3/10/2028	KRW	4,937,000,000	4,176,661
			49,154,228
SPAIN — 4.5%
Spain Government Bonds:
Zero Coupon, 5/31/2025	EUR	752,000	797,100
Zero Coupon, 1/31/2027	EUR	771,000	787,856
Zero Coupon, 1/31/2028	EUR	912,000	909,802
0.10%, 4/30/2031 (a)	EUR	779,000	711,461
0.50%, 4/30/2030 (a)	EUR	913,000	882,629
0.50%, 10/31/2031 (a)	EUR	834,000	775,099
0.60%, 10/31/2029 (a)	EUR	1,050,000	1,034,352
0.70%, 4/30/2032 (a)	EUR	716,000	667,307
0.80%, 7/30/2027 (a)	EUR	798,000	829,502
0.80%, 7/30/2029	EUR	1,104,000	1,105,483
0.85%, 7/30/2037 (a)	EUR	315,000	256,084
1.00%, 7/30/2042 (a)	EUR	399,000	294,795
1.00%, 10/31/2050 (a)	EUR	700,000	436,348
Security Description		Principal Amount	Value
1.20%, 10/31/2040 (a)	EUR	500,000	$ 395,322
1.25%, 10/31/2030 (a)	EUR	1,078,000	1,083,316
1.30%, 10/31/2026 (a)	EUR	1,151,000	1,228,159
1.40%, 4/30/2028 (a)	EUR	1,171,000	1,233,928
1.40%, 7/30/2028 (a)	EUR	1,082,000	1,137,036
1.45%, 10/31/2027 (a)	EUR	1,035,000	1,098,849
1.45%, 4/30/2029 (a)	EUR	895,000	933,791
1.45%, 10/31/2071 (a)	EUR	169,000	94,438
1.50%, 4/30/2027 (a)	EUR	1,147,000	1,225,128
1.60%, 4/30/2025 (a)	EUR	515,000	558,477
1.85%, 7/30/2035 (a)	EUR	968,000	938,300
1.90%, 10/31/2052 (a)	EUR	650,000	496,125
1.95%, 4/30/2026 (a)	EUR	926,000	1,006,936
1.95%, 7/30/2030 (a)	EUR	1,376,000	1,453,505
2.15%, 10/31/2025 (a)	EUR	1,308,000	1,430,383
2.35%, 7/30/2033 (a)	EUR	587,000	616,176
2.55%, 10/31/2032 (a)	EUR	1,042,000	1,122,822
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	865,000	820,844
2.80%, 5/31/2026	EUR	969,000	1,074,593
2.90%, 10/31/2046 (a)	EUR	906,000	904,018
3.15%, 4/30/2033 (a)	EUR	1,082,000	1,215,017
3.45%, 7/30/2043 (a)	EUR	444,000	486,028
3.45%, 7/30/2066 (a)	EUR	497,000	511,898
3.50%, 5/31/2029	EUR	200,000	230,759
3.55%, 10/31/2033	EUR	559,000	646,596
3.90%, 7/30/2039 (a)	EUR	500,000	584,979
4.20%, 1/31/2037 (a)	EUR	1,673,000	2,042,761
4.65%, 7/30/2025 (a)	EUR	1,320,000	1,496,688
4.70%, 7/30/2041 (a)	EUR	1,060,000	1,368,465
4.90%, 7/30/2040 (a)	EUR	1,237,000	1,617,469
5.15%, 10/31/2028 (a)	EUR	1,016,000	1,253,648
5.15%, 10/31/2044 (a)	EUR	992,000	1,362,534
5.75%, 7/30/2032	EUR	1,466,000	1,976,194
5.90%, 7/30/2026 (a)	EUR	1,604,000	1,913,664
6.00%, 1/31/2029	EUR	1,678,000	2,154,072
			47,200,736
SWEDEN — 0.5%
Sweden Government Bonds:
Series 1062, 0.13%, 5/12/2031	SEK	4,855,000	420,354
Series 1063, 0.50%, 11/24/2045	SEK	2,155,000	150,837

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series 1060, 0.75%, 5/12/2028	SEK	7,940,000	$ 745,131
Series 1061, 0.75%, 11/12/2029	SEK	6,815,000	629,893
Series 1059, 1.00%, 11/12/2026	SEK	8,890,000	851,082
Series 1064, 1.38%, 6/23/2071	SEK	1,455,000	98,132
Series 1065, 1.75%, 11/11/2033	SEK	2,700,000	261,096
Series 1056, 2.25%, 6/1/2032	SEK	6,030,000	609,961
Series 1058, 2.50%, 5/12/2025	SEK	9,255,000	913,388
Series 1053, 3.50%, 3/30/2039	SEK	4,545,000	526,922
Sweden Government International Bonds 0.13%, 9/9/2030	SEK	2,000,000	175,605
			5,382,401
SWITZERLAND — 0.9%
Swiss Confederation Government Bonds:
Zero Coupon, 6/22/2029	CHF	427,000	487,457
Zero Coupon, 6/26/2034	CHF	200,000	221,004
Zero Coupon, 7/24/2039	CHF	220,000	235,072
0.25%, 6/23/2035	CHF	259,000	292,515
0.50%, 5/27/2030	CHF	577,000	676,163
0.50%, 6/27/2032	CHF	395,000	461,081
0.50%, 6/28/2045	CHF	445,000	513,771
0.50%, 5/24/2055	CHF	130,000	152,359
0.50%, 5/30/2058	CHF	184,000	218,522
1.25%, 5/28/2026	CHF	430,000	514,412
1.25%, 6/27/2037	CHF	166,000	211,923
1.25%, 6/28/2043	CHF	191,000	252,094
1.50%, 7/24/2025	CHF	225,000	268,864
1.50%, 10/26/2038	CHF	170,000	225,544
1.50%, 4/30/2042	CHF	385,000	523,238
2.00%, 6/25/2064	CHF	519,000	966,469
2.25%, 6/22/2031	CHF	625,000	825,334
2.50%, 3/8/2036	CHF	385,000	554,113
3.25%, 6/27/2027	CHF	270,000	347,109
3.50%, 4/8/2033	CHF	449,000	667,084
4.00%, 4/8/2028	CHF	620,000	835,246
4.00%, 1/6/2049	CHF	275,000	581,809
			10,031,183
THAILAND — 1.8%
Thailand Government Bonds:
0.95%, 6/17/2025	THB	10,450,000	300,131
Series LB, 1.00%, 6/17/2027	THB	12,850,000	358,802
Security Description		Principal Amount	Value
1.59%, 12/17/2035	THB	21,750,000	$ 562,943
1.60%, 6/17/2035	THB	11,225,000	292,103
1.88%, 6/17/2049	THB	4,500,000	96,385
2.00%, 12/17/2031	THB	28,900,000	807,662
2.00%, 6/17/2042	THB	16,600,000	413,678
2.13%, 12/17/2026	THB	37,825,000	1,100,276
2.25%, 3/17/2027	THB	18,000,000	524,823
2.35%, 6/17/2026	THB	24,620,000	721,867
2.40%, 3/17/2029	THB	12,350,000	360,428
2.65%, 6/17/2028	THB	33,850,000	1,000,063
2.88%, 12/17/2028	THB	33,000,000	985,093
2.88%, 6/17/2046	THB	25,850,000	692,066
3.14%, 6/17/2047	THB	13,900,000	395,737
3.30%, 6/17/2038	THB	39,300,000	1,199,049
3.35%, 6/17/2033	THB	18,600,000	573,681
3.39%, 6/17/2037	THB	17,100,000	529,317
3.40%, 6/17/2036	THB	17,710,000	546,984
3.45%, 6/17/2043	THB	16,500,000	505,598
3.58%, 12/17/2027	THB	16,000,000	488,685
3.60%, 6/17/2067	THB	16,750,000	463,068
3.78%, 6/25/2032	THB	25,250,000	798,760
3.85%, 12/12/2025	THB	35,350,000	1,064,921
4.00%, 6/17/2066	THB	16,920,000	516,179
4.00%, 6/17/2072	THB	17,000,000	516,882
4.26%, 12/12/2037	THB	32,100,000	1,054,988
4.68%, 6/29/2044	THB	18,340,000	654,217
4.85%, 6/17/2061	THB	19,010,000	669,866
4.88%, 6/22/2029	THB	41,255,000	1,352,739
			19,546,991
UNITED KINGDOM — 4.9%
U.K. Gilts:
0.13%, 1/30/2026	GBP	563,000	667,401
0.13%, 1/31/2028	GBP	754,000	843,423
0.25%, 7/31/2031	GBP	768,000	773,960
0.38%, 10/22/2026	GBP	837,000	977,895
0.50%, 1/31/2029	GBP	645,000	713,685
0.50%, 10/22/2061	GBP	550,000	237,266
0.63%, 6/7/2025	GBP	600,000	728,436
0.63%, 7/31/2035	GBP	593,000	537,485
0.63%, 10/22/2050	GBP	258,000	145,077
0.88%, 10/22/2029	GBP	862,000	959,210
0.88%, 7/31/2033	GBP	250,000	249,479
0.88%, 1/31/2046	GBP	275,000	187,309
1.00%, 1/31/2032	GBP	834,000	881,060
1.13%, 1/31/2039	GBP	325,000	281,669
1.13%, 10/22/2073	GBP	329,000	175,338
1.25%, 7/22/2027	GBP	975,000	1,153,901
1.25%, 10/22/2041	GBP	605,000	500,621
1.25%, 7/31/2051	GBP	579,000	392,822
1.50%, 7/22/2026	GBP	920,000	1,114,999
1.50%, 7/22/2047	GBP	369,000	285,298
1.50%, 7/31/2053	GBP	225,000	159,784
1.63%, 10/22/2028	GBP	854,000	1,007,855
1.63%, 10/22/2054	GBP	538,000	392,157
1.63%, 10/22/2071	GBP	772,000	509,787

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
1.75%, 9/7/2037	GBP	786,000	$ 777,145
1.75%, 1/22/2049	GBP	653,000	526,105
1.75%, 7/22/2057	GBP	644,000	478,318
2.00%, 9/7/2025	GBP	975,000	1,205,244
2.50%, 7/22/2065	GBP	575,000	512,302
3.25%, 1/31/2033	GBP	1,135,000	1,415,189
3.25%, 1/22/2044	GBP	809,000	908,484
3.50%, 10/22/2025	GBP	1,276,000	1,613,018
3.50%, 1/22/2045	GBP	896,000	1,040,220
3.50%, 7/22/2068	GBP	866,000	992,172
3.75%, 1/29/2038	GBP	546,000	682,955
3.75%, 7/22/2052	GBP	1,034,000	1,237,591
3.75%, 10/22/2053	GBP	547,000	651,049
4.00%, 1/22/2060	GBP	795,000	1,002,910
4.00%, 10/22/2063	GBP	400,000	505,025
4.13%, 1/29/2027	GBP	2,138,000	2,766,951
4.25%, 12/7/2027	GBP	1,452,000	1,907,873
4.25%, 6/7/2032	GBP	1,228,000	1,657,330
4.25%, 3/7/2036	GBP	715,000	956,418
4.25%, 9/7/2039	GBP	745,000	979,072
4.25%, 12/7/2040	GBP	842,000	1,102,655
4.25%, 12/7/2046	GBP	1,488,000	1,927,442
4.25%, 12/7/2049	GBP	765,000	991,435
4.25%, 12/7/2055	GBP	789,000	1,031,066
4.50%, 6/7/2028	GBP	1,070,000	1,421,598
4.50%, 9/7/2034	GBP	2,255,000	3,089,124
4.50%, 12/7/2042	GBP	931,000	1,251,402
4.75%, 12/7/2030	GBP	1,377,000	1,900,693
4.75%, 12/7/2038	GBP	821,000	1,141,224
5.00%, 3/7/2025	GBP	1,128,000	1,450,226
6.00%, 12/7/2028	GBP	445,000	634,702
			51,632,855
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,155,361,060)			1,043,778,130
	Shares
SHORT-TERM INVESTMENT — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (c) (d) (Cost $31,458,759)	31,458,759	31,458,759
TOTAL INVESTMENTS — 102.1% (Cost $1,186,819,819)		1,075,236,889
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(22,610,277)
NET ASSETS — 100.0%		$ 1,052,626,612

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 18.7% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$1,043,778,130	$—	$1,043,778,130
Short-Term Investment	31,458,759	—	—	31,458,759
TOTAL INVESTMENTS	$31,458,759	$1,043,778,130	$—	$1,075,236,889

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	311,474	$311,474	$122,332,612	$91,185,327	$—	$—	31,458,759	$31,458,759	$49,832
State Street Navigator Securities Lending Portfolio II	—	—	3,180,703	3,180,703	—	—	—	—	491
Total		$311,474	$125,513,315	$94,366,030	$—	$—		$31,458,759	$50,323
See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.9%
AUSTRALIA — 4.5%
Australia Government Bonds:
Series 161, 0.25%, 11/21/2025	AUD	2,450,000	$ 1,567,299
Series 164, 0.50%, 9/21/2026	AUD	2,790,000	1,751,615
Series 139, 3.25%, 4/21/2025	AUD	3,075,000	2,081,834
Series 142, 4.25%, 4/21/2026	AUD	3,675,000	2,540,456
			7,941,204
AUSTRIA — 2.9%
Republic of Austria Government Bonds:
Zero Coupon, 4/20/2025 (a)	EUR	515,000	548,831
0.75%, 10/20/2026 (a)	EUR	700,000	739,563
1.20%, 10/20/2025 (a)	EUR	1,325,000	1,430,354
2.00%, 7/15/2026 (a)	EUR	125,000	136,785
4.85%, 3/15/2026 (a)	EUR	2,025,000	2,347,680
			5,203,213
BELGIUM — 3.0%
Kingdom of Belgium Government Bonds:
Series 74, 0.80%, 6/22/2025 (a)	EUR	1,725,000	1,853,963
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,500,000	1,603,647
Series 64, 4.50%, 3/28/2026 (a)	EUR	1,670,000	1,927,604
			5,385,214
CANADA — 4.6%
Canada Government Bonds:
0.25%, 3/1/2026	CAD	2,300,000	1,623,017
0.50%, 9/1/2025	CAD	1,653,000	1,185,262
1.00%, 9/1/2026	CAD	650,000	462,178
1.50%, 6/1/2026	CAD	410,000	296,275
2.25%, 6/1/2025	CAD	550,000	406,700
3.00%, 10/1/2025	CAD	650,000	485,244
3.00%, 4/1/2026	CAD	1,000,000	747,503
3.50%, 8/1/2025	CAD	725,000	545,101
3.75%, 2/1/2025	CAD	655,000	493,006
3.75%, 5/1/2025	CAD	1,425,000	1,074,293
4.50%, 11/1/2025	CAD	1,100,000	843,138
			8,161,717
CHILE — 0.5%
Bonos de la Tesoreria de la Republica en pesos:
2.50%, 3/1/2025	CLP	320,000,000	351,288
Security Description		Principal Amount	Value
4.50%, 3/1/2026	CLP	475,000,000	$ 533,767
			885,055
CHINA — 4.6%
China Government Bonds:
1.99%, 4/9/2025	CNY	1,000,000	140,571
2.18%, 8/25/2025	CNY	1,650,000	232,564
2.18%, 8/15/2026	CNY	820,000	115,294
2.26%, 2/24/2025	CNY	2,550,000	359,865
2.28%, 11/25/2025	CNY	2,200,000	310,525
2.30%, 5/15/2026	CNY	6,250,000	881,360
2.33%, 12/15/2025	CNY	1,150,000	162,515
2.35%, 3/15/2025	CNY	4,000,000	564,924
2.46%, 2/15/2026	CNY	10,050,000	1,423,752
Series 1610, 2.90%, 5/5/2026	CNY	1,600,000	229,209
3.02%, 10/22/2025	CNY	6,250,000	894,795
3.03%, 3/11/2026	CNY	800,000	114,871
Series 1907, 3.25%, 6/6/2026	CNY	7,800,000	1,128,141
Series 1813, 3.61%, 6/7/2025	CNY	10,850,000	1,568,587
			8,126,973
COLOMBIA — 0.6%
Colombia TES:
Series B, 6.25%, 11/26/2025	COP	1,542,000,000	377,499
Series B, 7.50%, 8/26/2026	COP	2,844,000,000	701,677
			1,079,176
CROATIA — 0.3%
Croatia Government International Bonds 3.00%, 3/11/2025	EUR	475,000	521,592
CYPRUS — 0.2%
Cyprus Government International Bonds:
Series EMTN, Zero Coupon, 2/9/2026	EUR	125,000	129,741
Series EMTN, 4.25%, 11/4/2025	EUR	150,000	169,300
			299,041
CZECH REPUBLIC — 1.1%
Czech Republic Government Bonds:
Series 95, 1.00%, 6/26/2026	CZK	13,850,000	574,106
Series 120, 1.25%, 2/14/2025	CZK	6,780,000	291,597
Series 89, 2.40%, 9/17/2025	CZK	12,850,000	555,176

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series 148, 6.00%, 2/26/2026	CZK	12,550,000	$ 584,442
			2,005,321
DENMARK — 0.5%
Denmark Government Bonds 1.75%, 11/15/2025	DKK	6,025,000	881,242
FINLAND — 1.3%
Finland Government Bonds:
Zero Coupon, 9/15/2026 (a)	EUR	300,000	310,670
0.50%, 4/15/2026 (a)	EUR	825,000	871,841
0.88%, 9/15/2025 (a)	EUR	350,000	375,607
4.00%, 7/4/2025 (a)	EUR	600,000	675,197
			2,233,315
FRANCE — 5.2%
French Republic Government Bonds OAT:
Zero Coupon, 2/25/2025	EUR	275,000	293,906
Zero Coupon, 3/25/2025	EUR	1,150,000	1,226,678
Zero Coupon, 2/25/2026	EUR	1,000,000	1,050,295
0.25%, 11/25/2026	EUR	800,000	834,320
0.50%, 5/25/2025	EUR	1,425,000	1,526,836
0.50%, 5/25/2026	EUR	1,000,000	1,057,612
1.00%, 11/25/2025	EUR	1,250,000	1,343,814
2.50%, 9/24/2026	EUR	950,000	1,053,689
3.50%, 4/25/2026	EUR	775,000	877,449
			9,264,599
GERMANY — 4.6%
Bundesobligation:
Series 181, Zero Coupon, 4/11/2025	EUR	535,000	570,712
Series 182, Zero Coupon, 10/10/2025	EUR	700,000	741,614
Series 183, Zero Coupon, 4/10/2026	EUR	650,000	683,122
Series 184, Zero Coupon, 10/9/2026	EUR	925,000	963,967
Bundesrepublik Deutschland Bundesanleihe:
Zero Coupon, 8/15/2026	EUR	750,000	783,992
0.50%, 2/15/2025	EUR	865,000	930,459
0.50%, 2/15/2026	EUR	900,000	957,625
1.00%, 8/15/2025	EUR	760,000	819,016
Bundesschatzanweisungen:
2.50%, 3/13/2025	EUR	600,000	660,139
2.80%, 6/12/2025	EUR	200,000	221,265
Security Description		Principal Amount	Value
Series 2Y, 3.10%, 9/18/2025	EUR	475,000	$ 529,644
3.10%, 12/12/2025	EUR	300,000	335,664
			8,197,219
HONG KONG — 0.1%
Hong Kong Government Bonds Programme:
1.68%, 1/21/2026	HKD	1,500,000	185,878
1.79%, 4/14/2025	HKD	650,000	81,281
			267,159
HUNGARY — 0.9%
Hungary Government Bonds:
Series 25/C, 1.00%, 11/26/2025	HUF	127,000,000	333,682
Series 26/E, 1.50%, 4/22/2026	HUF	139,000,000	362,037
Series 26/F, 1.50%, 8/26/2026	HUF	51,000,000	131,086
Series 26/D, 2.75%, 12/22/2026	HUF	104,000,000	273,101
Series 25/B, 5.50%, 6/24/2025	HUF	95,000,000	271,375
Series 26/H, 9.50%, 10/21/2026	HUF	64,500,000	201,660
			1,572,941
INDONESIA — 2.2%
Indonesia Treasury Bonds:
Series FR86, 5.50%, 4/15/2026	IDR	15,550,000,000	989,506
Series FR81, 6.50%, 6/15/2025	IDR	10,550,000,000	685,281
Series FR84, 7.25%, 2/15/2026	IDR	3,080,000,000	202,601
Series FR56, 8.38%, 9/15/2026	IDR	11,190,000,000	761,010
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 4.88%, 7/15/2026	IDR	3,670,000,000	229,655
Series PBS, 5.38%, 8/15/2025	IDR	6,192,000,000	394,460
Series PBS, 6.13%, 10/15/2025	IDR	8,904,000,000	573,629
			3,836,142
IRELAND — 1.3%
Ireland Government Bonds:
1.00%, 5/15/2026	EUR	800,000	857,000
5.40%, 3/13/2025	EUR	1,240,000	1,406,112
			2,263,112

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
ISRAEL — 1.2%
Israel Government Bonds - Fixed:
Series 0425, 0.50%, 4/30/2025	ILS	2,255,000	$ 599,036
Series 0226, 0.50%, 2/27/2026	ILS	2,365,000	613,029
Series 0825, 1.75%, 8/31/2025	ILS	2,200,000	590,397
Series 1026, 6.25%, 10/30/2026	ILS	1,000,000	296,667
			2,099,129
ITALY — 4.8%
Italy Buoni Poliennali Del Tesoro:
Series 5Y, Zero Coupon, 4/1/2026	EUR	500,000	518,578
Series 5Y, Zero Coupon, 8/1/2026	EUR	500,000	514,475
Series 6Y, 0.35%, 2/1/2025	EUR	325,000	348,097
Series 5Y, 0.50%, 2/1/2026	EUR	375,000	394,700
Series 3Y, 1.20%, 8/15/2025	EUR	250,000	268,458
Series 10Y, 1.25%, 12/1/2026	EUR	825,000	872,855
Series 7Y, 1.45%, 5/15/2025	EUR	775,000	837,954
Series 10Y, 1.60%, 6/1/2026	EUR	100,000	107,413
Series 5Y, 1.85%, 7/1/2025 (a)	EUR	225,000	244,277
Series 10Y, 2.00%, 12/1/2025	EUR	775,000	842,293
Series 7Y, 2.10%, 7/15/2026	EUR	460,000	499,755
Series 7Y, 2.50%, 11/15/2025	EUR	400,000	439,001
Series 3Y, 3.50%, 1/15/2026	EUR	125,000	139,838
Series 2Y, 3.60%, 9/29/2025	EUR	75,000	83,703
3.80%, 4/15/2026	EUR	500,000	564,311
Series 3Y, 3.85%, 9/15/2026	EUR	450,000	510,320
Series 16Y, 4.50%, 3/1/2026 (a)	EUR	575,000	656,904
Series 16Y, 5.00%, 3/1/2025 (a)	EUR	700,000	788,838
			8,631,770
JAPAN — 23.2%
Japan Government Five Year Bonds:
Series 147, 0.01%, 3/20/2026	JPY	293,000,000	2,077,083
Security Description		Principal Amount	Value
Series 148, 0.01%, 6/20/2026	JPY	321,500,000	$ 2,278,687
Series 149, 0.01%, 9/20/2026	JPY	336,500,000	2,383,975
Series 150, 0.01%, 12/20/2026	JPY	272,000,000	1,926,110
Series 143, 0.10%, 3/20/2025	JPY	525,000,000	3,729,183
0.10%, 6/20/2025	JPY	387,000,000	2,749,023
Series 145, 0.10%, 9/20/2025	JPY	365,000,000	2,592,877
Series 146, 0.10%, 12/20/2025	JPY	534,700,000	3,798,502
Japan Government Ten Year Bonds:
Series 342, 0.10%, 3/20/2026	JPY	250,000,000	1,775,979
Series 343, 0.10%, 6/20/2026	JPY	375,000,000	2,664,101
Series 344, 0.10%, 9/20/2026	JPY	275,000,000	1,953,284
Series 345, 0.10%, 12/20/2026	JPY	300,000,000	2,130,558
Series 341, 0.30%, 12/20/2025	JPY	260,000,000	1,854,266
Series 338, 0.40%, 3/20/2025	JPY	250,000,000	1,782,292
Series 339, 0.40%, 6/20/2025	JPY	250,000,000	1,783,622
Series 340, 0.40%, 9/20/2025	JPY	190,000,000	1,356,644
Japan Government Two Year Bonds:
Series 444, 0.01%, 1/1/2025	JPY	39,000,000	276,724
Series 445, 0.01%, 2/1/2025	JPY	125,000,000	886,979
Series 447, 0.01%, 4/1/2025	JPY	125,800,000	892,557
Series 449, 0.01%, 6/1/2025	JPY	125,000,000	886,792
Series 450, 0.01%, 7/1/2025	JPY	69,500,000	493,022
Series 452, 0.01%, 9/1/2025	JPY	100,000,000	709,257
Series 453, 0.01%, 10/1/2025	JPY	41,000,000	290,725
			41,272,242
MALAYSIA — 2.1%
Malaysia Government Bonds:
Series 0118, 3.88%, 3/14/2025	MYR	1,575,000	344,954
Series 0119, 3.91%, 7/15/2026	MYR	1,380,000	303,402
Series 0115, 3.96%, 9/15/2025	MYR	2,800,000	614,227

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Malaysia Government Investment Issue:
Series 0319, 3.73%, 3/31/2026	MYR	4,840,000	$ 1,056,932
Series 0415, 3.99%, 10/15/2025	MYR	3,260,000	716,015
Series 0316, 4.07%, 9/30/2026	MYR	3,425,000	754,834
			3,790,364
MEXICO — 2.1%
Mexico Bonos:
Series M, 5.00%, 3/6/2025	MXN	10,965,000	613,482
Series M, 5.75%, 3/5/2026	MXN	49,430,000	2,695,919
Series M, 7.00%, 9/3/2026	MXN	6,880,000	381,602
			3,691,003
NETHERLANDS — 3.0%
Netherlands Government Bonds:
Zero Coupon, 1/15/2026 (a)	EUR	1,075,000	1,130,933
0.25%, 7/15/2025 (a)	EUR	2,148,000	2,290,653
0.50%, 7/15/2026 (a)	EUR	1,775,000	1,877,030
			5,298,616
NEW ZEALAND — 0.7%
New Zealand Government Bonds:
0.50%, 5/15/2026	NZD	625,000	361,315
Series 0425, 2.75%, 4/15/2025	NZD	1,595,000	981,759
			1,343,074
NORWAY — 0.5%
Norway Government Bonds:
Series 478, 1.50%, 2/19/2026 (a)	NOK	4,075,000	384,127
Series 477, 1.75%, 3/13/2025 (a)	NOK	5,525,000	530,621
			914,748
PERU — 0.1%
Peru Government Bonds 8.20%, 8/12/2026	PEN	665,000	190,550
POLAND — 2.1%
Republic of Poland Government Bonds:
Series 1025, Zero Coupon, 10/25/2025	PLN	1,225,000	285,487
Series 1026, 0.25%, 10/25/2026	PLN	4,500,000	1,005,672
Series 0425, 0.75%, 4/25/2025	PLN	1,995,000	480,049
Security Description		Principal Amount	Value
Series 0726, 2.50%, 7/25/2026	PLN	4,075,000	$ 975,415
Series 0725, 3.25%, 7/25/2025	PLN	3,750,000	928,087
			3,674,710
PORTUGAL — 1.4%
Portugal Obrigacoes do Tesouro OT:
2.88%, 10/15/2025 (a)	EUR	1,175,000	1,305,331
2.88%, 7/21/2026 (a)	EUR	1,120,000	1,257,939
			2,563,270
ROMANIA — 0.7%
Romania Government Bonds:
Series 5Y, 3.25%, 6/24/2026	RON	850,000	176,272
Series 4Y, 3.50%, 11/25/2025	RON	975,000	206,640
Series 5Y, 3.65%, 7/28/2025	RON	1,050,000	224,801
Series 10Y, 4.75%, 2/24/2025	RON	1,135,000	248,336
Series 7Y, 4.85%, 4/22/2026	RON	1,350,000	291,382
Series 4Y, 7.20%, 10/28/2026	RON	700,000	159,109
			1,306,540
SINGAPORE — 1.3%
Singapore Government Bonds:
0.50%, 11/1/2025	SGD	790,000	569,559
1.25%, 11/1/2026	SGD	650,000	470,340
2.13%, 6/1/2026	SGD	665,000	492,940
2.38%, 6/1/2025	SGD	1,095,000	817,577
			2,350,416
SLOVAKIA — 0.5%
Slovakia Government Bonds:
Series 238, 0.25%, 5/14/2025	EUR	140,000	148,489
Series 231, 0.63%, 5/22/2026	EUR	300,000	314,003
Series 216, 4.35%, 10/14/2025	EUR	350,000	393,775
			856,267
SLOVENIA — 0.3%
Slovenia Government Bonds:
Series RS89, Zero Coupon, 2/13/2026	EUR	230,000	238,622
Series RS75, 2.13%, 7/28/2025	EUR	250,000	272,497
			511,119

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
SOUTH KOREA — 4.6%
Korea Treasury Bonds:
Series 2509, 1.13%, 9/10/2025	KRW	770,000,000	$ 576,876
Series 2603, 1.25%, 3/10/2026	KRW	1,679,000,000	1,250,239
Series 2503, 1.50%, 3/10/2025	KRW	900,000,000	683,967
Series 01500-2612, 1.50%, 12/10/2026	KRW	465,000,000	344,184
Series 2609, 1.75%, 9/10/2026	KRW	798,000,000	597,130
Series 2506, 2.25%, 6/10/2025	KRW	1,790,000,000	1,369,211
Series 2512, 2.25%, 12/10/2025	KRW	1,500,000,000	1,142,983
Series 2506, 3.13%, 6/10/2025	KRW	1,343,000,000	1,039,966
Series 2606, 3.13%, 6/10/2026	KRW	730,000,000	566,338
Series 2503, 3.38%, 3/10/2025	KRW	825,000,000	640,789
			8,211,683
SPAIN — 4.6%
Spain Government Bonds:
Zero Coupon, 1/31/2025	EUR	214,000	228,776
Zero Coupon, 5/31/2025	EUR	625,000	662,483
Zero Coupon, 1/31/2026	EUR	500,000	522,486
1.30%, 10/31/2026 (a)	EUR	1,050,000	1,120,388
1.60%, 4/30/2025 (a)	EUR	950,000	1,030,201
1.95%, 4/30/2026 (a)	EUR	800,000	869,923
2.15%, 10/31/2025 (a)	EUR	1,175,000	1,284,939
2.80%, 5/31/2026	EUR	750,000	831,729
4.65%, 7/30/2025 (a)	EUR	775,000	878,738
5.90%, 7/30/2026 (a)	EUR	600,000	715,834
			8,145,497
SWEDEN — 0.8%
Sweden Government Bonds:
Series 1059, 1.00%, 11/12/2026	SEK	7,850,000	751,518
Series 1058, 2.50%, 5/12/2025	SEK	7,110,000	701,695
			1,453,213
SWITZERLAND — 0.4%
Swiss Confederation Government Bonds:
1.25%, 5/28/2026	CHF	335,000	400,763
1.50%, 7/24/2025	CHF	320,000	382,384
			783,147
Security Description		Principal Amount	Value
THAILAND — 1.5%
Thailand Government Bonds:
0.95%, 6/17/2025	THB	7,525,000	$ 216,123
2.13%, 12/17/2026	THB	22,000,000	639,949
2.35%, 6/17/2026	THB	14,475,000	424,412
3.85%, 12/12/2025	THB	43,600,000	1,313,453
			2,593,937
UNITED KINGDOM — 4.6%
U.K. Gilts:
0.13%, 1/30/2026	GBP	1,575,000	1,867,062
0.25%, 1/31/2025	GBP	185,000	225,669
0.38%, 10/22/2026	GBP	825,000	963,875
0.63%, 6/7/2025	GBP	1,295,000	1,572,208
1.50%, 7/22/2026	GBP	500,000	605,978
2.00%, 9/7/2025	GBP	1,050,000	1,297,955
3.50%, 10/22/2025	GBP	450,000	568,854
5.00%, 3/7/2025	GBP	800,000	1,028,529
			8,130,130
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $173,262,143)			175,935,660
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (c) (d) (Cost $27,095)	27,095	27,095
TOTAL INVESTMENTS — 98.9% (Cost $173,289,238)		175,962,755
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		2,001,447
NET ASSETS — 100.0%		$ 177,964,202
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 16.4% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
EMTN	Euro Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$175,935,660	$—	$175,935,660
Short-Term Investment	27,095	—	—	27,095
TOTAL INVESTMENTS	$27,095	$175,935,660	$—	$175,962,755

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$17,355,265	$17,328,170	$—	$—	27,095	$27,095	$8,704
State Street Navigator Securities Lending Portfolio II	—	—	2,037,488	2,037,488	—	—	—	—	184
Total		$—	$19,392,753	$19,365,658	$—	$—		$27,095	$8,888
See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.3%
AUSTRALIA — 4.7%
Australia Government Bonds:
Series CAIN416, 0.25%, 11/21/2032	AUD	2,777,595	$ 1,718,823
Series 27CI, 0.75%, 11/21/2027	AUD	4,737,365	3,209,590
Series 50CI, 1.00%, 2/21/2050	AUD	2,936,080	1,743,303
Series 40CI, 1.25%, 8/21/2040	AUD	3,533,718	2,311,240
Series CAIN410, 2.00%, 8/21/2035	AUD	3,419,172	2,477,246
Series CAIN408, 2.50%, 9/20/2030	AUD	5,877,902	4,341,180
Series 25CI, 3.00%, 9/20/2025	AUD	7,120,848	5,042,874
			20,844,256
BRAZIL — 8.7%
Brazil Notas do Tesouro Nacional:
6.00%, 5/15/2025	BRL	24,670,660	5,107,363
6.00%, 8/15/2026	BRL	20,593,729	4,314,769
6.00%, 5/15/2027	BRL	13,673,400	2,876,577
6.00%, 8/15/2028	BRL	10,767,280	2,284,038
6.00%, 8/15/2030	BRL	17,102,204	3,670,863
6.00%, 8/15/2032	BRL	5,854,055	1,260,654
6.00%, 5/15/2035	BRL	18,189,383	3,953,576
6.00%, 8/15/2040	BRL	12,335,330	2,705,972
6.00%, 5/15/2045	BRL	13,547,956	2,973,953
6.00%, 8/15/2050	BRL	24,252,514	5,353,839
6.00%, 5/15/2055	BRL	13,966,103	3,098,717
6.00%, 8/15/2060	BRL	4,808,688	1,069,402
			38,669,723
CANADA — 4.6%
Canada Government Real Return Bonds:
0.25%, 12/1/2054	CAD	709,694	393,938
0.50%, 12/1/2050	CAD	3,459,522	2,084,371
1.25%, 12/1/2047	CAD	4,052,065	2,895,909
1.50%, 12/1/2044	CAD	4,390,208	3,279,771
2.00%, 12/1/2041	CAD	3,564,978	2,858,876
3.00%, 12/1/2036	CAD	3,179,894	2,836,245
4.00%, 12/1/2031	CAD	3,644,615	3,313,266
4.25%, 12/1/2026	CAD	3,521,329	2,894,535
			20,556,911
CHILE — 4.5%
Bonos de la Tesoreria de la Republica:
Zero Coupon, 3/1/2025	CLP	956,523,360	1,060,341
Security Description		Principal Amount	Value
Zero Coupon, 10/1/2028	CLP	1,342,821,415	$ 1,366,932
Zero Coupon, 10/1/2033	CLP	1,545,153,120	1,396,459
1.50%, 3/1/2026	CLP	3,200,674,320	3,567,050
1.90%, 9/1/2030	CLP	2,317,729,680	2,590,278
2.00%, 3/1/2035	CLP	2,759,202,000	3,036,310
2.10%, 7/15/2050	CLP	2,023,414,800	2,203,052
Series 30YR, 3.00%, 1/1/2044	CLP	3,697,330,680	4,642,775
			19,863,197
COLOMBIA — 4.7%
Colombia TES:
2.25%, 4/18/2029	COP	10,448,700,240	2,520,299
3.00%, 3/25/2033	COP	7,335,560,100	1,748,663
3.30%, 3/17/2027	COP	6,262,063,500	1,608,768
3.50%, 5/7/2025	COP	9,579,167,994	2,478,999
3.75%, 2/25/2037	COP	17,354,861,700	4,294,118
3.75%, 6/16/2049	COP	12,625,393,513	3,128,334
4.75%, 4/4/2035	COP	18,525,330,826	5,076,859
			20,856,040
FRANCE — 7.8%
French Republic Government Bonds OAT:
Series OATI, 0.10%, 3/1/2025	EUR	1,332,183	1,450,111
0.10%, 3/1/2026 (a)	EUR	1,820,044	1,989,000
Series OATI, 0.10%, 3/1/2028	EUR	2,823,237	3,074,403
0.10%, 3/1/2029	EUR	1,755,743	1,923,190
0.10%, 7/25/2031 (a)	EUR	1,847,705	2,008,207
Series OATI, 0.10%, 3/1/2032 (a)	EUR	733,954	791,872
Series OATI, 0.10%, 3/1/2036 (a)	EUR	1,244,142	1,297,653
0.10%, 7/25/2036 (a)	EUR	1,685,752	1,757,327
0.10%, 7/25/2038 (a)	EUR	929,160	959,270
0.10%, 7/25/2047 (a)	EUR	1,910,949	1,856,141
0.10%, 7/25/2053 (a)	EUR	959,358	917,747
Series OATI, 0.55%, 3/1/2039	EUR	2,073	2,254
0.70%, 7/25/2030 (a)	EUR	3,355,371	3,815,853
1.80%, 7/25/2040 (a)	EUR	2,483,775	3,251,013
1.85%, 7/25/2027	EUR	3,633,871	4,241,759
3.15%, 7/25/2032	EUR	1,830,967	2,491,816
Series OATI, 3.40%, 7/25/2029	EUR	2,129,781	2,744,852
			34,572,468
GERMANY — 4.5%
Deutsche Bundesrepublik Bonds Inflation-Linked:
Series I/L, 0.10%, 4/15/2026	EUR	5,179,307	5,615,592

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
Series I/L, 0.10%, 4/15/2033	EUR	2,921,736	$ 3,220,459
Series I/L, 0.10%, 4/15/2046	EUR	4,115,899	4,491,751
Series I/L, 0.50%, 4/15/2030	EUR	6,138,532	6,917,770
			20,245,572
ISRAEL — 4.6%
Israel Government Bonds CPI-Linked:
Series 0726, 0.10%, 7/31/2026	ILS	7,276,894	1,965,240
Series 1131, 0.10%, 11/30/2031	ILS	10,315,903	2,574,748
Series 0529, 0.50%, 5/31/2029	ILS	7,583,583	2,019,240
Series 1151, 0.50%, 11/30/2051	ILS	6,127,659	1,221,111
Series 1025, 0.75%, 10/31/2025	ILS	10,692,058	2,941,635
Series 0527, 0.75%, 5/31/2027	ILS	9,208,198	2,519,351
Series 0545, 1.00%, 5/31/2045	ILS	7,924,917	1,912,425
Series 0841, 2.75%, 8/30/2041	ILS	8,352,279	2,691,220
Series 0536, 4.00%, 5/30/2036	ILS	7,190,055	2,545,277
			20,390,247
ITALY — 4.6%
Italy Buoni Poliennali Del Tesoro:
Series CPI, 0.10%, 5/15/2033 (a)	EUR	2,443,413	2,307,627
Series CPI, 0.15%, 5/15/2051 (a)	EUR	1,115,804	777,178
Series CPI, 0.40%, 5/15/2030 (a)	EUR	2,004,164	2,066,496
Series CPI, 0.65%, 5/15/2026	EUR	1,654,912	1,799,111
Series CPI, 1.25%, 9/15/2032 (a)	EUR	2,755,632	2,951,699
Series CPI, 1.30%, 5/15/2028 (a)	EUR	1,497,520	1,652,439
Series CPI, 1.50%, 5/15/2029	EUR	514,035	568,992
Series CPI, 2.35%, 9/15/2035 (a)	EUR	2,844,442	3,331,841
Series CPI, 2.55%, 9/15/2041 (a)	EUR	2,398,027	2,832,206
Series CPI, 3.10%, 9/15/2026 (a)	EUR	2,069,947	2,409,880
			20,697,469
Security Description		Principal Amount	Value
JAPAN — 4.6%
Japan Government CPI-Linked Bonds:
Series 26, 0.01%, 3/10/2031	JPY	134,176,250	$ 1,017,362
Series 27, 0.01%, 3/10/2032	JPY	359,929,860	2,731,285
Series 28, 0.01%, 3/10/2033	JPY	305,976,000	2,295,840
Series 20, 0.10%, 3/10/2025	JPY	563,332,000	4,095,725
Series 21, 0.10%, 3/10/2026	JPY	405,285,174	2,990,164
Series 22, 0.10%, 3/10/2027	JPY	210,628,491	1,591,307
Series 23, 0.10%, 3/10/2028	JPY	384,189,355	2,864,797
Series 24, 0.10%, 3/10/2029	JPY	392,239,295	2,933,003
			20,519,483
MEXICO — 4.7%
Mexico Udibonos:
Series S, 2.75%, 11/27/2031	MXN	50,251,559	2,613,366
Series S, 3.00%, 12/3/2026	MXN	33,501,040	1,837,749
Series S, 4.00%, 11/30/2028	MXN	45,864,518	2,644,566
Series S, 4.00%, 11/15/2040	MXN	52,253,641	2,950,883
Series S, 4.00%, 11/8/2046	MXN	45,465,697	2,599,474
Series S, 4.00%, 11/3/2050	MXN	63,412,679	3,559,865
Series S, 4.50%, 12/4/2025	MXN	29,831,878	1,711,416
Series S, 4.50%, 11/22/2035	MXN	47,778,864	2,840,521
			20,757,840
NEW ZEALAND — 3.3%
New Zealand Government Bonds Inflation-Linked:
Series 0925, 2.00%, 9/20/2025	NZD	4,604,601	2,942,637
Series 0935, 2.50%, 9/20/2035	NZD	8,202,882	5,274,873
Series 0940, 2.50%, 9/20/2040	NZD	6,371,700	4,006,833
Series 0930, 3.00%, 9/20/2030	NZD	3,991,087	2,665,432
			14,889,775

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
SOUTH AFRICA — 4.5%
Republic of South Africa Government Bond CPI-Linked:
Series 2029, 1.88%, 3/31/2029	ZAR	34,612,519	$ 1,696,387
Series 2033, 1.88%, 2/28/2033	ZAR	51,759,367	2,247,958
Series 2025, 2.00%, 1/31/2025	ZAR	55,931,211	2,991,696
Series 2038, 2.25%, 1/31/2038	ZAR	70,461,701	2,832,346
Series 2046, 2.50%, 3/31/2046	ZAR	75,513,120	2,804,056
Series 2050, 2.50%, 12/31/2050	ZAR	89,782,845	3,171,986
Series R210, 2.60%, 3/31/2028	ZAR	30,711,349	1,585,103
Series R202, 3.45%, 12/7/2033	ZAR	54,247,965	2,663,711
Republic of South Africa Government Bonds CPI-Linked Series 2031, 4.25%, 1/31/2031	ZAR	1,862,023	101,678
			20,094,921
SOUTH KOREA — 1.2%
Korea Treasury Bonds Inflation-Linked:
Series 01000-2606, 1.00%, 6/10/2026	KRW	1,667,797,200	1,320,524
Series 01125-3006, 1.13%, 6/10/2030	KRW	1,213,721,460	966,928
Series 3206, 1.63%, 6/10/2032	KRW	1,546,309,000	1,281,350
Series 01750-2806, 1.75%, 6/10/2028	KRW	1,954,117,550	1,608,015
			5,176,817
SPAIN — 4.5%
Spain Government Bonds Inflation-Linked:
0.65%, 11/30/2027 (a)	EUR	4,481,210	4,934,435
0.70%, 11/30/2033 (a)	EUR	7,652,260	8,159,187
1.00%, 11/30/2030 (a)	EUR	5,245,932	5,843,429
1.80%, 11/30/2024 (a)	EUR	254	281
2.05%, 11/30/2039	EUR	1,043,760	1,257,958
			20,195,290
SWEDEN — 4.6%
Sweden Bonds Inflation-Linked:
Series 3112, 0.13%, 6/1/2026	SEK	35,890,872	3,491,020
Series 3113, 0.13%, 12/1/2027	SEK	27,459,804	2,657,045
Security Description		Principal Amount	Value
Series 3114, 0.13%, 6/1/2030	SEK	23,232,943	$ 2,228,647
Series 3111, 0.13%, 6/1/2032	SEK	32,847,927	3,182,391
Series 3109, 1.00%, 6/1/2025	SEK	44,646,371	4,398,943
Series 3104, 3.50%, 12/1/2028	SEK	41,390,548	4,667,031
			20,625,077
TURKEY — 4.5%
Turkiye Government Bonds:
Series CPI, Zero Coupon, 2/11/2032	TRY	35,239,442	1,193,182
Series CPI, Zero Coupon, 8/4/2032	TRY	18,284,679	612,734
1.50%, 6/18/2025	TRY	184,273,319	6,546,481
2.36%, 1/29/2025	TRY	35,926,874	1,295,178
Series CPI, 2.70%, 1/14/2026	TRY	68,083,559	2,460,675
Series CPI, 2.90%, 7/7/2027	TRY	65,373,874	2,534,604
Series CPI, 2.90%, 1/12/2028	TRY	54,205,655	2,093,217
Series CPI, 3.00%, 5/28/2031	TRY	40,950,291	1,664,852
Series CPI, 3.30%, 6/28/2028	TRY	45,509,733	1,802,858
			20,203,781
UNITED KINGDOM — 18.7%
U.K. Inflation-Linked Gilts:
0.13%, 3/22/2026	GBP	2,202,035	2,794,297
0.13%, 8/10/2028	GBP	3,903,578	5,038,456
0.13%, 3/22/2029	GBP	2,466,592	3,172,876
0.13%, 8/10/2031	GBP	2,444,996	3,162,075
0.13%, 11/22/2036	GBP	2,528,304	3,110,510
0.13%, 3/22/2039	GBP	1,909,935	2,247,550
0.13%, 8/10/2041	GBP	3,676,270	4,222,489
0.13%, 3/22/2044	GBP	2,766,373	3,041,478
0.13%, 3/22/2046	GBP	2,491,537	2,666,036
0.13%, 8/10/2048	GBP	1,498,663	1,567,169
0.13%, 3/22/2051	GBP	1,477,313	1,509,259
0.13%, 11/22/2056	GBP	1,404,965	1,387,692
0.13%, 3/22/2058	GBP	2,207,382	2,144,979
0.13%, 11/22/2065	GBP	819,673	777,847
0.13%, 3/22/2068	GBP	2,345,292	2,225,244
0.13%, 3/22/2073	GBP	796,517	807,344
0.25%, 3/22/2052	GBP	2,263,320	2,386,664
0.38%, 3/22/2062	GBP	2,763,605	2,906,801
0.50%, 3/22/2050	GBP	2,390,134	2,725,989
0.63%, 3/22/2040	GBP	2,791,904	3,522,507
0.63%, 11/22/2042	GBP	1,742,742	2,163,643
0.63%, 3/22/2045	GBP	1,038,140	1,257,117
0.75%, 11/22/2033	GBP	608,994	821,684
0.75%, 3/22/2034	GBP	3,764,718	5,042,919

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description		Principal Amount	Value
0.75%, 11/22/2047	GBP	2,391,330	$ 2,927,541
1.13%, 11/22/2037	GBP	2,559,447	3,533,837
1.25%, 11/22/2027	GBP	3,212,296	4,318,567
1.25%, 11/22/2032	GBP	3,372,035	4,753,971
1.25%, 11/22/2055	GBP	2,712,755	3,751,508
Series 8MO, 2.00%, 1/26/2035	GBP	1,385,756	2,062,849
Series 8MO, 4.13%, 7/22/2030	GBP	833,383	1,341,073
			83,391,971
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $495,117,692)			442,550,838
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (c) (d) (Cost $125,453)	125,453	125,453
TOTAL INVESTMENTS — 99.3% (Cost $495,243,145)		442,676,291
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		2,987,652
NET ASSETS — 100.0%		$ 445,663,943

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 12.5% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$442,550,838	$—	$442,550,838
Short-Term Investment	125,453	—	—	125,453
TOTAL INVESTMENTS	$125,453	$442,550,838	$—	$442,676,291

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	367,253	$367,253	$45,936,138	$46,177,938	$—	$—	125,453	$125,453	$26,160
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2023

	SPDR Bloomberg Emerging Markets Local Bond ETF	SPDR Bloomberg International Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,915,489,485	$215,653,686
Investments in affiliated issuers, at value	36,958,145	8,992,670
Total Investments	1,952,447,630	224,646,356
Foreign currency, at value	14,089,950	1,479,743
Net cash at broker	150,000	—
Cash	1,911,487	—
Receivable for investments sold	19,342,645	125,533
Unrealized appreciation on forward foreign currency exchange contracts	2,838,818	—
Dividends receivable — affiliated issuers	20,230	1,151
Interest receivable — unaffiliated issuers	30,735,617	2,581,599
Securities lending income receivable — unaffiliated issuers	1,722	—
Securities lending income receivable — affiliated issuers	5,818	2,841
Receivable for foreign taxes recoverable	289,140	3,290
TOTAL ASSETS	2,021,833,057	228,840,513
LIABILITIES
Due to custodian	—	—
Payable upon return of securities loaned	21,260,045	8,990,962
Payable for investments purchased	38,685,899	275,800
Payable for fund shares repurchased	—	—
Unrealized depreciation on forward foreign currency exchange contracts	2,266,854	—
Deferred foreign taxes payable	295,683	—
Advisory fee payable	487,945	89,938
Trustees’ fees and expenses payable	503	23
TOTAL LIABILITIES	62,996,929	9,356,723
NET ASSETS	$1,958,836,128	$219,483,790
NET ASSETS CONSIST OF:
Paid-in capital	$2,127,381,421	$228,081,684
Total distributable earnings (loss)**	(168,545,293)	(8,597,894)
NET ASSETS	$1,958,836,128	$219,483,790
NET ASSET VALUE PER SHARE
Net asset value per share	$ 21.31	$ 29.86
Shares outstanding (unlimited amount authorized, $0.01 par value)	91,900,000	7,350,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,953,479,715	$222,296,903
Investments in affiliated issuers	36,958,145	8,992,670
Total cost of investments	$1,990,437,860	$231,289,573
Foreign currency, at cost	$ 13,977,461	$ 1,430,772
* Includes investments in securities on loan, at value	$ 20,170,920	$ 8,812,096
** Includes deferred foreign taxes	$ 295,855	$ —
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF	SPDR Bloomberg Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF

$1,043,778,130	$175,935,660	$442,550,838
31,458,759	27,095	125,453
1,075,236,889	175,962,755	442,676,291
—	387,125	1,541,627
—	—	—
—	—	624
43,992,701	8,335,498	5,175,627
—	—	—
16,907	358	2,590
8,528,847	1,163,450	2,323,994
—	—	—
21	—	—
475,733	70,468	—
1,128,251,098	185,919,654	451,720,753

27,304,995	—	—
—	—	—
1,255,918	7,903,246	5,835,717
46,623,198	—	—
—	—	—
110,227	132	33,730
329,803	52,033	187,203
345	41	160
75,624,486	7,955,452	6,056,810
$1,052,626,612	$177,964,202	$445,663,943

$1,181,608,159	$179,389,254	$525,924,391
(128,981,547)	(1,425,052)	(80,260,448)
$1,052,626,612	$177,964,202	$445,663,943

$ 23.24	$ 27.38	$ 42.04
45,300,038	6,500,000	10,600,483

$1,155,361,060	$173,262,143	$ 495,117,692
31,458,759	27,095	125,453
$1,186,819,819	$173,289,238	$495,243,145
$ —	$ 390,300	$ 1,548,810
$ —	$ —	$ —
$ 90,019	$ 132	$ 31,803

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2023

	SPDR Bloomberg Emerging Markets Local Bond ETF	SPDR Bloomberg International Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 114,712,658	$ 5,317,080
Dividend income — affiliated issuers	188,602	13,007
Unaffiliated securities lending income	933	—
Affiliated securities lending income	148,229	26,900
Foreign taxes withheld	(2,705,896)	—
TOTAL INVESTMENT INCOME (LOSS)	112,344,526	5,356,987
EXPENSES
Advisory fee	5,620,099	972,715
Trustees’ fees and expenses	21,513	1,937
Miscellaneous expenses	1,477	132
TOTAL EXPENSES	5,643,089	974,784
NET INVESTMENT INCOME (LOSS)	$106,701,437	$ 4,382,203
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(71,890,575)	(2,895,666)
In-kind redemptions — unaffiliated issuers	7,664,931	(3,021,936)
Forward foreign currency exchange contracts	259,930	—
Foreign currency transactions	(6,361,066)	(169,964)
Net realized gain (loss)	(70,326,780)	(6,087,566)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	149,246,973	20,443,855
Forward foreign currency exchange contracts	501,459	—
Foreign currency translations	359,387	50,340
Net change in unrealized appreciation/depreciation	150,107,819	20,494,195
NET REALIZED AND UNREALIZED GAIN (LOSS)	79,781,039	14,406,629
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$186,482,476	$18,788,832
* Includes foreign capital gain taxes	$ (153,616)	$ —
** Includes foreign deferred taxes	$ (295,855)	$ —
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF	SPDR Bloomberg Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF

$ 22,945,622	$ 3,557,167	$ 34,055,078
49,832	8,704	26,160
—	—	—
491	184	—
(345,251)	(39,509)	(3,584)
22,650,694	3,526,546	34,077,654

3,550,331	600,965	2,365,220
11,168	1,785	5,385
16,018	10,121	372
3,577,517	612,871	2,370,977
$ 19,073,177	$ 2,913,675	$ 31,706,677

(18,861,531)	(8,503,453)	(22,030,768)
(4,310,253)	(2,367,916)	(3,192,437)
—	—	—
(1,448,293)	(102,189)	(586,488)
(24,620,077)	(10,973,558)	(25,809,693)

75,520,082	13,864,739	33,345,659
—	—	—
32,528	23,421	85,718
75,552,610	13,888,160	33,431,377
50,932,533	2,914,602	7,621,684
$ 70,005,710	$ 5,828,277	$ 39,328,361
$ (64,352)	$ (839)	$ (752)
$ (90,019)	$ (132)	$ (31,803)

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Emerging Markets Local Bond ETF
	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 106,701,437	$ 98,759,769
Net realized gain (loss)	(70,326,780)	(197,884,844)
Net change in unrealized appreciation/depreciation	150,107,819	(76,033,218)
Net increase (decrease) in net assets resulting from operations	186,482,476	(175,158,293)
Distributions to shareholders	(64,472,196)	(3,714,999)
Return of capital	(34,621,000)	(86,940,908)
Total Distributions to shareholders	(99,093,196)	(90,655,907)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	320,399,516	1,604,488,801
Cost of shares redeemed	(602,280,159)	(370,867,980)
Other capital	1,843,086	3,574,214
Net increase (decrease) in net assets from beneficial interest transactions	(280,037,557)	1,237,195,035
Contribution from Affiliate (Note 4)	—	534,103
Net increase (decrease) in net assets during the period	(192,648,277)	971,914,938
Net assets at beginning of period	2,151,484,405	1,179,569,467
NET ASSETS AT END OF PERIOD	$1,958,836,128	$2,151,484,405
SHARES OF BENEFICIAL INTEREST:
Shares sold	15,400,000	74,600,000
Shares redeemed	(28,500,000)	(18,000,000)
Net increase (decrease) from share transactions	(13,100,000)	56,600,000
See accompanying notes to financial statements.

SPDR Bloomberg International Corporate Bond ETF		SPDR Bloomberg International Treasury Bond ETF		SPDR Bloomberg Short Term International Treasury Bond ETF
Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/23	Year Ended 12/31/22

$ 4,382,203	$ 924,776	$ 19,073,177	$ 12,417,484	$ 2,913,675	$ 716,345
(6,087,566)	(4,585,386)	(24,620,077)	(33,111,730)	(10,973,558)	(15,252,526)
20,494,195	(23,193,521)	75,552,610	(155,034,071)	13,888,160	(6,716,636)
18,788,832	(26,854,131)	70,005,710	(175,728,317)	5,828,277	(21,252,817)
(4,375,760)	(628,666)	(17,121,791)	(10,363,828)	—	(665,086)
—	—	—	—	(2,886,161)	—
(4,375,760)	(628,666)	(17,121,791)	(10,363,828)	(2,886,161)	(665,086)

165,969,923	35,563,928	431,595,476	471,484,457	69,937,787	18,163,682
(101,190,806)	(19,639,302)	(548,098,418)	(121,779,953)	(40,190,928)	(21,099,179)
186,249	22,126	879,542	175,444	39,005	(46,964)
64,965,366	15,946,752	(115,623,400)	349,879,948	29,785,864	(2,982,461)
—	—	—	—	—	2,298
79,378,438	(11,536,045)	(62,739,481)	163,787,803	32,727,980	(24,898,066)
140,105,352	151,641,397	1,115,366,093	951,578,290	145,236,222	170,134,288
$ 219,483,790	$140,105,352	$1,052,626,612	$1,115,366,093	$177,964,202	$145,236,222

5,850,000	1,300,000	19,600,000	20,600,000	2,600,000	600,000
(3,600,000)	(600,000)	(24,200,000)	(4,500,000)	(1,500,000)	(800,000)
2,250,000	700,000	(4,600,000)	16,100,000	1,100,000	(200,000)

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 31,706,677	$ 51,795,927
Net realized gain (loss)	(25,809,693)	(41,175,258)
Net change in unrealized appreciation/depreciation	33,431,377	(97,436,182)
Net increase (decrease) in net assets resulting from operations	39,328,361	(86,815,513)
Distributions to shareholders	(18,628,462)	(37,295,303)
Return of capital	(12,655,664)	(11,096,490)
Total Distributions to shareholders	(31,284,126)	(48,391,793)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	237,160,404
Cost of shares redeemed	(83,245,671)	(34,725,536)
Other capital	90,623	267,829
Net increase (decrease) in net assets from beneficial interest transactions	(83,155,048)	202,702,697
Contribution from Affiliate (Note 4)	—	51,944
Net increase (decrease) in net assets during the period	(75,110,813)	67,547,335
Net assets at beginning of period	520,774,756	453,227,421
NET ASSETS AT END OF PERIOD	$445,663,943	$520,774,756
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	4,900,000
Shares redeemed	(2,000,000)	(700,000)
Net increase (decrease) from share transactions	(2,000,000)	4,200,000
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Emerging Markets Local Bond ETF
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19
Net asset value, beginning of period	$ 20.49	$ 24.37	$ 28.00	$ 27.83	$ 27.76	$ 27.08
Income (loss) from investment operations:
Net investment income (loss) (b)	1.18	1.13	1.01	1.13	0.65	1.51
Net realized and unrealized gain (loss) (c)	0.74	(4.08)	(3.72)	0.05	0.15	0.45
Total from investment operations	1.92	(2.95)	(2.71)	1.18	0.80	1.96
Contribution from Affiliate (Note 4)	—	0.01	—	—	—	0.01
Other capital (b)	0.02	0.04	0.02	0.02	0.01	0.02
Distributions to shareholders from:
Net investment income	(0.73)	(0.04)	(0.81)	(0.22)	(0.07)	(0.79)
Return of Capital	(0.39)	(0.94)	(0.13)	(0.81)	(0.67)	(0.52)
Total distributions	(1.12)	(0.98)	(0.94)	(1.03)	(0.74)	(1.31)
Net asset value, end of period	$ 21.31	$ 20.49	$ 24.37	$ 28.00	$ 27.83	$ 27.76
Total return (d)	9.79%	(11.89)%(e)	(9.74)%	4.59%	2.94%	7.70%(f)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,958,836	$2,151,484	$1,179,569	$1,013,443	$1,015,629	$810,738
Ratios to average net assets:
Total expenses	0.30%	0.31%	0.30%	0.30%	0.30%(g)	0.39%
Net expenses	0.30%	0.31%	0.30%	0.30%	0.30%(g)	0.38%
Net investment income (loss)	5.70%	5.45%	3.86%	4.26%	4.69%(g)	5.68%
Portfolio turnover rate (h)	52%	39%	22%	50%	18%(i)	43%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended December 31, 2022, the total return would have been (11.93)%.
(f)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have been 7.66%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg International Corporate Bond ETF
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19
Net asset value, beginning of period	$ 27.47	$ 34.46	$ 37.76	$ 33.98	$ 34.15	$ 33.87
Income (loss) from investment operations:
Net investment income (loss) (b)	0.63	0.23	0.12	0.18	0.14	0.29
Net realized and unrealized gain (loss) (c)	2.35	(7.08)	(3.30)	3.74	(0.20)	0.23
Total from investment operations	2.98	(6.85)	(3.18)	3.92	(0.06)	0.52
Other capital (b)	0.03	0.01	0.01	0.02	0.02	0.00(d)
Distributions to shareholders from:
Net investment income	(0.62)	(0.15)	(0.13)	(0.04)	(0.10)	—
Return of Capital	—	—	—	(0.12)	(0.03)	(0.24)
Total distributions	(0.62)	(0.15)	(0.13)	(0.16)	(0.13)	(0.24)
Net asset value, end of period	$ 29.86	$ 27.47	$ 34.46	$ 37.76	$ 33.98	$ 34.15
Total return (e)	11.13%	(19.86)%	(8.41)%	11.69%	(0.15)%	1.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$219,484	$140,105	$151,641	$260,546	$190,273	$167,358
Ratios to average net assets:
Total expenses	0.50%	0.51%	0.50%	0.50%	0.50%(f)	0.51%
Net investment income (loss)	2.25%	0.78%	0.32%	0.54%	0.81%(f)	0.88%
Portfolio turnover rate (g)	14%	14%	14%	23%	5%(h)	16%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg International Treasury Bond ETF
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19
Net asset value, beginning of period	$ 22.35	$ 28.15	$ 31.22	$ 28.74	$ 28.87	$ 27.88
Income (loss) from investment operations:
Net investment income (loss) (b)	0.42	0.34	0.28	0.35	0.19	0.39
Net realized and unrealized gain (loss) (c)	0.83	(5.87)	(3.10)	2.42	(0.13)	0.92
Total from investment operations	1.25	(5.53)	(2.82)	2.77	0.06	1.31
Contribution from Affiliate	—	—	—	0.00(d)	—	—
Other capital (b)	0.02	0.00(d)	0.01	0.01	0.00(d)	0.01
Distributions to shareholders from:
Net investment income	(0.38)	(0.27)	(0.26)	(0.30)	(0.19)	(0.33)
Net asset value, end of period	$ 23.24	$ 22.35	$ 28.15	$ 31.22	$ 28.74	$ 28.87
Total return (e)	5.73%	(19.66)%	(9.01)%	9.73%(f)	0.20%	4.78%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,052,627	$1,115,366	$951,578	$1,011,547	$1,028,855	$1,122,866
Ratios to average net assets:
Total expenses	0.35%	0.36%	0.35%	0.35%	0.35%(g)	0.38%
Net investment income (loss)	1.88%	1.43%	0.95%	1.19%	1.31%(g)	1.42%
Portfolio turnover rate (h)	20%	14%	15%	16%	7%(i)	18%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended December 31, 2020, the total return would have remained 9.73%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Short Term International Treasury Bond ETF
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19
Net asset value, beginning of period	$ 26.90	$ 30.38	$ 32.84	$ 30.88	$ 31.05	$ 31.38
Income (loss) from investment operations:
Net investment income (loss) (b)	0.45	0.12	(0.03)	0.05	0.07	0.16
Net realized and unrealized gain (loss) (c)	0.47	(3.47)	(2.26)	1.94	(0.17)	(0.10)
Total from investment operations	0.92	(3.35)	(2.29)	1.99	(0.10)	0.06
Contribution from Affiliate (Note 4)	—	0.00(d)	—	0.00(d)	—	—
Other capital (b)	0.01	(0.01)	0.01	0.01	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	—	(0.12)	(0.18)	(0.04)	—	(0.33)
Return of Capital	(0.45)	—	—	—	(0.07)	(0.06)
Total distributions	(0.45)	(0.12)	(0.18)	(0.04)	(0.07)	(0.39)
Net asset value, end of period	$ 27.38	$ 26.90	$ 30.38	$ 32.84	$ 30.88	$ 31.05
Total return (e)	3.49%	(11.07)%(f)	(6.91)%	6.49%(g)	(0.36)%	0.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$177,964	$145,236	$170,134	$213,429	$299,496	$298,118
Ratios to average net assets:
Total expenses	0.36%	0.36%	0.35%	0.35%	0.35%(h)	0.36%
Net investment income (loss)	1.70%	0.45%	(0.09)%	0.16%	0.43%(h)	0.51%
Portfolio turnover rate (i)	51%	56%	64%	67%	31%(j)	66%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended ended December 31, 2022, the total return would have remained (11.07)%
(g)	If an affiliate had not made a contribution during the year ended ended December 31, 2020, the total return would have remained 6.49%.
(h)	Annualized.
(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(j)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19
Net asset value, beginning of period	$ 41.33	$ 53.95	$ 58.57	$ 55.28	$ 55.31	$ 54.63
Income (loss) from investment operations:
Net investment income (loss) (b)	2.77	4.91	2.56	1.02	0.66	1.92
Net realized and unrealized gain (loss) (c)	0.67	(12.97)	(4.71)	3.17	0.19	0.57
Total from investment operations	3.44	(8.06)	(2.15)	4.19	0.85	2.49
Contribution from Affiliate (Note 4)	—	0.00(d)	—	—	—	—
Other capital (b)	0.01	0.03	0.02	0.03	0.01	0.03
Distributions to shareholders from:
Net investment income	(1.63)	(3.53)	(2.49)	(0.93)	(0.87)	—
Return of Capital	(1.11)	(1.06)	—	—	(0.02)	(1.84)
Total distributions	(2.74)	(4.59)	(2.49)	(0.93)	(0.89)	(1.84)
Net asset value, end of period	$ 42.04	$ 41.33	$ 53.95	$ 58.57	$ 55.28	$ 55.31
Total return (e)	8.74%	(15.41)%(f)	(3.68)%	7.76%	1.58%	4.78%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$445,664	$520,775	$453,227	$380,717	$431,216	$475,714
Ratios to average net assets:
Total expenses	0.50%	0.51%	0.50%	0.50%	0.50%(g)	0.50%
Net investment income (loss)	6.70%	10.68%	4.57%	1.90%	2.39%(g)	3.60%
Portfolio turnover rate (h)	22%	37%	20%	28%	8%(i)	37%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an Affiliate had not made a contribution during the year ended December 31 2022, the total return would have remained (15.41)%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of eighty-four (84) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Emerging Markets Local Bond ETF
SPDR Bloomberg International Corporate Bond ETF
SPDR Bloomberg International Treasury Bond ETF
SPDR Bloomberg Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
Each Fund, except for SPDR Bloomberg International Corporate Bond ETF, is classified as a non-diversified investment company under the 1940 Act. SPDR Bloomberg International Corporate Bond ETF is classified as a diversified investment company under the 1940 Act.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2023 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2023, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the year ended December 31, 2023, the SPDR Bloomberg Emerging Markets Local Bond ETF entered into forward foreign currency exchange contracts to manage currency exposure.
The following tables summarize the value of the Funds' derivative instruments as of December 31, 2023, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$2,838,818	$—	$—	$—	$2,838,818
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$2,266,854	$—	$—	$—	$2,266,854

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$259,930	$—	$—	$—	$259,930
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$501,459	$—	$—	$—	$501,459
For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the Funds’ net exposure to derivative assets and liabilities available for offset and net of collateral at December 31, 2023:
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Barclays Capital PLC	$2,662,248	$(884,594)	$—	$1,777,654
Goldman Sachs Bank USA	135,754	—	—	135,754
Standard Chartered Bank	5,667	—	—	5,667
UBS AG	35,149	—	—	35,149
	$2,838,818	$(884,594)	$—	$1,954,224
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Barclays Capital PLC	$ (884,594)	$884,594	$—	$ —
Deutsche Bank AG	(1,335,164)	—	—	(1,335,164)
Westpac Banking Corp.	(47,095)	—	—	(47,095)
	$(2,266,853)	$884,594	$—	$(1,382,259)
Amounts presented on the Schedules of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"). For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Emerging Markets Local Bond ETF	0.30%
SPDR Bloomberg International Corporate Bond ETF	0.50
SPDR Bloomberg International Treasury Bond ETF	0.35
SPDR Bloomberg Short Term International Treasury Bond ETF	0.35
SPDR FTSE International Government Inflation-Protected Bond ETF	0.50
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until April 30, 2024.
This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to April 30, 2024 except with the approval of the Funds’ Board of Trustees.
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
State Street Global Advisors Limited receives fees from the Adviser for its services as the sub-adviser to the SPDR Bloomberg International Corporate Bond ETF and SPDR Bloomberg Emerging Markets Local Bond ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement  dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2023 are disclosed in the Schedules of Investments.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

During the fiscal year ended December 31, 2022, State Street made contributions of $489,633, $2,298 and $51,944 to the SPDR Bloomberg Emerging Markets Local Bond ETF, SPDR Bloomberg Short Term International Treasury Bond ETF and SPDR FTSE International Government Inflation-Protected Bond ETF, respectively, related to an accounting matter.
During the fiscal year ended December 31, 2022, the Adviser agreed to make a contribution $44,470 to the SPDR Bloomberg Emerging Markets Local Bond ETF related to a trade processing matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended December 31, 2023, were as follows:
	Purchases	Sales
SPDR Bloomberg Emerging Markets Local Bond ETF	$950,685,664	$1,043,122,860
SPDR Bloomberg International Corporate Bond ETF	80,456,581	26,493,199
SPDR Bloomberg International Treasury Bond ETF	253,938,727	198,041,536
SPDR Bloomberg Short Term International Treasury Bond ETF	88,452,997	85,028,609
SPDR FTSE International Government Inflation-Protected Bond ETF	103,174,892	135,998,485
For the year ended December 31, 2023, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Emerging Markets Local Bond ETF	$ 88,842,725	$292,344,738	$ 7,664,931
SPDR Bloomberg International Corporate Bond ETF	104,305,243	96,077,206	(3,021,936)
SPDR Bloomberg International Treasury Bond ETF	265,462,785	434,875,905	(4,310,253)
SPDR Bloomberg Short Term International Treasury Bond ETF	58,337,732	33,065,977	(2,367,916)
SPDR FTSE International Government Inflation-Protected Bond ETF	—	75,155,190	(3,192,437)
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currencies, premium amortization, net operating losses, wash sale loss deferrals, TIPS adjustments, forward contracts and distributions in excess of current earnings.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Emerging Markets Local Bond ETF	$64,472,196	$—	$34,621,000	$99,093,196
SPDR Bloomberg International Corporate Bond ETF	4,375,760	—	—	4,375,760
SPDR Bloomberg International Treasury Bond ETF	17,121,791	—	—	17,121,791
SPDR Bloomberg Short Term International Treasury Bond ETF	—	—	2,886,161	2,886,161
SPDR FTSE International Government Inflation-Protected Bond ETF	18,628,462	—	12,655,664	31,284,126
The tax character of distributions paid during the fiscal period ended December 31, 2022 was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Emerging Markets Local Bond ETF	$ 3,714,999	$ —	$ 86,940,908	$ 90,655,907
SPDR Bloomberg International Corporate Bond ETF	628,666	—	—	628,666
SPDR Bloomberg International Treasury Bond ETF	10,363,828	—	—	10,363,828
SPDR Bloomberg Short Term International Treasury Bond ETF	526,121	138,965	—	665,086
SPDR FTSE International Government Inflation-Protected Bond ETF	37,295,303	—	11,096,490	48,391,793
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR Bloomberg Emerging Markets Local Bond ETF	$—	$(123,344,586)	$—	$ (44,844,415)	$(356,292)	$(168,545,293)
SPDR Bloomberg International Corporate Bond ETF	—	(1,916,240)	—	(6,681,654)	—	(8,597,894)
SPDR Bloomberg International Treasury Bond ETF	—	(15,818,682)	—	(113,162,865)	—	(128,981,547)
SPDR Bloomberg Short Term International Treasury Bond ETF	—	(3,982,711)	—	2,557,659	—	(1,425,052)
SPDR FTSE International Government Inflation-Protected Bond ETF	—	(18,848,677)	—	(60,721,225)	(690,546)	(80,260,448)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

As of December 31, 2023, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg Emerging Markets Local Bond ETF	$38,655,101	$84,689,485
SPDR Bloomberg International Corporate Bond ETF	235,183	1,681,057
SPDR Bloomberg International Treasury Bond ETF	2,256,636	13,562,046
SPDR Bloomberg Short Term International Treasury Bond ETF	1,111,172	2,871,539
SPDR FTSE International Government Inflation-Protected Bond ETF	8,188,952	10,659,725
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Emerging Markets Local Bond ETF	$1,998,143,259	$64,765,843	$ 110,461,472	$ (45,695,629)
SPDR Bloomberg International Corporate Bond ETF	231,427,967	4,933,611	11,715,222	(6,781,611)
SPDR Bloomberg International Treasury Bond ETF	1,188,529,227	17,353,504	130,645,842	(113,292,338)
SPDR Bloomberg Short Term International Treasury Bond ETF	173,432,133	4,842,125	2,311,503	2,530,622
SPDR FTSE International Government Inflation-Protected Bond ETF	503,417,805	8,957,716	69,699,230	(60,741,514)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2023, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2023:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Total Collateral Received
SPDR Bloomberg Emerging Markets Local Bond ETF	$ 20,170,920	$ 21,260,045	$ 21,260,045
SPDR Bloomberg International Corporate Bond ETF	8,812,096	8,990,962	8,990,962

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

		Remaining Contractual Maturity of the Agreements as of December 31, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Emerging Markets Local Bond ETF	Foreign Government Obligations	$21,260,045	$—	$—	$—	$21,260,045	$21,260,045
SPDR Bloomberg International Corporate Bond ETF	Corporate Bonds & Notes	8,990,962	—	—	—	8,990,962	8,990,962
10.    Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1.275 billion prior to October 5, 2023) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate.
The Fund had no outstanding loans as of December 31, 2023.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg Emerging Markets Local Bond ETF, SPDR Bloomberg International Corporate Bond ETF, SPDR Bloomberg International Treasury Bond ETF, SPDR Bloomberg Short Term International Treasury Bond ETF and SPDR FTSE International Government Inflation-Protected Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Bloomberg Emerging Markets Local Bond ETF, SPDR Bloomberg  International Corporate Bond ETF, SPDR Bloomberg International Treasury Bond ETF, SPDR Bloomberg Short Term International Treasury Bond ETF and SPDR FTSE International Government Inflation-Protected Bond (collectively referred to as the “Funds”) (five of the series constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of December 31, 2023, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the series constituting SPDR® Series Trust) at December 31, 2023, the results of their operations for the year then ended, the changes in their net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual series constituting SPDR Series Trust	Statement of operations	Statements of changes in net assets	Financial highlights
SPDR Bloomberg Emerging Markets Local Bond ETF (formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)

SPDR Bloomberg International Corporate Bond ETF (formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)

SPDR Bloomberg International Treasury Bond ETF (formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)

SPDR Bloomberg Short Term International Treasury Bond ETF (formerly, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF)

SPDR FTSE International Government Inflation-Protected Bond	For the year ended December 31, 2023	For the each of the two years in the period ended December 31, 2023	For each of the two years in the period ended December 31, 2023, the period from July 1, 2019 to December 31, 2019 and each of the two years in the period ended June 30, 2019
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg Emerging Markets Local Bond ETF	0.30%	$1,044.30	$1.55	$1,023.70	$1.53
SPDR Bloomberg International Corporate Bond ETF	0.50	1,071.90	2.61	1,022.70	2.55
SPDR Bloomberg International Treasury Bond ETF	0.35	1,044.50	1.80	1,023.40	1.79
SPDR Bloomberg Short Term International Treasury Bond ETF	0.35	1,038.20	1.80	1,023.40	1.79
SPDR FTSE International Government Inflation-Protected Bond ETF	0.50	1,042.50	2.57	1,022.70	2.55
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for their fiscal year ended December 31, 2023.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Foreign Tax Credit
The Funds have made an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended December 31, 2023, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Bloomberg Emerging Markets Local Bond ETF	$3,086,978
The amount of foreign source income earned on the Fund during the year ended December 31, 2023 was as follows:
Amount
SPDR Bloomberg Emerging Markets Local Bond ETF	$113,057,352
SPDR Bloomberg International Treasury Bond ETF	20,259,602
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	121	None
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	121	Affiliated Managers Group, Inc (Director) (2010 - present).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	121	Principal Financial Group (Director and Financial Committee Chair); (2020 - present) Bain CapitalSpecialtyFinance (Director) (2019 - present); University of Notre Dame (Trustee) (2015 - present).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc.(construction and real estate company) (February 2007 - April 2017).	121	Rydex Series Funds (52 portfolios), Rydex Dynamic Funds (8 portfolios) and Rydex Variable Trust (49 portfolios) (Trustee) (2016 - present); Guggenheim Strategy Funds Trust (3 portfolios), Guggenheim Funds Trust (18 portfolios), Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Variable Funds Trust (14 portfolios), and Transparent Value Trust (5 portfolios) (Trustee) (2019 - present); Guggenheim Active Allocation Fund (Trustee) (2021 - present); Fiduciary/Claymore Energy Infrastructure Fund (Trustee) (2019 - 2022); Guggenheim Enhanced Equity Income Fund and Guggenheim Credit Allocation Fund (Trustee) (2019 - 2021); and Guggenheim Energy & Income Fund (Trustee) (2015 - 2023).
CAROLYN M. CLANCY c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1960	Independent Trustee	Term: Unlimited Served: since October 2022	Retired. Executive Vice President, Head of Strategy, Analytics and Market Readiness, Fidelity Investments (April 2020 - June 2021); Executive Vice President, Head of Broker Dealer Business, Fidelity Investments (July 2017 - March 2020).	121	Assumption University (Trustee) (2011 - 2021) and (2022 - present); Big Sister Association of Greater Boston (Director) (2016 - 2023).
KRISTI L. ROWSELL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1966	Independent Trustee	Term: Unlimited Served: since October 2022	Partner and President, Harris Associates (2010 - 2021).	121	Harris Associates Investment Trust (8 portfolios) (Trustee) (2010 - present);
Board of Governors,
Investment Company Institute
(Member) (2018 - Present);
					Habitat for Humanity Chicago (Director) (2015 - present).

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	President, Winnisquam Capital LLC (December 2022 - present); Non-Executive Chairman,
Fusion Acquisition Corp II. (February
2020 - Present);
Non-Executive Chairman,
Fusion Acquisition Corp.
(June 2020 - September 2021);
Retired Chairman and Director,
SSGA Funds Management, Inc.
(2005 - March 2020); Retired
Executive Vice President, State
Street Global Advisors (2012 -
March 2020); Retired Chief
Executive Officer and Manager,
State Street Global Advisors
Funds Distributors, LLC (May
2017 - March 2020); Director,
State Street Global Markets,
LLC (2013 - April 2017);
President, SSGA Funds
Management, Inc. (2005 - 2012);
Principal, State Street
Global Advisors (2000 - 2005).	132	Investment Managers Series Trust (50 portfolios) (2022 - present); The Select Sector SPDR Trust (11 Portfolios) (2005 - Present); SSGA SPDRETFs Europe I PLC (Director)
					(2016 - 2020); SSGA SPDR ETFs Europe II PLC (Director) (2016 - 2020); State Street Navigator Securities Lending Trust (2016 - 2020); SSGAFunds (2014 - 2020); State Street Institutional Investment Trust (2007 - 2020); Street Master Funds (2007 - 2020); Elfun Funds (2016 - 2018)
GUNJAN CHAUHAN** c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1982	Interested Trustee	Term: Unlimited Served: Since October 2022	Senior Managing Director, State Street Global Advisors (April 2018 - Present); Managing Director, State Street Global Advisors (June 2015 - March 2018).	121	State Street ICAV (Director) (2018 - 2022).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser, which includes series of SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust.
* Mr. Ross is an Interested Trustee because of his ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.
** Ms. Chauhan is an Interested Trustee because of her position with an affiliate of the Adviser.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management Inc. One Iron Street Botson,MA 02210 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Unlimited Served: since May 2023 (with respect to President and Principal Executive Officer); Term: Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Direct Street Global Advisors (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer and Principal Financial Officer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
ANDREW J. DELORME SSGA Funds Management, Inc. One Iron Street 1975	Chief Legal Officer	Term: Unlimited Served: since February 2024	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term: Unlimited Served: since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Secretary	Term: Unlimited Served: since May 2023	Assistant Vice President, State Street Global Advisors (July 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1976	Assistant Treasurer	Term: Unlimited Served: since May 2022	Vice President, State Street Global Advisors and SSGA Funds Management Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
VEDRAN VUKOVIC SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Assistant Treasurer	Term: Unlimited Served: since February 2024	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, has been licensed for use in connection with the listing and trading of the SPDR Bloomberg ETFs.
London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). © LSE Group 2020. FTSE Russell is a trading name of certain of the LSE Group companies. "FTSE®" is a trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company's express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.sssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRSERTRYEAR

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1)

The Board of Trustees of the registrant has determined that the registrant has five Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2)

Dwight Churchill, Clare Richer, Kristi Rowsell, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees.

For the fiscal years ending December 31, 2023 and December 31, 2022, the aggregate audit fees billed for professional services rendered by the principal accountant were $123,675 and $123,675, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b)	Audit-Related Fees.

For the fiscal years ending December 31, 2023 and December 31, 2022, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees.

For the fiscal years ending December 31, 2023 and December 31, 2022 the aggregate tax fees billed for professional services rendered by E&Y for the review of year-end distribution requirements were $13,890 and $13,890, respectively.

(d)	All Other Fees.

For the fiscal years ended December 31, 2023 and December 31, 2022, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2023 and December 31, 2022, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,540,002 and $ 9,327,125, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit, audit-related or permissible non-audit services, either:

(a)

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

(b)

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2)	Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2023 (in millions)	FY 2022 (in millions)
Non audit services billed to:
Registrant:	See Item 4(c)	See Item 4(c)
Investment Adviser:	—	—

Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$17.9	$18.1
Tax Fees	$5.6	$5.4
All Other Fees	$15.5	$14.5

(1)	Information is for the calendar years 2023 and 2022, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h)

The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s Audit Committee are Dwight Churchill, Carolyn Clancy, Clare Richer, Kristi Rowsell, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a)

Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics referred is attached.

(a)(2)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)	Not applicable to the registrant.

(a)(4)	Not applicable.

(b)

A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	March 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	March 7, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	March 7, 2024